UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01880
The Income Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class A
| AMECX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class C
| IFACX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.31% *
*
Annualized
.
Key fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class T
|
TIAFX
 for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.30% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-1
| IFAFX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-2
| AMEFX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.36% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-3
| FIFAX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*
Annualized
.
Key fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-A
| CIMAX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-C
| CIMCX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-E
| CIMEX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-T
| TFAAX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-1
| CIMFX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-2
| FAIFX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-3
| FFIFX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.30% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-1
| RIDAX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.34% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-2
| RIDBX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.34% *
*
Annualized
.
Key fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-2E
| RIEBX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54	1.05% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-3
| RIDCX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.90% *
*
Annualized
.
Key
fund
statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-4
| RIDEX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-5E
| RIDHX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-5
| RIDFX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-006-0325 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-6
| RIDGX
for the six months ended January 31, 2025
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to January 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 127,876
Total number of portfolio holdings	3,040
Portfolio turnover rate including mortgage dollar roll transactions	26%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-006-0325 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Income Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended January 31, 2025
Lit. No. MFGEFP2-006-0325 © 2025 Capital Group. All rights reserved.

Investment portfolio January 31, 2025unaudited

Common stocks 71.90%		Shares	Value (000)
Financials 16.71%
	JPMorgan Chase & Co.	8,836,928	$2,362,111
	Goldman Sachs Group, Inc.	2,262,347	1,448,807
	Brookfield Asset Management, Ltd., Class A	20,433,404	1,222,531
	CME Group, Inc., Class A	4,700,084	1,111,664
	Citigroup, Inc.	13,495,928	1,098,973
	Apollo Asset Management, Inc.	5,915,679	1,011,463
	Ares Management Corp., Class A	4,990,000	989,118
	Mizuho Financial Group, Inc.	34,532,100	950,035
	Fifth Third Bancorp	20,822,472	922,644
	Synchrony Financial	11,302,951	779,677
	Carlyle Group, Inc. (The)	13,610,386	764,359
	BlackRock, Inc.	671,318	722,002
	Citizens Financial Group, Inc.	12,133,604	577,195
	CaixaBank, SA, non-registered shares	89,431,759	542,969
	Royal Bank of Canada[1]	4,002,994	488,011
	Morgan Stanley	3,204,976	443,665
	AXA SA	11,640,914	441,511
	Blackstone, Inc.	1,909,374	338,169
	Progressive Corp.	1,315,000	324,069
	Banco Bilbao Vizcaya Argentaria, SA	26,183,869	298,290
	Zurich Insurance Group AG	477,191	289,365
	NatWest Group PLC	53,800,910	287,379
	Bank of America Corp.	6,023,775	278,901
	ING Groep NV	14,655,012	243,921
	DBS Group Holdings, Ltd.	7,336,030	240,574
	PNC Financial Services Group, Inc.	1,114,500	223,959
	Power Corporation of Canada, subordinate voting shares	7,335,000	222,319
	Great-West Lifeco, Inc.	6,839,871	221,148
	Manulife Financial Corp.	7,324,303	219,021
	American International Group, Inc.	2,796,400	205,983
	National Bank of Canada	2,289,153	203,170
	3i Group PLC	4,110,000	197,916
	Partners Group Holding AG	126,078	191,701
	Skandinaviska Enskilda Banken AB, Class A	13,042,780	183,862
	Fidelity National Information Services, Inc.	2,000,000	162,940
	Münchener Rückversicherungs-Gesellschaft AG	296,719	160,747
	B3 SA - Brasil, Bolsa, Balcao	81,826,000	156,678
	Nordnet AB	5,000,000	118,579
	ICICI Securities, Ltd.	10,919,000	104,067
	Macquarie Group, Ltd.	674,432	100,692
	KB Financial Group, Inc.	1,524,077	95,524
	Islandsbanki hf.[2]	100,744,765	87,671
	Qualitas Controladora, SAB de CV	8,877,179	73,834
	National Bank of Greece SA	8,041,354	69,589
	China Merchants Bank Co., Ltd., Class A	10,651,186	59,935
	Lazard, Inc., Class A	680,544	37,001
	KKR & Co., Inc.	164,019	27,403
	BB Seguridade Participações SA	3,300,000	21,763
	Barclays PLC	4,440,667	16,252
	Brookfield Corp., Class A	207,530	12,701
	Erste Group Bank AG	156,000	9,620
	Sberbank of Russia PJSC[3]	25,683,200	— [4]
			21,361,478

Consumer staples 8.18%
	Philip Morris International, Inc.	27,184,229	3,539,387
	Nestlé SA	11,039,377	938,656
	Procter & Gamble Co.	4,890,139	811,714
	Coca-Cola Co.	10,961,694	695,848
	Target Corp.	4,444,348	612,920
	Sysco Corp.	8,187,840	597,057
	Altria Group, Inc.	8,531,853	445,619
	Mondelez International, Inc., Class A	7,412,198	429,833
	Keurig Dr Pepper, Inc.	12,844,806	412,318
	Kimberly-Clark Corp.	2,726,952	354,422

The Income Fund of America	1

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	General Mills, Inc.	5,253,134	$315,923
	British American Tobacco PLC	5,959,890	236,103
	PepsiCo, Inc.	1,468,258	221,252
	Unilever PLC	3,500,000	200,632
	Pernod Ricard SA1	1,491,000	169,294
	Kraft Heinz Co. (The)	3,351,000	99,994
	Bunge Global SA	1,134,245	86,350
	Tyson Foods, Inc., Class A	1,343,204	75,878
	Scandinavian Tobacco Group A/S	4,227,973	60,768
	Imperial Brands PLC	1,179,734	39,805
	WH Group, Ltd.	49,532,000	38,635
	Kenvue, Inc.	1,270,084	27,040
	Reckitt Benckiser Group PLC	255,614	16,842
	Viva Wine Group AB1,2	4,500,000	15,589
	Wal-Mart de México, SAB de CV, Series V	3,533,339	9,160
	Coca-Cola FEMSA, SAB de CV (ADR)	60,363	4,738
			10,455,777

Health care 7.70%
	Gilead Sciences, Inc.	27,247,910	2,648,497
	Sanofi[1]	11,764,744	1,276,126
	CVS Health Corp.	21,413,531	1,209,436
	AbbVie, Inc.	6,477,992	1,191,303
	Amgen, Inc.	3,599,591	1,027,395
	AstraZeneca PLC	5,748,669	809,447
	Medtronic PLC	7,012,805	636,903
	Merck & Co., Inc.	3,949,000	390,240
	Pfizer, Inc.	11,326,000	300,366
	GSK PLC	6,175,862	107,948
	Danaher Corp.	387,143	86,232
	Takeda Pharmaceutical Co., Ltd.	3,008,400	80,848
	Rotech Healthcare, Inc.[2,3,5,6]	543,172	47,946
	Endo, Inc.[5]	1,154,586	30,481
	Endo, Inc., 1L 7.50% Escrow[3,5]	79,502,000	— [4]
	Sandoz Group AG	167,000	7,994
			9,851,162

Information technology 7.42%
	Broadcom, Inc.	12,979,267	2,871,922
	Taiwan Semiconductor Manufacturing Co., Ltd.[3]	51,437,776	1,730,335
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,543,000	322,981
	Microsoft Corp.	4,015,520	1,666,682
	International Business Machines Corp.	5,368,850	1,372,815
	Seagate Technology Holdings PLC	4,609,658	444,187
	MediaTek, Inc.[3]	9,524,000	419,932
	Texas Instruments, Inc.	1,829,097	337,670
	Diebold Nixdorf, Inc.[2,5]	4,521,627	195,741
	Tokyo Electron, Ltd.	693,000	117,658
	GlobalWafers Co., Ltd.[3]	304,000	3,156
			9,483,079

Energy 6.56%
	EOG Resources, Inc.	17,241,771	2,168,842
	Canadian Natural Resources, Ltd. (CAD denominated)	40,487,442	1,229,931
	Exxon Mobil Corp.	7,961,595	850,537
	Chevron Corp.	5,626,618	839,435
	Baker Hughes Co., Class A	14,583,554	673,468
	Tourmaline Oil Corp.[1]	12,201,319	555,853
	ConocoPhillips	3,406,321	336,647
	Shell PLC (GBP denominated)	10,087,086	330,933
	Shell PLC (EUR denominated)	153,500	5,087
	TotalEnergies SE	5,257,700	305,398
	Expand Energy Corp.	2,242,900	227,879
	Enbridge, Inc.	5,000,000	216,200
	TC Energy Corp. (CAD denominated)	2,809,180	126,586
	Pembina Pipeline Corp.	3,095,078	111,720
	Viper Energy, Inc., Class A	1,896,792	88,960
	Diamondback Energy, Inc.	457,914	75,263

2	The Income Fund of America

Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Cenovus Energy, Inc. (CAD denominated)	4,990,614	$72,180
	Schlumberger NV	1,300,000	52,364
	Ascent Resources, LLC, Class A3,6	1,102,146	51,999
	HF Sinclair Corp.	1,022,000	36,874
	New Fortress Energy, Inc., Class A7	1,971,128	29,567
	Altera Infrastructure, LP3,5	80,900	6,539
	Mesquite Energy, Inc.[3,5]	25,913	1,469
	Bighorn Permian Resources, LLC[3]	17,183	— [4]
			8,393,731

Industrials 6.05%
	BAE Systems PLC	108,672,241	1,644,506
	Lockheed Martin Corp.	2,083,400	964,510
	RTX Corp.	6,017,001	775,892
	Paychex, Inc.	2,755,438	406,896
	3M Co.	2,181,535	332,030
	Johnson Controls International PLC	4,190,747	326,878
	Siemens AG	1,487,230	319,874
	L3Harris Technologies, Inc.	1,393,700	295,478
	Emerson Electric Co.	2,025,800	263,253
	PACCAR, Inc.	2,124,343	235,547
	Caterpillar, Inc.	585,130	217,341
	Southwest Airlines Co.	6,965,000	213,895
	Deutsche Post AG	5,854,476	211,273
	Watsco, Inc.	439,018	210,110
	Norfolk Southern Corp.	818,000	208,835
	Volvo AB, Class B	7,431,834	205,123
	United Parcel Service, Inc., Class B	1,615,000	184,481
	ITOCHU Corp.[1]	4,000,000	184,405
	Bureau Veritas SA	4,264,416	133,209
	Fluidra, SA, non-registered shares	3,750,000	96,735
	Ventia Services Group Pty, Ltd.	34,829,353	82,246
	Valmet OYJ[1]	2,850,000	77,372
	Robert Half, Inc.	1,001,335	64,877
	Inwido AB	2,500,000	45,968
	Regal Rexnord Corp.	134,000	21,270
	ManpowerGroup, Inc.	189,494	11,411
	General Dynamics Corp.	35,000	8,994
			7,742,409

Consumer discretionary 4.58%
	Home Depot, Inc.	3,709,820	1,528,372
	Darden Restaurants, Inc.	5,647,758	1,102,668
	Industria de Diseño Textil, SA	17,173,607	936,083
	Restaurant Brands International, Inc.	11,106,296	683,482
	McDonald’s Corp.	1,586,539	458,034
	Starbucks Corp.	3,315,735	357,038
	Compagnie Financière Richemont SA, Class A	888,595	170,338
	Hyundai Motor Co.	1,188,000	166,792
	Hasbro, Inc.	2,085,240	120,610
	Domino’s Pizza Group PLC[2]	30,671,123	113,944
	Midea Group Co., Ltd., Class A	7,780,490	79,456
	Puuilo OYJ[2]	5,509,640	58,456
	Evolution AB	532,746	40,743
	Stellantis NV	1,884,263	25,112
	NMG Parent, LLC[3,5]	67,256	8,250
	MYT Holding Co., Class B5	2,070,418	790
	Party City Holdco, Inc.[2,3,5]	1,566,483	— [4]
	Party City Holdco, Inc.[2,3,5,8]	15,639	— [4]
			5,850,168

Utilities 4.26%
	FirstEnergy Corp.	21,365,934	850,364
	DTE Energy Co.	6,454,200	773,730
	National Grid PLC	60,515,591	735,814
	Brookfield Infrastructure Partners, LP	22,376,603	734,570
	Pinnacle West Capital Corp.	4,426,672	384,944
	Dominion Energy, Inc.	6,399,228	355,733

The Income Fund of America	3

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	CenterPoint Energy, Inc.	10,605,701	$345,428
	Veolia Environnement SA1	10,327,284	294,325
	AES Corp.	18,189,805	200,088
	Engie SA	12,000,000	197,856
	Public Service Enterprise Group, Inc.	1,750,000	146,195
	NextEra Energy, Inc.	1,892,541	135,430
	E.ON SE	6,226,786	73,775
	SSE PLC	3,235,460	65,321
	Enel SpA	8,218,108	58,373
	Southern Co. (The)	534,166	44,843
	Talen Energy Corp.[5]	175,287	38,866
	Duke Energy Corp.	95,000	10,639
			5,446,294

Communication services 3.90%
	Comcast Corp., Class A	33,178,632	1,116,793
	Publicis Groupe SA	10,242,272	1,085,690
	AT&T, Inc.	34,958,685	829,569
	Koninklijke KPN NV	137,211,139	496,411
	Deutsche Telekom AG	13,529,449	453,750
	Verizon Communications, Inc.	9,492,000	373,890
	NetEase, Inc. (ADR)	1,781,263	183,203
	NetEase, Inc.	8,012,100	165,089
	Singapore Telecommunications, Ltd.	116,886,400	285,690
	DSG TopCo, Inc.[5]	36,863	696
	Clear Channel Outdoor Holdings, Inc.[5]	152,827	208
	Cumulus Media, Inc., Class A5	217,532	194
			4,991,183

Materials 3.32%
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	9,830,897	913,722
	Air Products and Chemicals, Inc.	1,172,156	392,977
	Holcim, Ltd.	3,213,927	323,042
	Barrick Gold Corp.	16,415,500	268,722
	Packaging Corporation of America	1,229,648	261,497
	International Paper Co.	4,536,429	252,362
	Rio Tinto PLC	4,059,905	245,114
	Dow, Inc.	6,243,063	243,792
	Newmont Corp.	5,638,953	240,896
	Southern Copper Corp.	2,611,591	239,274
	Eastman Chemical Co.	2,122,160	211,473
	Lundin Mining Corp.	24,403,237	192,761
	Glencore PLC	36,968,097	160,487
	Smurfit Westrock PLC	2,000,000	106,180
	International Flavors & Fragrances, Inc.	753,785	65,647
	Vale SA, ordinary nominative shares	3,679,000	34,102
	Anglo American PLC	1,075,408	31,659
	UPM-Kymmene OYJ	818,500	24,031
	Venator Materials PLC[2,3,5]	53,540	21,288
	Solidcore Resources PLC[5]	6,162,000	19,349
			4,248,375

Real estate 3.22%
	Prologis, Inc. REIT	5,313,339	633,616
	American Tower Corp. REIT	3,363,179	622,020
	VICI Properties, Inc. REIT	20,416,521	607,800
	Extra Space Storage, Inc. REIT	3,519,842	542,055
	UDR, Inc. REIT	8,557,996	357,211
	Lineage, Inc. REIT[1]	4,291,629	257,498
	Iron Mountain, Inc. REIT	2,117,169	215,041
	Crown Castle, Inc. REIT	1,580,000	141,062
	CTP NV	7,605,851	126,458
	Simon Property Group, Inc. REIT	695,518	120,923
	Mid-America Apartment Communities, Inc. REIT	789,071	120,396
	Lamar Advertising Co. REIT, Class A	903,020	114,160
	Gaming and Leisure Properties, Inc. REIT	2,290,433	110,834
	Public Storage REIT	225,133	67,198
	Safestore Holdings PLC	6,000,000	45,704

4	The Income Fund of America

Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Brixmor Property Group, Inc. REIT	522,713	$13,622
	WeWork, Inc.[3,5]	796,654	13,085
	Essential Properties Realty Trust, Inc. REIT	229,989	7,382
	Invitation Homes, Inc. REIT	153,000	4,766
			4,120,831
	Total common stocks (cost: $60,668,272,000)		91,944,487
Preferred securities 0.26%
Financials 0.25%
	Itaú Unibanco Holding SA, preferred nominative shares	40,000,000	231,415
	Citigroup, Inc., 10.919% preferred shares	2,245,277	69,244
	AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[3,5,6,9]	17,970	18,133
			318,792

Industrials 0.01%
	ACR III LSC Holdings, LLC, Series B, preferred shares[3,5,8]	3,259	5,732
	Total preferred securities (cost: $288,923,000)		324,524
Rights & warrants 0.00%
Energy 0.00%
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,5]	28	— [4]
	Total rights & warrants (cost: $0)		— [4]
Convertible stocks 0.78%
Industrials 0.66%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	14,080,135	844,668

Materials 0.12%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,595,638	145,695
	Total convertible stocks (cost: $915,385,000)		990,363
Convertible bonds & notes 0.01%		Principal amount (000)
Communication services 0.01%
	Live Nation Entertainment, Inc. 1/15/2030[8]	USD17,500	18,261
	Total convertible bonds & notes (cost: $17,500,000)		18,261

Bonds, notes & other debt instruments 22.61%
Corporate bonds, notes & loans 15.28%
Financials 2.69%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,450	1,459
	AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	8,804
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[3,8,10,11]	40,100	39,799
	AG Issuer, LLC 6.25% 3/1/2028[8]	67,717	67,578
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[8]	24,566	25,580
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,12]	14,750	15,022
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[8,12]	450	472
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[8]	20,465	19,816
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[8]	55,406	55,202
	Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[8]	14,500	14,663
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[8]	35,215	33,908
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[8]	21,120	21,508
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[8]	20,165	20,630
	Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,480
	Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[12]	13,000	13,022
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]	11,161	11,291
	American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[12]	4,000	4,015

The Income Fund of America	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	USD8,383	$8,977
	American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[12]	1,358	1,358
	American International Group, Inc. 5.125% 3/27/2033	7,481	7,418
	AmWINS Group, Inc. 6.375% 2/15/2029[8]	12,335	12,485
	AmWINS Group, Inc. 4.875% 6/30/2029[8]	55,605	53,005
	Ardonagh Finco Limited 7.75% 2/15/2031[8]	8,425	8,681
	Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[8]	4,930	5,110
	Aretec Group, Inc. 7.50% 4/1/2029[8]	57,728	57,933
	Aretec Group, Inc. 10.00% 8/15/2030[8]	16,170	17,790
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	9,980	9,718
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	4,849	4,625
	AssuredPartners, Inc. 5.625% 1/15/2029[8]	27,866	28,216
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.812% 2/14/2031[10,11]	15,321	15,350
	Athene Global Funding 4.86% 8/27/2026[8]	2,500	2,500
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[8]	5,450	5,579
	Banco Santander, SA 5.147% 8/18/2025	3,400	3,407
	Banco Santander, SA 5.565% 1/17/2030	18,000	18,242
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	6,995	6,385
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[12]	9,700	9,576
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[12]	4,185	3,819
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]	7,863	8,082
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	7,982	6,713
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	12,134	12,073
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[12]	2,829	2,917
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]	7,225	7,245
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]	6,954	6,985
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[12]	1,280	1,278
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	7,193	7,175
	Blackstone Private Credit Fund 6.00% 11/22/2034[8]	29,945	29,138
	Block, Inc. 3.50% 6/1/2031	14,380	12,806
	Blue Owl Capital Corp. 4.00% 3/30/2025	449	448
	Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,298
	Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	19,514
	Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	13,722
	Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,616
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,580
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	14,272
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,12]	3,443	3,290
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,12]	8,362	7,548
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[8,12]	18,600	18,734
	BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[8,12]	476	475
	Boost Newco Borrower, LLC 7.50% 1/15/2031[8]	15,025	15,740
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,12]	4,575	4,476
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,12]	2,008	2,025
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[8,12]	3,500	3,654
	BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[8,12]	14,300	14,525
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,12]	750	746
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[8,12]	16,975	16,939
	BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[8,12]	14,250	14,534
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,12]	3,400	3,500
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[8,12]	16,902	17,174
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[8,12]	2,200	2,347
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[8,12]	3,350	3,410
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[12]	3,000	2,988
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[12]	1,272	1,249
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[12]	9,000	9,010
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[12]	4,824	4,906
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[12]	10,489	10,583
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	7,067	7,226

6	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Chubb INA Holdings, LLC 3.35% 5/3/2026	USD765	$755
	Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	2,982
	Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,220
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	14,295	14,371
	Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[12]	700	680
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]	12,800	12,838
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	22,026	21,487
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[12]	34,609	30,415
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[12]	3,475	2,923
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	2,214	2,257
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[12]	20,140	20,495
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	14,969	15,110
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]	2,711	2,871
	CME Group, Inc. 3.75% 6/15/2028	5,875	5,742
	Coinbase Global, Inc. 3.375% 10/1/2028[8]	103,388	93,592
	Coinbase Global, Inc. 3.625% 10/1/2031[8]	83,345	72,157
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[8]	51,095	49,494
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[8]	26,645	24,604
	Cooperatieve Rabobank UA 4.375% 8/4/2025	7,500	7,481
	Corebridge Financial, Inc. 3.50% 4/4/2025	5,138	5,128
	Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,034
	Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,107
	Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,099
	Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,355
	Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,330
	Corebridge Global Funding 5.35% 6/24/2026[8]	2,500	2,524
	Corebridge Global Funding 5.20% 6/24/2029[8]	3,000	3,023
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,12]	10,175	10,065
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,12]	4,900	4,732
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[8,12]	3,000	3,026
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,12]	5,000	4,939
	Deutsche Bank AG 4.10% 1/13/2026	33,123	32,939
	Deutsche Bank AG 4.10% 1/13/2026	834	829
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[12]	30,403	28,998
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	76,161	72,715
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]	8,098	8,199
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	20,135	20,978
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	23,447	24,701
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[12]	3,000	2,950
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[12]	12,000	10,565
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[12]	2,550	2,450
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,12]	14,750	14,863
	Equitable Holdings, Inc. 5.00% 4/20/2048	849	761
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[12]	27,964	28,387
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	17,500	16,745
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[12]	12,384	12,658
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[12]	325	324
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	25,937	25,492
	Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[12]	5,128	5,140
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	5,859	5,088
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	7,500	5,514
	Hightower Holding, LLC 6.75% 4/15/2029[8]	32,395	31,789
	Hightower Holding, LLC 9.125% 1/31/2030[8]	39,065	41,202
	Howden UK Refinance PLC 7.25% 2/15/2031[8]	26,905	27,515
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[8]	19,400	19,908
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[12]	243	257
	HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[12]	15,000	15,040
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[12]	4,701	4,258
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]	2,000	1,718
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	1,922	1,638
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[12]	14,010	14,214
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	298	316
	HUB International, Ltd. 5.625% 12/1/2029[8]	16,370	16,065

The Income Fund of America	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	HUB International, Ltd. 7.25% 6/15/2030[8]	USD12,698	$13,139
	HUB International, Ltd. 7.375% 1/31/2032[8]	20,425	21,015
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[10,11]	15,179	15,250
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,158
	Intesa Sanpaolo SpA 5.71% 1/15/2026[8]	41,358	41,429
	Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	6,150	5,966
	Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	2,820	2,710
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,12]	8,800	9,976
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,12]	7,250	7,930
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[8]	45,895	42,783
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[12]	20,121	20,060
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	2,070	2,082
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[12]	4,000	4,066
	JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[12]	350	341
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	6,435	6,446
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	5,200	5,160
	JPMorgan Chase & Co. 4.915% 1/24/2029 (USD-SOFR + 0.80% on 1/24/2028)[12]	5,000	5,006
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]	6,500	6,764
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	8,250	8,427
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]	7,515	7,384
	JPMorgan Chase & Co. 5.502% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[12]	4,000	4,017
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[12]	3,350	2,964
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[12]	7,515	7,253
	JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[12]	1,920	1,932
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	6,250	4,323
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	7,070	6,798
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,12]	2,400	2,455
	Liberty Mutual Group, Inc. 4.569% 2/1/2029[8]	2,929	2,871
	Lloyds Banking Group PLC 4.582% 12/10/2025	4,600	4,588
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[12]	3,700	3,700
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[12]	9,800	9,564
	LPL Holdings, Inc. 4.625% 11/15/2027[8]	22,510	22,124
	LPL Holdings, Inc. 4.00% 3/15/2029[8]	19,120	18,142
	LPL Holdings, Inc. 4.375% 5/15/2031[8]	21,690	20,247
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[12]	13,352	14,350
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[12]	19,000	19,567
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[12]	13,592	13,070
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,109
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	11,250	10,957
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	7,500	7,139
	Mastercard, Inc. 4.35% 1/15/2032	7,469	7,234
	Mastercard, Inc. 4.85% 3/9/2033	3,783	3,754
	Metropolitan Life Global Funding I 5.05% 6/11/2027[8]	3,000	3,033
	Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	3,578	3,548
	Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030)[12]	3,350	2,828
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	12,230	12,226
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[12]	2,000	2,034
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	2,250	2,264
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	10,134	10,195
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	4,350	4,417
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	11,250	11,236
	Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[12]	3,748	3,766
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[12]	6,075	5,432
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[12]	350	289
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[12]	230	227
	Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[12]	2,400	2,422
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	9,586	9,287
	Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028)[12]	8,875	8,912

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[12]	USD2,069	$2,032
	Nasdaq, Inc. 5.55% 2/15/2034	1,000	1,012
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[8]	13,930	14,370
	Navient Corp. 6.75% 6/15/2026	15,000	15,267
	Navient Corp. 5.00% 3/15/2027	19,710	19,380
	Navient Corp. 4.875% 3/15/2028	3,085	2,956
	Navient Corp. 5.50% 3/15/2029	94,940	91,103
	Navient Corp. 11.50% 3/15/2031	38,790	44,103
	Navient Corp. 5.625% 8/1/2033	10,990	9,710
	New York Life Global Funding 4.55% 1/28/2033[8]	3,288	3,154
	Northwestern Mutual Global Funding 1.75% 1/11/2027[8]	8,500	8,059
	Northwestern Mutual Global Funding 4.11% 9/12/2027[8]	3,000	2,967
	OneMain Finance Corp. 3.875% 9/15/2028	9,644	9,016
	OneMain Finance Corp. 6.625% 5/15/2029	20,225	20,573
	OneMain Finance Corp. 5.375% 11/15/2029	15,380	14,938
	OneMain Finance Corp. 7.875% 3/15/2030	22,250	23,424
	OneMain Finance Corp. 7.50% 5/15/2031	4,405	4,585
	OneMain Finance Corp. 7.125% 11/15/2031	32,040	32,974
	Osaic Holdings, Inc. 10.75% 8/1/2027[8]	49,972	51,753
	Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.812% 8/17/2028[10,11]	10,337	10,401
	Owl Rock Capital Corp. 3.75% 7/22/2025	12,473	12,406
	Oxford Finance, LLC 6.375% 2/1/2027[8]	13,940	13,907
	PayPal Holdings, Inc. 2.65% 10/1/2026	957	928
	PayPal Holdings, Inc. 2.30% 6/1/2030	674	594
	Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,228
	Prudential Financial, Inc. 3.70% 3/13/2051	755	548
	Rocket Mortgage, LLC 2.875% 10/15/2026[8]	12,990	12,402
	Rocket Mortgage, LLC 3.625% 3/1/2029[8]	6,645	6,079
	Royal Bank of Canada 1.15% 6/10/2025	10,367	10,246
	Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027)[12]	3,000	2,977
	Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028)[12]	4,000	4,015
	Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[12]	11,000	11,048
	Ryan Specialty Group, LLC 4.375% 2/1/2030[8]	30,295	28,621
	Ryan Specialty, LLC 5.875% 8/1/2032[8]	14,970	14,843
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[12]	3,575	3,627
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[12]	5,250	5,004
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[12]	10,750	11,114
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[12]	1,861	1,932
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[12]	8,809	9,038
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[12]	5,907	5,876
	SLM Corp. 6.50% 1/31/2030	2,775	2,803
	Starwood Property Trust, Inc. 4.375% 1/15/2027[8]	33,055	32,129
	Starwood Property Trust, Inc. 7.25% 4/1/2029[8]	17,565	18,166
	Starwood Property Trust, Inc. 6.50% 7/1/2030[8]	5,100	5,152
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[12]	5,183	4,845
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,12]	1,400	1,386
	Synchrony Bank 5.40% 8/22/2025	9,000	9,022
	Synchrony Bank 5.625% 8/23/2027	9,000	9,075
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[12]	14,592	14,787
	Synchrony Financial 2.875% 10/28/2031	11,000	9,254
	Toronto-Dominion Bank (The) 4.861% 1/31/2028	3,000	3,002
	Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,004
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]	3,163	3,387
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[10,11]	46,811	47,630
	U.S. Bancorp 2.375% 7/22/2026	5,000	4,847
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[12]	6,265	6,347
	UBS AG 7.50% 2/15/2028	9,000	9,668
	UBS Group AG 4.125% 9/24/2025[8]	4,425	4,414
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,12]	22,225	22,023
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,12]	2,650	2,561
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,12]	20,134	19,443

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,12]	USD6,000	$5,705
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,12]	1,407	1,401
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,12]	6,152	6,358
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,12,13]	7,429	7,202
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[8,12]	5,269	5,481
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[8,12]	14,075	14,241
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,12,13]	1,627	1,495
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[8,12]	4,107	4,182
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,12]	42,261	40,353
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,12]	15,500	12,950
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,12]	28,043	24,688
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,12]	16,043	13,533
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[8,12]	2,000	2,108
	UniCredit SpA 4.625% 4/12/2027[8]	1,730	1,712
	USI, Inc. 7.50% 1/15/2032[8]	9,555	9,985
	Visa, Inc. 3.15% 12/14/2025	6,750	6,685
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]	12,000	11,993
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[12]	9,350	9,291
	Wells Fargo & Co. 4.90% 1/24/2028 (USD-SOFR + 0.78% on 1/24/2027)[12]	3,000	3,002
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	7,575	7,701
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	4,900	4,633
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[12]	8,248	8,231
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[12]	6,025	6,140
	Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[12]	1,875	1,885
	Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[12]	7,350	6,522
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	10,750	11,464
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	5,750	5,750
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	9,400	8,042
	Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,104
			3,437,774

Energy 2.14%
	Antero Midstream Partners, LP 5.375% 6/15/2029[8]	17,795	17,409
	Antero Midstream Partners, LP 6.625% 2/1/2032[8]	2,430	2,484
	APA Corp. 5.35% 7/1/2049[8]	1,060	881
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[8]	959	1,187
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[8]	17,480	17,852
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[8]	8,625	8,493
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[8]	9,095	9,178
	Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,375
	Baytex Energy Corp. 8.50% 4/30/2030[8]	8,155	8,408
	Baytex Energy Corp. 7.375% 3/15/2032[8]	9,285	9,157
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[8]	36,675	35,386
	Blue Racer Midstream, LLC 7.00% 7/15/2029[8]	4,095	4,209
	Blue Racer Midstream, LLC 7.25% 7/15/2032[8]	3,045	3,188
	Borr IHC, Ltd. 10.00% 11/15/2028[8]	51,356	51,406
	Borr IHC, Ltd. 10.375% 11/15/2030[8]	2,949	2,946
	California Resources Corp. 7.125% 2/1/2026[8]	26,405	26,432
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	3,112
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	196
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	454
	Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,424
	Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,337
	CITGO Petroleum Corp. 8.375% 1/15/2029[8]	32,845	33,968
	Civitas Resources, Inc. 5.00% 10/15/2026[8]	23,690	23,580
	Civitas Resources, Inc. 8.375% 7/1/2028[8]	16,625	17,408

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Civitas Resources, Inc. 8.625% 11/1/2030[8]	USD7,165	$7,600
	Civitas Resources, Inc. 8.75% 7/1/2031[8]	31,405	33,161
	CNX Midstream Partners, LP 4.75% 4/15/2030[8]	8,065	7,439
	CNX Resources Corp. 6.00% 1/15/2029[8]	37,027	36,723
	CNX Resources Corp. 7.375% 1/15/2031[8]	25,699	26,390
	CNX Resources Corp. 7.25% 3/1/2032[8]	21,990	22,439
	Comstock Resources, Inc. 6.75% 3/1/2029[8]	22,880	22,475
	Comstock Resources, Inc. 5.875% 1/15/2030[8]	18,845	17,849
	ConocoPhillips Co. 5.50% 1/15/2055	18,500	17,517
	Crescent Energy Finance, LLC 9.25% 2/15/2028[8]	36,492	38,253
	Crescent Energy Finance, LLC 7.625% 4/1/2032[8]	18,465	18,608
	Crescent Energy Finance, LLC 7.375% 1/15/2033[8]	32,175	32,140
	Devon Energy Corp. 4.50% 1/15/2030	3,138	3,050
	Devon Energy Corp. 5.75% 9/15/2054	6,705	6,060
	Diamond Foreign Asset Co. 8.50% 10/1/2030[8]	4,545	4,741
	Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,020
	Diamondback Energy, Inc. 5.15% 1/30/2030	627	629
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,056	1,041
	Diamondback Energy, Inc. 6.25% 3/15/2053	798	799
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,743	1,638
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,501	1,410
	DT Midstream, Inc. 4.125% 6/15/2029[8]	8,935	8,455
	DT Midstream, Inc. 4.375% 6/15/2031[8]	9,670	8,950
	Ecopetrol SA 8.875% 1/13/2033	65,810	67,871
	Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,151
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[8]	15,225	16,201
	Energy Transfer, LP 2.90% 5/15/2025	3,150	3,132
	Energy Transfer, LP 4.75% 1/15/2026	6,000	6,003
	Energy Transfer, LP 4.20% 4/15/2027	2,450	2,421
	Energy Transfer, LP 4.00% 10/1/2027	1,900	1,861
	Energy Transfer, LP 4.95% 6/15/2028	1,950	1,952
	Energy Transfer, LP 7.375% 2/1/2031[8]	14,441	15,142
	Eni SpA 5.95% 5/15/2054[8]	1,780	1,721
	Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,617
	Enterprise Products Operating, LLC 3.20% 2/15/2052	400	259
	EOG Resources, Inc. 5.65% 12/1/2054	14,750	14,336
	EQM Midstream Partners, LP 6.50% 7/1/2027[8]	14,110	14,409
	EQM Midstream Partners, LP 4.50% 1/15/2029[8]	15,750	15,196
	EQM Midstream Partners, LP 6.375% 4/1/2029[8]	5,260	5,352
	EQM Midstream Partners, LP 7.50% 6/1/2030[8]	11,535	12,434
	EQM Midstream Partners, LP 4.75% 1/15/2031[8]	23,715	22,595
	Equinor ASA 4.25% 11/23/2041	3,000	2,594
	Expand Energy Corp. 5.875% 2/1/2029[8]	25,505	25,417
	Expand Energy Corp. 6.75% 4/15/2029[8]	8,880	8,982
	Expand Energy Corp. 5.375% 3/15/2030	15,630	15,358
	Expand Energy Corp. 4.75% 2/1/2032	14,320	13,369
	Expand Energy Corp. 4.875% 4/15/2032[14]	28,085	126
	Exxon Mobil Corp. 2.44% 8/16/2029	65	60
	Genesis Energy, LP 8.00% 1/15/2027	20,500	20,881
	Genesis Energy, LP 7.75% 2/1/2028	15,880	16,089
	Genesis Energy, LP 8.25% 1/15/2029	26,105	26,741
	Genesis Energy, LP 8.875% 4/15/2030	29,409	30,512
	Genesis Energy, LP 7.875% 5/15/2032	20,925	20,979
	Global Partners, LP 8.25% 1/15/2032[8]	7,690	8,033
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[8]	8,795	8,763
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	6,150	6,221
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	3,555	3,621
	GreenSaif Pipelines Bidco SARL 6.1027% 8/23/2042[8]	7,750	7,630
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[8]	5,535	5,639
	Harvest Midstream I, LP 7.50% 9/1/2028[8]	23,275	23,820
	Harvest Midstream I, LP 7.50% 5/15/2032[8]	18,570	19,339
	Hess Midstream Operations, LP 5.125% 6/15/2028[8]	14,435	14,227
	Hess Midstream Operations, LP 6.50% 6/1/2029[8]	7,135	7,285
	Hess Midstream Operations, LP 4.25% 2/15/2030[8]	5,020	4,699
	Hess Midstream Operations, LP 5.50% 10/15/2030[8]	8,545	8,442
	Hilcorp Energy I, LP 6.00% 4/15/2030[8]	17,350	16,836
	Hilcorp Energy I, LP 6.00% 2/1/2031[8]	25,185	23,954

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hilcorp Energy I, LP 6.25% 4/15/2032[8]	USD1,475	$1,402
	Hilcorp Energy I, LP 8.375% 11/1/2033[8]	18,035	18,836
	Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[8]	5,700	5,726
	Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	28,157
	Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,555
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,003	1,001
	Kinder Morgan, Inc. 5.40% 2/1/2034	890	877
	Kinder Morgan, Inc. 5.45% 8/1/2052	264	240
	Kodiak Gas Services, LLC 7.25% 2/15/2029[8]	16,690	17,192
	Matador Resources Co. 6.50% 4/15/2032[8]	11,845	11,882
	Matador Resources Co. 6.25% 4/15/2033[8]	10,050	9,928
	Mesquite Energy, Inc. 7.25% 2/15/2023[8,14]	5,374	94
	MPLX, LP 1.75% 3/1/2026	1,950	1,889
	Murphy Oil Corp. 6.00% 10/1/2032	5,070	4,901
	Nabors Industries, Inc. 7.375% 5/15/2027[8]	14,275	14,418
	Nabors Industries, Inc. 9.125% 1/31/2030[8]	28,185	29,282
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.291% 10/30/2028[10,11]	1,678	1,673
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[8]	44,745	45,675
	NFE Financing, LLC 12.00% 11/15/2029[8]	281,013	293,483
	NGL Energy Operating, LLC 8.125% 2/15/2029[8]	9,085	9,330
	Noble Finance II, LLC 8.00% 4/15/2030[8]	18,540	18,879
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[8]	42,220	42,969
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[8]	17,460	18,330
	NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,225
	NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,761
	Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,866
	Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,362
	Occidental Petroleum Corp. 5.20% 8/1/2029	8,307	8,266
	Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	39,949
	Occidental Petroleum Corp. 5.375% 1/1/2032	7,000	6,871
	ONEOK, Inc. 5.65% 11/1/2028	500	511
	ONEOK, Inc. 6.05% 9/1/2033	330	339
	ONEOK, Inc. 6.625% 9/1/2053	605	632
	Parkland Corp. 4.625% 5/1/2030[8]	5,545	5,165
	Permian Resources Operating, LLC 8.00% 4/15/2027[8]	8,455	8,658
	Permian Resources Operating, LLC 9.875% 7/15/2031[8]	16,931	18,634
	Permian Resources Operating, LLC 7.00% 1/15/2032[8]	21,360	21,941
	Permian Resources Operating, LLC 6.25% 2/1/2033[8]	18,635	18,692
	Petroleos Mexicanos 6.875% 10/16/2025	10,470	10,450
	Petroleos Mexicanos 6.875% 8/4/2026	77,850	76,577
	Petroleos Mexicanos 6.49% 1/23/2027	25,378	24,559
	Petroleos Mexicanos 6.50% 3/13/2027	48,135	46,467
	Petroleos Mexicanos 6.50% 1/23/2029	865	803
	Petroleos Mexicanos 8.75% 6/2/2029	32,208	31,930
	Petroleos Mexicanos 6.84% 1/23/2030	25,862	23,428
	Petroleos Mexicanos 5.95% 1/28/2031	41,932	35,138
	Petroleos Mexicanos 6.70% 2/16/2032	65,631	57,097
	Petroleos Mexicanos 6.95% 1/28/2060	21,010	14,393
	Plains All American Pipeline, LP 3.80% 9/15/2030	450	419
	Range Resources Corp. 4.875% 5/15/2025	2,375	2,376
	Range Resources Corp. 8.25% 1/15/2029	11,472	11,814
	Range Resources Corp. 4.75% 2/15/2030[8]	4,415	4,202
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[8]	11,768	11,290
	Saudi Arabian Oil Co. 5.25% 7/17/2034[8]	3,000	2,972
	Saudi Arabian Oil Co. 5.75% 7/17/2054[8]	11,910	11,165
	Saudi Arabian Oil Co. 5.875% 7/17/2064[8]	2,125	1,981
	Seadrill Finance, Ltd. 8.375% 8/1/2030[8]	3,090	3,156
	SM Energy Co. 6.50% 7/15/2028	2,975	2,980
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[8]	517	515
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[8]	3,465	3,410
	Suburban Propane Partners, LP 5.00% 6/1/2031[8]	6,125	5,575
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[8]	19,570	20,625
	Sunoco, LP 6.00% 4/15/2027	12,160	12,153
	Sunoco, LP 5.875% 3/15/2028	12,700	12,721
	Sunoco, LP 7.00% 9/15/2028[8]	14,945	15,398
	Sunoco, LP 7.00% 5/1/2029[8]	9,515	9,842

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Sunoco, LP 4.50% 5/15/2029	USD12,580	$12,007
	Sunoco, LP 4.50% 4/30/2030	6,950	6,541
	Superior Plus, LP 4.50% 3/15/2029[8]	9,082	8,372
	Talos Production, Inc. 9.00% 2/1/2029[8]	7,060	7,349
	Talos Production, Inc. 9.375% 2/1/2031[8]	8,725	9,072
	Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,774
	Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,595
	TotalEnergies Capital SA 5.488% 4/5/2054	2,605	2,480
	TotalEnergies Capital SA 5.275% 9/10/2054	7,500	6,953
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,299
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[8]	24,471	24,567
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[8]	25,859	26,520
	Transocean, Inc. 8.25% 5/15/2029[8]	9,080	9,119
	Transocean, Inc. 8.50% 5/15/2031[8]	14,395	14,503
	Valero Energy Corp. 4.00% 4/1/2029	5,000	4,809
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[8]	20,300	18,791
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[8]	7,746	7,893
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[8]	40,865	36,970
	Venture Global LNG, Inc. 8.375% 6/1/2031[8]	30,415	32,030
	Vital Energy, Inc. 7.875% 4/15/2032[8]	17,900	17,666
	Weatherford International, Ltd. 8.625% 4/30/2030[8]	73,493	76,267
	Western Midstream Operating, LP 3.10% 2/1/2025[12]	9,602	9,602
			2,742,333

Consumer discretionary 1.73%
	Advance Auto Parts, Inc. 5.90% 3/9/2026	500	505
	Advance Auto Parts, Inc. 1.75% 10/1/2027	975	879
	Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,535
	Advance Auto Parts, Inc. 3.90% 4/15/2030	7,266	6,547
	Advance Auto Parts, Inc. 3.50% 3/15/2032	6,054	5,091
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.302% 2/2/2026[10,11]	20,394	13,027
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.302% 2/2/2026[10,11]	13,778	8,715
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	728
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	866
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	205
	Allied Universal Holdco, LLC 9.75% 7/15/2027[8]	33,950	34,185
	Allied Universal Holdco, LLC 4.625% 6/1/2028[8]	6,860	6,554
	Allied Universal Holdco, LLC 6.00% 6/1/2029[8]	12,020	11,135
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[8]	22,402	23,365
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[8]	48,325	45,968
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[8]	3,365	3,151
	Bath & Body Works, Inc. 6.875% 11/1/2035	31,793	32,835
	Bath & Body Works, Inc. 6.75% 7/1/2036	21,160	21,624
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[10,11]	18,997	19,187
	Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,208
	Boyd Gaming Corp. 4.75% 6/15/2031[8]	7,005	6,540
	Boyne USA, Inc. 4.75% 5/15/2029[8]	31,780	30,235
	Caesars Entertainment, Inc. 4.625% 10/15/2029[8]	19,495	18,417
	Caesars Entertainment, Inc. 7.00% 2/15/2030[8]	29,970	30,910
	Caesars Entertainment, Inc. 6.50% 2/15/2032[8]	16,145	16,356
	Carnival Corp. 5.75% 3/1/2027[8]	17,400	17,447
	Carnival Corp. 4.00% 8/1/2028[8]	26,975	25,762
	Carnival Corp. 6.00% 5/1/2029[8]	16,000	16,041
	Carnival Corp. 7.00% 8/15/2029[8]	9,630	10,102
	Clarios Global, LP 6.25% 5/15/2026[8]	2,085	2,086
	Clarios Global, LP 8.50% 5/15/2027[8]	15,740	15,848
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[8]	15,730	16,476
	Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[8]	11,599	11,637
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	1,108	1,116
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	3,825	3,490
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[8]	6,460	6,491
	Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[8]	14,370	14,411
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[8]	2,393	2,365
	Fertitta Entertainment, LLC 4.625% 1/15/2029[8]	35,920	33,860

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	First Student Bidco, Inc. 4.00% 7/31/2029[8]	USD38,200	$35,601
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.892% 7/21/2028[10,11]	4,459	4,474
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.892% 7/21/2028[10,11]	1,423	1,428
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,250	1,250
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,200	1,184
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,220
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	500	495
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	83,916	82,430
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,045
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	45,350	45,031
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	70,420	68,299
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,645
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	17,820
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	207
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	8,075
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	15,316
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	40,957	41,044
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,365
	Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	17,839
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	15,545	14,085
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	6,192	6,203
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	7,994	6,972
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	4,496	4,475
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,976	3,114
	Ford Motor Credit Co., LLC 6.50% 2/7/2035	17,805	17,831
	Gap, Inc. 3.625% 10/1/2029[8]	2,507	2,283
	Gap, Inc. 3.875% 10/1/2031[8]	1,670	1,466
	General Motors Co. 6.80% 10/1/2027	1,438	1,501
	General Motors Co. 6.60% 4/1/2036	5,110	5,351
	General Motors Co. 6.75% 4/1/2046	12,230	12,651
	General Motors Financial Co., Inc. 1.25% 1/8/2026	2,379	2,305
	General Motors Financial Co., Inc. 1.50% 6/10/2026	21,621	20,686
	General Motors Financial Co., Inc. 4.00% 10/6/2026	1,867	1,842
	General Motors Financial Co., Inc. 2.35% 2/26/2027	18,225	17,317
	General Motors Financial Co., Inc. 2.70% 8/20/2027	15,668	14,860
	General Motors Financial Co., Inc. 5.35% 1/7/2030	28,176	28,160
	General Motors Financial Co., Inc. 5.45% 9/6/2034	12,603	12,193
	General Motors Financial Co., Inc. 5.90% 1/7/2035	36,360	36,170
	Grand Canyon University 4.375% 10/1/2026	3,750	3,712
	Group 1 Automotive, Inc. 6.375% 1/15/2030[8]	12,220	12,451
	Hanesbrands, Inc. 4.875% 5/15/2026[8]	10,635	10,560
	Hanesbrands, Inc. 9.00% 2/15/2031[8]	14,012	14,985
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.062% 3/8/2030[10,11]	3,794	3,841
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	29,713
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[8]	22,520	20,543
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[8]	17,560	16,741
	Home Depot, Inc. 1.50% 9/15/2028	5,000	4,489
	Home Depot, Inc. 2.95% 6/15/2029	5,000	4,662
	Home Depot, Inc. 1.875% 9/15/2031	6,250	5,199
	Home Depot, Inc. 5.95% 4/1/2041	12,500	13,104
	Home Depot, Inc. 4.50% 12/6/2048	601	514
	Hyundai Capital America 2.65% 2/10/2025[8]	18,079	18,071
	Hyundai Capital America 5.875% 4/7/2025[8]	3,300	3,304
	Hyundai Capital America 1.80% 10/15/2025[8]	1,871	1,831
	Hyundai Capital America 1.30% 1/8/2026[8]	9,000	8,720
	Hyundai Capital America 1.50% 6/15/2026[8]	7,378	7,057
	Hyundai Capital America 5.45% 6/24/2026[8]	8,611	8,681
	Hyundai Capital America 1.65% 9/17/2026[8]	950	903
	Hyundai Capital America 3.00% 2/10/2027[8]	19,500	18,796
	Hyundai Capital America 5.275% 6/24/2027[8]	12,573	12,700
	Hyundai Capital America 4.30% 9/24/2027[8]	3,000	2,955
	Hyundai Capital America 2.375% 10/15/2027[8]	2,371	2,218
	Hyundai Capital America 2.10% 9/15/2028[8]	4,125	3,729
	Hyundai Capital America 5.30% 6/24/2029[8]	4,373	4,397

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hyundai Capital America 5.30% 1/8/2030[8]	USD18,000	$18,060
	Hyundai Capital America 5.40% 1/8/2031[8]	1,995	2,008
	Hyundai Capital America 5.40% 6/24/2031[8]	8,000	8,036
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	2,600	2,584
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	3,490	3,369
	International Game Technology PLC 5.25% 1/15/2029[8]	38,300	37,712
	KB Home 7.25% 7/15/2030	10,295	10,650
	Kontoor Brands, Inc. 4.125% 11/15/2029[8]	5,180	4,820
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[8]	33,557	31,858
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[8]	22,295	23,428
	Levi Strauss & Co. 3.50% 3/1/2031[8]	33,405	29,561
	Light and Wonder International, Inc. 7.00% 5/15/2028[8]	15,145	15,219
	Light and Wonder International, Inc. 7.25% 11/15/2029[8]	3,107	3,207
	Light and Wonder International, Inc. 7.50% 9/1/2031[8]	7,895	8,232
	Lindblad Expeditions, LLC 6.75% 2/15/2027[8]	6,830	6,870
	Lithia Motors, Inc. 3.875% 6/1/2029[8]	37,385	34,719
	Lithia Motors, Inc. 4.375% 1/15/2031[8]	4,550	4,193
	Marriott International, Inc. 4.90% 4/15/2029	2,504	2,504
	Marriott International, Inc. 2.75% 10/15/2033	3,220	2,647
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[8]	7,825	7,373
	McDonald’s Corp. 4.60% 9/9/2032	1,790	1,748
	McDonald’s Corp. 4.95% 8/14/2033	1,789	1,778
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[8]	11,330	10,851
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	2,850	2,869
	Merlin Entertainments PLC 5.75% 6/15/2026[8]	7,210	7,301
	MGM Resorts International 5.50% 4/15/2027	3,617	3,623
	Midwest Gaming Borrower, LLC 4.875% 5/1/2029[8]	13,870	13,236
	NCL Corp., Ltd. 5.875% 2/15/2027[8]	19,985	20,089
	Newell Brands Inc. 6.625% 9/15/2029	15,925	16,366
	Newell Brands, Inc. 6.375% 5/15/2030	13,545	13,748
	Newell Brands, Inc. 6.625% 5/15/2032	3,480	3,523
	Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[8]	16,020	15,403
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[8]	1,860	1,894
	Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[8]	17,890	16,829
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[8]	19,362	17,624
	Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[8]	9,883	8,734
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[8]	9,310	9,611
	Nissan Motor Co., Ltd. 3.522% 9/17/2025[8]	800	790
	Nissan Motor Co., Ltd. 4.345% 9/17/2027[8]	11,914	11,441
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]	952	888
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,3,8,9]	31,139	3,114
	Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,734
	RHP Hotel Properties, LP 7.25% 7/15/2028[8]	15,445	16,029
	RHP Hotel Properties, LP 4.50% 2/15/2029[8]	22,335	21,317
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[8]	17,635	17,651
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[8]	2,000	2,007
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[8]	5,495	5,458
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[8]	15,000	15,128
	Sally Holdings, LLC 6.75% 3/1/2032	33,215	33,491
	Sands China, Ltd. 3.80% 1/8/2026	7,075	6,983
	Sands China, Ltd. 2.30% 3/8/2027	1,477	1,392
	Sands China, Ltd. 5.40% 8/8/2028	500	498
	Scientific Games Holdings, LP 6.625% 3/1/2030[8]	3,520	3,430
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.296% 4/4/2029[10,11]	20,781	20,882
	Service Corp. International 5.75% 10/15/2032	11,135	10,955
	Sonic Automotive, Inc. 4.625% 11/15/2029[8]	53,085	50,051
	Sonic Automotive, Inc. 4.875% 11/15/2031[8]	46,860	43,250
	Station Casinos, LLC 6.625% 3/15/2032[8]	9,665	9,727
	Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	3,175	2,975
	Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	3,000	3,049
	Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	2,530	2,108
	Tempur Sealy International, Inc. 4.00% 4/15/2029[8]	4,625	4,309
	Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,098
	Travel + Leisure Co. 4.50% 12/1/2029[8]	18,020	17,085
	Vail Resorts, Inc. 6.50% 5/15/2032[8]	22,380	22,714
	Valvoline, Inc. 3.625% 6/15/2031[8]	28,499	24,741

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	USD1,900	$1,892
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	2,075	2,073
	Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	3,250	3,159
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[8]	4,276	4,203
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[8]	6,880	7,214
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[8]	26,005	26,013
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[8]	20,505	19,715
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[8]	10,525	11,012
			2,215,862

Communication services 1.67%
	AT&T, Inc. 1.65% 2/1/2028	5,925	5,419
	AT&T, Inc. 3.50% 9/15/2053	9,669	6,536
	British Telecommunications PLC 9.625% 12/15/2030[12]	3,261	3,958
	CCO Holdings, LLC 5.125% 5/1/2027[8]	13,485	13,244
	CCO Holdings, LLC 5.00% 2/1/2028[8]	19,340	18,841
	CCO Holdings, LLC 4.75% 3/1/2030[8]	18,987	17,599
	CCO Holdings, LLC 4.50% 8/15/2030[8]	41,075	37,397
	CCO Holdings, LLC 4.25% 2/1/2031[8]	94,478	83,879
	CCO Holdings, LLC 4.75% 2/1/2032[8]	46,140	41,100
	CCO Holdings, LLC 4.50% 5/1/2032	61,505	53,391
	CCO Holdings, LLC 4.50% 6/1/2033[8]	79,012	67,113
	CCO Holdings, LLC 4.25% 1/15/2034[8]	10,315	8,435
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,508
	Charter Communications Operating, LLC 5.25% 4/1/2053	7,017	5,666
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[8]	13,290	12,334
	Comcast Corp. 4.80% 5/15/2033	8,500	8,242
	Comcast Corp. 5.30% 6/1/2034	2,955	2,946
	Comcast Corp. 5.65% 6/1/2054	4,216	4,053
	Connect Finco SARL 9.00% 9/15/2029[8]	106,456	95,553
	CSC Holdings, LLC 5.50% 4/15/2027[8]	36,775	34,079
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.806% 1/18/2028[10,11]	49,647	48,654
	DIRECTV Financing, LLC 5.875% 8/15/2027[8]	64,235	63,652
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.552% 8/2/2027[10,11]	5,172	5,192
	DISH Network Corp. 11.75% 11/15/2027[8]	99,395	105,030
	DSG TopCo, Inc., Term Loan, 12.00% 12/31/2028[10]	668	608
	EchoStar Corp. 10.75% 11/30/2029	65,760	70,937
	EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[9]	16,772	15,500
	Embarq, LLC 7.995% 6/1/2036	78,221	43,897
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[8]	2,350	2,328
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[8]	71,240	71,776
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	43,152	43,041
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[8]	53,679	53,831
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[8]	22,025	23,291
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[8]	10,275	10,986
	Gray Media, Inc. 10.50% 7/15/2029[8]	88,590	92,814
	Gray Media, Inc. 4.75% 10/15/2030[8]	14,529	8,838
	Gray Media, Inc. 5.375% 11/15/2031[8]	61,198	36,556
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.452% 12/1/2028[10,11]	11,175	10,296
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.587% 6/4/2029[10,11]	27,263	25,911
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[8]	112,336	101,769
	Lamar Media Corp. 3.625% 1/15/2031	8,515	7,611
	Ligado Networks, LLC 17.50% PIK 1/11/2023[8,9,14]	76,877	28,444
	Ligado Networks, LLC, Term Loan, 17.50% PIK 1/11/2023[3,9,10,14]	7,581	7,581
	Ligado Networks, LLC, Term Loan, 17.50% PIK 5/6/2025[3,9,10]	1,464	1,464
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[8]	25,550	25,065
	Meta Platforms, Inc. 4.75% 8/15/2034	9,577	9,353
	Meta Platforms, Inc. 5.40% 8/15/2054	9,457	9,182
	Meta Platforms, Inc. 5.55% 8/15/2064	3,000	2,916
	News Corp. 3.875% 5/15/2029[8]	13,000	12,150
	Nexstar Media, Inc. 5.625% 7/15/2027[8]	10,315	10,180
	Nexstar Media, Inc. 4.75% 11/1/2028[8]	69,165	65,277
	SBA Tower Trust 1.631% 11/15/2026[8]	23,592	22,216

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Sinclair Television Group, Inc. 8.125% 2/15/2033[8]	USD24,070	$24,221
	Sirius XM Radio, LLC 5.00% 8/1/2027[8]	10,000	9,827
	Sirius XM Radio, LLC 4.00% 7/15/2028[8]	68,675	64,275
	Sirius XM Radio, LLC 5.50% 7/1/2029[8]	9,130	8,896
	Sirius XM Radio, LLC 4.125% 7/1/2030[8]	65,323	58,430
	Sirius XM Radio, LLC 3.875% 9/1/2031[8]	116,540	100,450
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,476
	TEGNA, Inc. 5.00% 9/15/2029	2,925	2,751
	T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	8,972
	T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,244
	T-Mobile USA, Inc. 4.80% 7/15/2028	7,250	7,234
	T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,557
	Univision Communications, Inc. 6.625% 6/1/2027[8]	39,575	39,614
	Univision Communications, Inc. 8.00% 8/15/2028[8]	22,940	23,476
	Univision Communications, Inc. 4.50% 5/1/2029[8]	81,879	74,667
	Univision Communications, Inc. 7.375% 6/30/2030[8]	22,826	22,551
	Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,745
	Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,740
	Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,774
	Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,457
	Verizon Communications, Inc. 2.875% 11/20/2050	1,266	777
	Verizon Communications, Inc. 5.50% 2/23/2054	513	492
	Verizon Communications, Inc. 2.987% 10/30/2056	2,532	1,505
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[8]	25,888	22,454
	Vodafone Group PLC 4.25% 9/17/2050	6,025	4,665
	VZ Secured Financing BV 5.00% 1/15/2032[8]	17,130	15,325
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,615	7,601
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	5,545	5,371
	WMG Acquisition Corp. 3.75% 12/1/2029[8]	4,771	4,406
	WMG Acquisition Corp. 3.875% 7/15/2030[8]	30,599	27,987
	WMG Acquisition Corp. 3.00% 2/15/2031[8]	7,235	6,370
			2,130,949

Health care 1.59%
	AbbVie, Inc. 4.95% 3/15/2031	1,175	1,179
	AbbVie, Inc. 5.05% 3/15/2034	1,050	1,042
	AbbVie, Inc. 4.55% 3/15/2035	6,750	6,383
	AbbVie, Inc. 5.35% 3/15/2044	375	367
	AbbVie, Inc. 4.75% 3/15/2045	1,203	1,082
	AbbVie, Inc. 5.40% 3/15/2054	17,875	17,257
	AdaptHealth, LLC 6.125% 8/1/2028[8]	12,771	12,558
	AdaptHealth, LLC 4.625% 8/1/2029[8]	17,155	15,787
	AdaptHealth, LLC 5.125% 3/1/2030[8]	9,115	8,438
	Amgen, Inc. 5.25% 3/2/2030	2,990	3,029
	Amgen, Inc. 5.25% 3/2/2033	8,169	8,144
	Amgen, Inc. 5.60% 3/2/2043	6,753	6,625
	Amgen, Inc. 5.65% 3/2/2053	8,387	8,111
	Amgen, Inc. 4.40% 2/22/2062	3,249	2,530
	Amgen, Inc. 5.75% 3/2/2063	3,340	3,225
	Astrazeneca Finance, LLC 1.75% 5/28/2028	5,612	5,121
	Astrazeneca Finance, LLC 4.90% 2/26/2031	4,050	4,055
	Astrazeneca Finance, LLC 5.00% 2/26/2034	8,375	8,295
	AstraZeneca PLC 3.375% 11/16/2025	4,500	4,463
	Avantor Funding, Inc. 4.625% 7/15/2028[8]	12,100	11,709
	Avantor Funding, Inc. 3.875% 11/1/2029[8]	25,835	23,936
	Bausch Health Americas, Inc. 9.25% 4/1/2026[8]	6,535	6,335
	Bausch Health Americas, Inc. 8.50% 1/31/2027[8]	8,980	7,686
	Bausch Health Companies, Inc. 5.50% 11/1/2025[8]	81,995	80,518
	Bausch Health Companies, Inc. 9.00% 12/15/2025[8]	23,865	23,158
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.662% 2/1/2027[10,11]	15,516	15,102
	Baxter International, Inc. 1.915% 2/1/2027	9,739	9,219
	Baxter International, Inc. 2.272% 12/1/2028	5,534	5,029
	Bayer US Finance II, LLC 4.40% 7/15/2044[8]	13,090	9,849
	Bayer US Finance, LLC 6.125% 11/21/2026[8]	9,951	10,144
	Bayer US Finance, LLC 6.25% 1/21/2029[8]	5,902	6,056
	Becton, Dickinson and Co. 5.081% 6/7/2029	6,054	6,100

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Biocon Biologics Global PLC 6.67% 10/9/2029[8]	USD15,000	$14,636
	Boston Scientific Corp. 1.90% 6/1/2025	7,609	7,543
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,675	4,723
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,525	10,530
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,000	2,914
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	8,850	8,547
	Centene Corp. 4.25% 12/15/2027	24,109	23,382
	Centene Corp. 2.45% 7/15/2028	15,555	14,097
	Centene Corp. 4.625% 12/15/2029	24,871	23,690
	Centene Corp. 3.375% 2/15/2030	42,600	38,199
	Centene Corp. 3.00% 10/15/2030	1,760	1,525
	Centene Corp. 2.50% 3/1/2031	12,110	10,080
	Centene Corp. 2.625% 8/1/2031	25,075	20,765
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[8]	27,840	26,654
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[8]	62,245	60,491
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[8]	38,125	32,534
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[8]	17,965	18,599
	CVS Health Corp. 5.00% 1/30/2029	7,413	7,372
	CVS Health Corp. 5.40% 6/1/2029	9,561	9,629
	CVS Health Corp. 5.55% 6/1/2031	7,012	7,043
	CVS Health Corp. 5.70% 6/1/2034	8,598	8,576
	CVS Health Corp. 6.00% 6/1/2044	2,000	1,921
	CVS Health Corp. 5.875% 6/1/2053	2,584	2,409
	CVS Health Corp. 6.05% 6/1/2054	2,377	2,266
	DaVita, Inc. 3.75% 2/15/2031[8]	10,115	8,908
	DaVita, Inc. 6.875% 9/1/2032[8]	7,235	7,343
	Elevance Health, Inc. 4.90% 2/8/2026	4,176	4,176
	Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,169
	Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,150
	Encompass Health Corp. 4.50% 2/1/2028	13,743	13,428
	Encompass Health Corp. 4.75% 2/1/2030	4,560	4,389
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[8]	39,665	42,477
	Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.312% 4/23/2031[10,11]	66,364	66,944
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,712
	Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,397
	Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	3,011
	HCA, Inc. 5.875% 2/15/2026	12,399	12,457
	HCA, Inc. 3.375% 3/15/2029	4,074	3,803
	HCA, Inc. 3.625% 3/15/2032	4,250	3,787
	HCA, Inc. 4.375% 3/15/2042	4,250	3,490
	HCA, Inc. 4.625% 3/15/2052	3,997	3,165
	Humana, Inc. 5.375% 4/15/2031	6,292	6,285
	Humana, Inc. 5.95% 3/15/2034	2,500	2,537
	Humana, Inc. 5.75% 4/15/2054	3,916	3,655
	IQVIA, Inc. 5.00% 5/15/2027[8]	11,510	11,409
	IQVIA, Inc. 6.50% 5/15/2030[8]	26,865	27,435
	Jazz Securities DAC 4.375% 1/15/2029[8]	14,125	13,467
	Laboratory Corp. of America Holdings 4.55% 4/1/2032	3,000	2,874
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,309	1,241
	Medline Borrower, LP 6.25% 4/1/2029[8]	30,169	30,693
	Medline Borrower, LP 5.25% 10/1/2029[8]	31,235	30,286
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.562% 10/23/2028[10,11]	12,872	12,953
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,409
	Molina Healthcare, Inc. 4.375% 6/15/2028[8]	25,995	25,011
	Molina Healthcare, Inc. 3.875% 11/15/2030[8]	12,815	11,624
	Molina Healthcare, Inc. 3.875% 5/15/2032[8]	63,995	56,339
	Molina Healthcare, Inc. 6.25% 1/15/2033[8]	27,460	27,289
	Novant Health, Inc. 3.168% 11/1/2051	5,000	3,307
	Organon & Co. 4.125% 4/30/2028[8]	28,670	27,213
	Owens & Minor, Inc. 4.50% 3/31/2029[8]	42,125	38,371
	Owens & Minor, Inc. 6.625% 4/1/2030[8]	30,330	29,230
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	12,895	12,656
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[8,9]	79,521	78,900
	Radiology Partners, Inc. 9.90% PIK 2/15/2030[8,9]	38,697	36,617

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.275% Cash 1/31/2029[9,10,11]	USD37,367	$37,013
	Rede D’Or Finance SARL 4.95% 1/17/2028	200	194
	Rede D’Or Finance SARL 4.50% 1/22/2030	400	366
	Roche Holdings, Inc. 4.203% 9/9/2029[8]	6,953	6,835
	Roche Holdings, Inc. 4.592% 9/9/2034[8]	3,703	3,560
	Stryker Corp. 4.85% 2/10/2030	2,000	1,997
	Summa Health 3.511% 11/15/2051	2,150	1,532
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[8]	17,580	17,558
	Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.061% 12/19/2030[10,11]	3,881	3,901
	Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,448
	Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,523
	Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,210
	Tenet Healthcare Corp. 6.75% 5/15/2031	20,010	20,497
	Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	690	691
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	52,595	51,000
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	77,720	76,572
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	170,030	175,098
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	114,130	111,749
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	12,348
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	92,950	68,021
	UnitedHealth Group, Inc. 4.95% 1/15/2032	11,298	11,202
	UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,218
	UnitedHealth Group, Inc. 5.625% 7/15/2054	5,300	5,156
	Viatris, Inc. 4.00% 6/22/2050	6,209	4,214
			2,032,167

Real estate 1.16%
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	952
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,377
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,138
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,333
	American Tower Corp. 1.45% 9/15/2026	7,408	7,032
	American Tower Corp. 3.55% 7/15/2027	2,525	2,455
	American Tower Corp. 2.30% 9/15/2031	2,000	1,674
	American Tower Corp. 2.95% 1/15/2051	4,250	2,650
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[8]	51,730	42,031
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[8]	25,230	19,559
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[8]	17,800	16,349
	Boston Properties, LP 6.75% 12/1/2027	25,000	26,023
	Boston Properties, LP 2.90% 3/15/2030	2,310	2,052
	Boston Properties, LP 3.25% 1/30/2031	10,206	9,023
	Boston Properties, LP 2.55% 4/1/2032	4,508	3,664
	Boston Properties, LP 2.45% 10/1/2033	16,214	12,528
	Boston Properties, LP 6.50% 1/15/2034	33,896	35,465
	Boston Properties, LP 5.75% 1/15/2035	23,321	22,836
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[8]	15,562	15,450
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[8]	5,862	5,640
	Equinix, Inc. 1.45% 5/15/2026	13,335	12,805
	ERP Operating, LP 4.65% 9/15/2034	2,274	2,157
	Essex Portfolio, LP 3.50% 4/1/2025	1,670	1,666
	Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,604
	Howard Hughes Corp. (The) 5.375% 8/1/2028[8]	72,620	70,593
	Howard Hughes Corp. (The) 4.125% 2/1/2029[8]	54,625	50,231
	Howard Hughes Corp. (The) 4.375% 2/1/2031[8]	90,370	80,695
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,708
	Iron Mountain, Inc. 4.875% 9/15/2027[8]	1,875	1,842
	Iron Mountain, Inc. 5.00% 7/15/2028[8]	9,311	9,078
	Iron Mountain, Inc. 4.875% 9/15/2029[8]	9,300	8,921
	Iron Mountain, Inc. 5.25% 7/15/2030[8]	33,830	32,557
	Iron Mountain, Inc. 4.50% 2/15/2031[8]	43,400	39,966
	Iron Mountain, Inc. 6.25% 1/15/2033[8]	15,580	15,617
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	55,047	50,944
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	81,396	73,330
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	53,703	47,603
	Kilroy Realty, LP 6.25% 1/15/2036	690	680

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[8]	USD26,434	$25,735
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[8]	19,183	18,262
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[8]	10,500	10,815
	MPT Operating Partnership, LP 5.25% 8/1/2026	16,800	16,814
	MPT Operating Partnership, LP 5.00% 10/15/2027	156,141	139,933
	MPT Operating Partnership, LP 4.625% 8/1/2029	1,090	834
	MPT Operating Partnership, LP 8.50% 2/15/2032[8]	65,996	67,102
	Park Intermediate Holdings, LLC 5.875% 10/1/2028[8]	5,010	4,957
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[8]	22,600	21,609
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[8]	8,695	8,907
	Pebblebrook Hotel, LP 6.375% 10/15/2029[8]	24,150	24,131
	Prologis, LP 4.875% 6/15/2028	3,841	3,861
	Prologis, LP 4.75% 6/15/2033	2,957	2,864
	Prologis, LP 5.00% 3/15/2034	3,445	3,375
	Prologis, LP 5.00% 1/31/2035	5,184	5,074
	Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,370
	Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,341
	Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,780
	RLJ Lodging Trust, LP 3.75% 7/1/2026[8]	2,120	2,076
	RLJ Lodging Trust, LP 4.00% 9/15/2029[8]	17,780	16,335
	Scentre Group Trust 1 3.50% 2/12/2025[8]	4,455	4,453
	Scentre Group Trust 1 3.25% 10/28/2025[8]	9,115	9,007
	Scentre Group Trust 1 3.75% 3/23/2027[8]	2,500	2,438
	Service Properties Trust 5.25% 2/15/2026	4,070	4,005
	Service Properties Trust 4.75% 10/1/2026	19,605	18,970
	Service Properties Trust 4.95% 2/15/2027	27,618	26,718
	Service Properties Trust 5.50% 12/15/2027	27,165	26,169
	Service Properties Trust 3.95% 1/15/2028	51,065	45,142
	Service Properties Trust 8.375% 6/15/2029	52,506	52,521
	Service Properties Trust 4.95% 10/1/2029	30,822	25,508
	Service Properties Trust 4.375% 2/15/2030	34,840	28,045
	Service Properties Trust 8.625% 11/15/2031[8]	31,935	33,938
	Service Properties Trust 8.875% 6/15/2032	20,406	19,884
	Simon Property Group, LP 3.50% 9/1/2025	3,250	3,231
	Simon Property Group, LP 2.65% 7/15/2030	3,350	2,988
	Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,325
	Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,645
	VICI Properties, LP 4.625% 6/15/2025[8]	11,545	11,527
	VICI Properties, LP 4.25% 12/1/2026[8]	3,660	3,604
	VICI Properties, LP 3.875% 2/15/2029[8]	14,460	13,686
	VICI Properties, LP 4.625% 12/1/2029[8]	140	135
	VICI Properties, LP 4.125% 8/15/2030[8]	14,885	13,827
			1,478,169

Materials 1.06%
	Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,517
	Alcoa Nederland Holding BV 5.50% 12/15/2027[8]	11,340	11,296
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[8]	5,629	5,950
	ARD Finance SA 7.25% PIK 6/30/2027[8,9]	17,095	1,068
	ATI, Inc. 4.875% 10/1/2029	30,055	28,773
	ATI, Inc. 7.25% 8/15/2030	14,815	15,364
	ATI, Inc. 5.125% 10/1/2031	15,485	14,669
	Avient Corp. 7.125% 8/1/2030[8]	6,900	7,089
	Avient Corp. 6.25% 11/1/2031[8]	7,115	7,105
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[8]	7,585	7,909
	Axalta Coating Systems, LLC 4.75% 6/15/2027[8]	14,076	13,819
	Ball Corp. 6.875% 3/15/2028	19,100	19,618
	Ball Corp. 6.00% 6/15/2029	24,810	25,093
	Ball Corp. 3.125% 9/15/2031	20,755	17,855
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[8]	12,477	11,283
	Celanese US Holdings, LLC 6.415% 7/15/2027	53,500	54,524
	Celanese US Holdings, LLC 6.60% 11/15/2028	22,109	22,754
	Celanese US Holdings, LLC 6.58% 7/15/2029	10,851	11,159
	Celanese US Holdings, LLC 6.80% 11/15/2030	28,164	29,277
	Celanese US Holdings, LLC 6.95% 11/15/2033	3,430	3,591
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,304
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	62,300	62,424

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[8]	USD33,580	$31,412
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[8]	36,551	36,702
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[8]	32,895	32,784
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[8]	6,700	6,075
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[8]	24,110	24,081
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[8]	6,699	6,667
	Consolidated Energy Finance SA 12.00% 2/15/2031[8]	13,875	14,297
	CRH America, Inc. 5.125% 5/18/2045[8]	350	323
	CVR Partners, LP 6.125% 6/15/2028[8]	6,135	6,066
	Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,757
	Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	7,000
	Eastman Chemical Co. 5.625% 2/20/2034	1,324	1,328
	Element Solutions, Inc. 3.875% 9/1/2028[8]	21,085	20,145
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[8]	143,717	143,636
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[8]	71,755	75,922
	FXI Holdings, Inc. 12.25% 11/15/2026[8]	35,598	34,197
	FXI Holdings, Inc. 12.25% 11/15/2026[8]	24,259	23,307
	INEOS Finance PLC 6.75% 5/15/2028[8]	16,310	16,453
	INEOS Finance PLC 7.50% 4/15/2029[8]	6,920	7,065
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[8]	2,875	2,647
	Kaiser Aluminum Corp. 4.625% 3/1/2028[8]	20,295	19,573
	Linde, Inc. 1.10% 8/10/2030	3,657	3,040
	LSB Industries, Inc. 6.25% 10/15/2028[8]	13,255	13,068
	Methanex Corp. 5.125% 10/15/2027	50,060	49,315
	Mineral Resources, Ltd. 8.125% 5/1/2027[8]	11,100	11,173
	Mineral Resources, Ltd. 8.00% 11/1/2027[8]	8,875	9,102
	Mineral Resources, Ltd. 9.25% 10/1/2028[8]	23,240	24,609
	Mineral Resources, Ltd. 8.50% 5/1/2030[8]	12,175	12,609
	NOVA Chemicals Corp. 5.25% 6/1/2027[8]	13,410	13,187
	NOVA Chemicals Corp. 4.25% 5/15/2029[8]	9,800	9,196
	NOVA Chemicals Corp. 9.00% 2/15/2030[8]	6,685	7,140
	NOVA Chemicals Corp. 7.00% 12/1/2031[8]	8,425	8,507
	Novelis Corp. 4.75% 1/30/2030[8]	27,653	26,001
	Novelis Corp. 3.875% 8/15/2031[8]	21,782	19,100
	Quikrete Holdings, Inc. 6.375% 3/1/2032[8]	5,585	5,585
	Quikrete Holdings, Inc. 6.75% 3/1/2033[8]	3,520	3,546
	Quikrete Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.044% 1/30/2032[10,11]	5,430	5,416
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[8]	59,585	57,859
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[8]	47,925	46,522
	Sealed Air Corp. 4.00% 12/1/2027[8]	19,239	18,537
	Sealed Air Corp. 6.125% 2/1/2028[8]	30,890	31,195
	Summit Materials, LLC 6.50% 3/15/2027[8]	9,760	9,766
	Summit Materials, LLC 5.25% 1/15/2029[8]	12,425	12,579
	Summit Materials, LLC 7.25% 1/15/2031[8]	11,546	12,462
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[9,10,11]	8,875	8,963
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 10/10/2028[9,10,11]	8,923	8,968
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[9,10,11]	14,687	14,632
	Warrior Met Coal, Inc. 7.875% 12/1/2028[8]	23,007	23,718
	Westlake Corp. 5.00% 8/15/2046	350	307
	Westlake Corp. 4.375% 11/15/2047	300	238
			1,351,218

Information technology 1.02%
	Accenture Capital, Inc. 4.25% 10/4/2031	8,263	7,978
	Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,491
	Acuris Finance US, Inc. 9.00% 8/1/2029[8]	14,325	14,364
	Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,612
	Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,766
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[8]	17,037	16,100
	Broadcom Corp. 3.875% 1/15/2027	3,384	3,335
	Broadcom, Inc. 3.15% 11/15/2025	564	557
	Broadcom, Inc. 5.05% 7/12/2027	2,000	2,018
	Broadcom, Inc. 5.05% 7/12/2029	3,569	3,584

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Broadcom, Inc. 4.35% 2/15/2030	USD9,019	$8,772
	Broadcom, Inc. 5.15% 11/15/2031	4,970	4,985
	Broadcom, Inc. 4.55% 2/15/2032	2,661	2,565
	Broadcom, Inc. 4.80% 10/15/2034	2,679	2,566
	Broadcom, Inc. 3.187% 11/15/2036[8]	739	593
	Cisco Systems, Inc. 4.95% 2/26/2031	6,690	6,729
	Cisco Systems, Inc. 5.05% 2/26/2034	2,269	2,262
	Cloud Software Group, Inc. 6.50% 3/31/2029[8]	33,410	32,871
	Cloud Software Group, Inc. 9.00% 9/30/2029[8]	77,190	79,114
	Cloud Software Group, Inc. 8.25% 6/30/2032[8]	29,200	30,372
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[10,11]	52,820	53,227
	CommScope Technologies, LLC 5.00% 3/15/2027[8]	73,204	66,052
	CommScope, LLC 6.00% 3/1/2026[8]	80,540	80,540
	CommScope, LLC 8.25% 3/1/2027[8]	33,594	32,094
	CommScope, LLC 7.125% 7/1/2028[8]	10,651	9,700
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[2,8]	111,475	115,676
	Ellucian Holdings, Inc. 6.50% 12/1/2029[8]	18,775	18,935
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.062% 11/22/2032[10,11]	5,650	5,791
	Entegris, Inc. 4.75% 4/15/2029[8]	9,145	8,826
	Entegris, Inc. 3.625% 5/1/2029[8]	30,000	27,626
	Fair Isaac Corp. 4.00% 6/15/2028[8]	11,530	10,994
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[6,10,11]	33,474	33,683
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[6,10,11]	1,065	1,071
	Gartner, Inc. 4.50% 7/1/2028[8]	14,275	13,949
	Helios Software Holdings, Inc. 8.75% 5/1/2029[8]	43,925	45,288
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	135,946	122,051
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	89,602	61,870
	ION Trading Technologies SARL 9.50% 5/30/2029[8]	28,365	29,652
	Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,164
	Microchip Technology, Inc. 5.05% 2/15/2030	3,747	3,725
	Microsoft Corp. 2.921% 3/17/2052	5,000	3,296
	NCR Atleos Corp. 9.50% 4/1/2029[8]	59,983	65,394
	NCR Voyix Corp. 5.125% 4/15/2029[8]	4,281	4,087
	Oracle Corp. 4.80% 8/3/2028	2,000	2,002
	Oracle Corp. 5.25% 2/3/2032	11,074	11,058
	Oracle Corp. 5.50% 8/3/2035	15,509	15,504
	Oracle Corp. 6.00% 8/3/2055	3,000	2,997
	Shift4 Payments, LLC, 6.75% 8/15/2032[8]	14,530	14,929
	Synaptics, Inc. 4.00% 6/15/2029[8]	3,700	3,405
	Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,405
	Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,259
	UKG, Inc. 6.875% 2/1/2031[8]	13,825	14,124
	Viasat, Inc. 5.625% 9/15/2025[8]	5,600	5,578
	Viasat, Inc. 5.625% 4/15/2027[8]	95,464	92,792
	Viasat, Inc. 6.50% 7/15/2028[8]	11,025	9,398
	Viasat, Inc. 7.50% 5/30/2031[8]	65,280	47,100
	Viavi Solutions, Inc. 3.75% 10/1/2029[8]	4,675	4,257
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[3,6,9,12]	11,556	11,643
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[3,6,9,12]	9,072	9,140
			1,306,916

Industrials 0.92%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[8]	3,294	3,294
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[8]	15,509	15,869
	Air Lease Corp. 2.875% 1/15/2026	5,916	5,816
	Air Lease Corp. 2.20% 1/15/2027	934	890
	Allison Transmission, Inc. 3.75% 1/30/2031[8]	25,185	22,490
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.562% 9/29/2031[10,11]	38,890	38,827
	Amentum Holdings, Inc. 7.25% 8/1/2032[8]	28,260	28,674
	American Airlines, Inc. 8.50% 5/15/2029[8]	22,670	23,898

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Aramark Services, Inc. 5.00% 4/1/2025[8]	USD5,670	$5,669
	Aramark Services, Inc. 5.00% 2/1/2028[8]	10,905	10,699
	Atkore, Inc. 4.25% 6/1/2031[8]	12,215	10,966
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[8]	12,175	12,017
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[8]	2,460	2,333
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[8]	18,760	17,907
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[8]	9,650	9,975
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[8]	16,540	17,118
	BAE Systems PLC 5.00% 3/26/2027[8]	3,000	3,015
	BAE Systems PLC 5.125% 3/26/2029[8]	7,348	7,387
	BAE Systems PLC 5.25% 3/26/2031[8]	5,564	5,600
	BAE Systems PLC 5.30% 3/26/2034[8]	6,357	6,327
	BAE Systems PLC 5.50% 3/26/2054[8]	1,750	1,695
	Boeing Co. (The) 2.75% 2/1/2026	6,182	6,055
	Boeing Co. (The) 2.196% 2/4/2026	8,089	7,882
	Boeing Co. (The) 3.10% 5/1/2026	500	489
	Boeing Co. (The) 5.04% 5/1/2027	18,094	18,091
	Boeing Co. (The) 6.259% 5/1/2027	10,466	10,739
	Boeing Co. (The) 3.25% 3/1/2028	1,025	970
	Boeing Co. (The) 6.298% 5/1/2029	15,658	16,296
	Boeing Co. (The) 5.15% 5/1/2030	7,095	7,053
	Boeing Co. (The) 3.625% 2/1/2031	2,720	2,487
	Boeing Co. (The) 6.388% 5/1/2031	2,425	2,553
	Boeing Co. (The) 3.60% 5/1/2034	5,750	4,883
	Boeing Co. (The) 6.528% 5/1/2034	21,805	23,045
	Boeing Co. (The) 3.90% 5/1/2049	800	563
	Boeing Co. (The) 5.805% 5/1/2050	8,169	7,695
	Boeing Co. (The) 6.858% 5/1/2054	1,255	1,348
	Brink’s Co. (The) 4.625% 10/15/2027[8]	12,800	12,510
	Brink’s Co. (The) 6.50% 6/15/2029[8]	4,755	4,851
	Brink’s Co. (The) 6.75% 6/15/2032[8]	7,500	7,660
	Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,194
	BWX Technologies, Inc. 4.125% 6/30/2028[8]	5,190	4,925
	BWX Technologies, Inc. 4.125% 4/15/2029[8]	8,595	8,098
	Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,863
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,068	2,655
	Carrier Global Corp. 2.722% 2/15/2030	1,750	1,571
	Carrier Global Corp. 3.577% 4/5/2050	1,134	817
	Carrier Global Corp. 6.20% 3/15/2054	332	352
	Chart Industries, Inc. 7.50% 1/1/2030[8]	11,063	11,572
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[8]	12,595	11,879
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[8]	25,820	24,232
	Clean Harbors, Inc. 6.375% 2/1/2031[8]	12,974	13,172
	CoreLogic, Inc. 4.50% 5/1/2028[8]	73,611	69,009
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.926% 6/2/2028[10,11]	18,882	18,839
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.926% 6/4/2029[10,11]	13,525	13,204
	CSX Corp. 3.80% 3/1/2028	1,300	1,270
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[8]	16,480	16,034
	Enviri Corp. 5.75% 7/31/2027[8]	14,770	14,348
	EquipmentShare.com, Inc. 9.00% 5/15/2028[8]	4,535	4,785
	EquipmentShare.com, Inc. 8.625% 5/15/2032[8]	14,480	15,451
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[8]	11,550	11,297
	Garda World Security Corp. 8.375% 11/15/2032[8]	7,745	8,003
	General Dynamics Corp. 3.625% 4/1/2030	5,433	5,154
	GFL Environmental, Inc. 5.125% 12/15/2026[8]	1,500	1,495
	Herc Holdings, Inc. 6.625% 6/15/2029[8]	6,500	6,649
	Icahn Enterprises, LP 6.25% 5/15/2026	12,924	12,915
	Icahn Enterprises, LP 5.25% 5/15/2027	34,995	33,950
	Icahn Enterprises, LP 4.375% 2/1/2029	9,625	8,326
	L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,442
	Lockheed Martin Corp. 5.10% 11/15/2027	3,305	3,357
	Lockheed Martin Corp. 4.45% 5/15/2028	7,873	7,848
	Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,188
	Masco Corp. 1.50% 2/15/2028	7,105	6,441
	Masco Corp. 2.00% 2/15/2031	4,220	3,556

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Masco Corp. 3.125% 2/15/2051	USD2,044	$1,293
	Mexico City Airport Trust 3.875% 4/30/2028[8]	770	726
	Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,851
	Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,595
	Mexico City Airport Trust 5.50% 7/31/2047[8]	215	172
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[8]	16,582	16,739
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[8]	9,224	9,341
	Moog, Inc. 4.25% 12/9/2027[8]	16,909	16,261
	Movida Europe SA 7.85% 4/11/2029[8]	2,500	2,149
	Mueller Water Products, Inc. 4.00% 6/15/2029[8]	5,110	4,776
	Norfolk Southern Corp. 4.45% 3/1/2033	2,208	2,114
	Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,120
	Norfolk Southern Corp. 5.35% 8/1/2054	8,613	8,176
	Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,197
	Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,845
	PM General Purchaser, LLC 9.50% 10/1/2028[8]	7,650	7,621
	Reworld Holding Corp. 4.875% 12/1/2029[8]	19,365	18,054
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[8]	11,040	11,639
	RTX Corp. 1.90% 9/1/2031	6,250	5,142
	RTX Corp. 5.15% 2/27/2033	9,542	9,482
	RTX Corp. 5.375% 2/27/2053	3,947	3,749
	Sensata Technologies BV 4.00% 4/15/2029[8]	19,310	17,888
	Sensata Technologies, Inc. 3.75% 2/15/2031[8]	26,288	23,218
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[8]	1,316	1,416
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[8]	20,405	22,600
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[10,11]	1,020	1,033
	TransDigm, Inc. 5.50% 11/15/2027	35,399	35,085
	TransDigm, Inc. 6.75% 8/15/2028[8]	14,390	14,663
	TransDigm, Inc. 6.375% 3/1/2029[8]	17,810	18,011
	Triton Container International, Ltd. 3.15% 6/15/2031[8]	7,222	6,184
	Triumph Group, Inc. 9.00% 3/15/2028[8]	17,313	18,167
	Union Pacific Corp. 3.75% 7/15/2025	3,970	3,957
	Union Pacific Corp. 2.40% 2/5/2030	1,931	1,728
	Union Pacific Corp. 2.891% 4/6/2036	2,495	2,023
	Union Pacific Corp. 2.95% 3/10/2052	2,250	1,428
	United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,760
	United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	19,690
	United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	9,750
	United Rentals (North America), Inc. 6.125% 3/15/2034[8]	29,140	29,224
	Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[8,14]	1,632	12
	Waste Pro USA, Inc. 7.00% 2/1/2033[8]	7,165	7,263
	WESCO Distribution, Inc. 7.25% 6/15/2028[8]	6,435	6,561
	WESCO Distribution, Inc. 6.625% 3/15/2032[8]	20,920	21,415
	XPO, Inc. 7.125% 6/1/2031[8]	6,765	6,997
	XPO, Inc. 7.125% 2/1/2032[8]	14,878	15,369
			1,173,011

Utilities 0.77%
	AES Corp. 3.30% 7/15/2025[8]	16,950	16,823
	American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,233
	American Water Capital Corp. 2.80% 5/1/2030	950	855
	AmeriGas Partners, LP 5.50% 5/20/2025	1,702	1,701
	Calpine Corp. 5.125% 3/15/2028[8]	12,315	12,102
	Calpine Corp. 3.75% 3/1/2031[8]	12,570	11,378
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	2,500	2,388
	Colbún SA 3.95% 10/11/2027[8]	1,554	1,511
	Comision Federal de Electricidad 4.688% 5/15/2029[8]	14,525	13,698
	Comision Federal de Electricidad 3.348% 2/9/2031	9,000	7,544
	Comision Federal de Electricidad 3.875% 7/26/2033	7,531	6,060
	Comision Federal de Electricidad 6.45% 1/24/2035[8]	8,000	7,537
	Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,848
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,227
	Consumers Energy Co. 4.625% 5/15/2033	5,826	5,629
	DTE Energy Co. 4.95% 7/1/2027	1,075	1,080
	Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,172
	Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,155

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Duke Energy Progress, LLC 4.15% 12/1/2044	USD987	$802
	Edison International 4.95% 4/15/2025	400	399
	Edison International 4.125% 3/15/2028	7,566	7,031
	Edison International 5.25% 11/15/2028	8,100	7,668
	Edison International 5.45% 6/15/2029	9,532	9,015
	Edison International 6.95% 11/15/2029	2,929	2,926
	Edison International 5.25% 3/15/2032	16,500	14,996
	Electricité de France SA 6.25% 5/23/2033[8]	5,121	5,364
	Electricité de France SA 9.125% 12/31/2079 junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,12]	4,000	4,553
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12,13]	35,774	36,238
	Entergy Louisiana, LLC 5.15% 9/15/2034	7,050	6,925
	Eversource Energy 5.50% 1/1/2034	1,650	1,641
	FirstEnergy Corp. 1.60% 1/15/2026	989	960
	FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,223
	FirstEnergy Corp. 2.25% 9/1/2030	150	129
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	49,077	47,954
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	10,000	9,333
	Georgia Power Co. 3.70% 1/30/2050	1,200	880
	Israel Electric Corp., Ltd. 8.10% 12/15/2096[8]	4,905	5,954
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[8]	11,310	11,585
	Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	1,025	874
	MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.312% 3/28/2031[10,11]	8,284	8,367
	MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,351
	Monongahela Power Co. 3.55% 5/15/2027[8]	2,550	2,485
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	2,475	2,477
	Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	41,946
	Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	20,892
	Pacific Gas and Electric Co. 3.30% 3/15/2027	8,271	7,945
	Pacific Gas and Electric Co. 5.45% 6/15/2027	4,214	4,212
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	956
	Pacific Gas and Electric Co. 3.30% 12/1/2027	20,300	19,199
	Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	8,409
	Pacific Gas and Electric Co. 3.75% 7/1/2028	11,304	10,725
	Pacific Gas and Electric Co. 4.65% 8/1/2028	9,550	9,332
	Pacific Gas and Electric Co. 6.10% 1/15/2029	8,200	8,320
	Pacific Gas and Electric Co. 4.20% 3/1/2029	850	810
	Pacific Gas and Electric Co. 5.55% 5/15/2029	27	27
	Pacific Gas and Electric Co. 4.55% 7/1/2030	61,816	58,535
	Pacific Gas and Electric Co. 2.50% 2/1/2031	19,071	16,046
	Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	5,115
	Pacific Gas and Electric Co. 5.90% 6/15/2032	9,495	9,526
	Pacific Gas and Electric Co. 6.15% 1/15/2033	8,193	8,294
	Pacific Gas and Electric Co. 6.40% 6/15/2033	40,212	41,440
	Pacific Gas and Electric Co. 6.95% 3/15/2034	3,800	4,042
	Pacific Gas and Electric Co. 5.80% 5/15/2034	11,750	11,664
	Pacific Gas and Electric Co. 3.30% 8/1/2040	3,333	2,376
	Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	7,110
	Pacific Gas and Electric Co. 4.95% 7/1/2050	9,779	8,058
	Pacific Gas and Electric Co. 3.50% 8/1/2050	5,934	3,887
	Pacific Gas and Electric Co. 6.70% 4/1/2053	5,290	5,448
	PacifiCorp 5.30% 2/15/2031	2,275	2,285
	PacifiCorp 5.45% 2/15/2034	21,100	20,897
	PacifiCorp 4.125% 1/15/2049	1,000	765
	PacifiCorp 4.15% 2/15/2050	2,600	1,983
	PacifiCorp 3.30% 3/15/2051	2,616	1,688
	PacifiCorp 2.90% 6/15/2052	2,197	1,299
	PacifiCorp 5.35% 12/1/2053	10,991	9,945
	PacifiCorp 5.50% 5/15/2054	15,678	14,462
	PacifiCorp 5.80% 1/15/2055	25,028	23,995
	PG&E Corp. 5.00% 7/1/2028	52,990	51,104
	PG&E Corp. 5.25% 7/1/2030	80,910	76,142
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[12]	20,570	20,037
	Progress Energy, Inc. 7.00% 10/30/2031	3,750	4,174
	Public Service Company of Colorado 5.35% 5/15/2034	1,877	1,876

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Public Service Company of Colorado 5.75% 5/15/2054	USD4,900	$4,829
	Public Service Electric and Gas Co. 3.15% 1/1/2050	1,700	1,135
	Southern California Edison Co. 3.70% 8/1/2025	450	447
	Southern California Edison Co. 4.20% 3/1/2029	8,020	7,657
	Southern California Edison Co. 2.85% 8/1/2029	8,900	8,001
	Southern California Edison Co. 2.25% 6/1/2030	176	151
	Southern California Edison Co. 5.45% 6/1/2031	8,900	8,863
	Southern California Edison Co. 2.75% 2/1/2032	5,656	4,721
	Southern California Edison Co. 5.45% 3/1/2035	711	690
	Southern California Edison Co. 5.75% 4/1/2035	2,825	2,800
	Southern California Edison Co. 5.35% 7/15/2035	15,109	14,601
	Southern California Edison Co. 5.625% 2/1/2036	16,750	16,210
	Southern California Edison Co. 4.50% 9/1/2040	12,324	10,359
	Southern California Edison Co. 3.60% 2/1/2045	8,724	6,156
	Southern California Edison Co. 3.65% 2/1/2050	3,895	2,670
	Southern California Edison Co. 5.90% 3/1/2055	1,825	1,728
	Southern Co. (The) 4.25% 7/1/2036	1,300	1,166
	Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,904
	Talen Energy Supply, LLC 8.625% 6/1/2030[8]	13,294	14,192
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[10,11]	16,863	16,942
	Union Electric Co. 5.125% 3/15/2055	350	320
	Virginia Electric & Power 2.40% 3/30/2032	3,525	2,965
	Wisconsin Electric Power Co. 4.60% 10/1/2034	800	764
	Wisconsin Electric Power Co. 5.05% 10/1/2054	750	679
	Wisconsin Power and Light Co. 3.65% 4/1/2050	350	250
	Xcel Energy, Inc. 2.60% 12/1/2029	3,000	2,680
	Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,095
			985,012

Consumer staples 0.53%
	7-Eleven, Inc. 0.95% 2/10/2026[8]	3,950	3,797
	Altria Group, Inc. 5.80% 2/14/2039	16,525	16,426
	Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,337
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,047
	B&G Foods, Inc. 5.25% 9/15/2027	21,515	20,441
	B&G Foods, Inc. 8.00% 9/15/2028[8]	5,760	5,976
	BAT Capital Corp. 3.557% 8/15/2027	500	485
	BAT Capital Corp. 2.259% 3/25/2028	8,610	7,958
	BAT Capital Corp. 6.343% 8/2/2030	12,073	12,755
	BAT Capital Corp. 5.834% 2/20/2031	2,643	2,723
	BAT Capital Corp. 6.421% 8/2/2033	2,828	2,990
	BAT Capital Corp. 6.00% 2/20/2034	1,000	1,029
	BAT Capital Corp. 4.54% 8/15/2047	1,333	1,065
	BAT International Finance PLC 3.95% 6/15/2025[8]	7,500	7,473
	BAT International Finance PLC 1.668% 3/25/2026	3,050	2,948
	BAT International Finance PLC 4.448% 3/16/2028	8,000	7,897
	Campbells Co. (The) 4.75% 3/23/2035	9,301	8,777
	Campbells Co. (The) 5.25% 10/13/2054	469	426
	Central Garden & Pet Co. 4.125% 10/15/2030	40,146	36,533
	Central Garden & Pet Co. 4.125% 4/30/2031[8]	32,375	29,079
	Coca-Cola Co. 4.65% 8/14/2034	2,898	2,818
	Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,095
	Coty, Inc. 5.00% 4/15/2026[8]	561	561
	Coty, Inc. 4.75% 1/15/2029[8]	10,624	10,250
	Coty, Inc. 6.625% 7/15/2030[8]	3,426	3,502
	Darling Ingredients, Inc. 5.25% 4/15/2027[8]	19,295	19,194
	Darling Ingredients, Inc. 6.00% 6/15/2030[8]	19,560	19,480
	Energizer Holdings, Inc. 4.375% 3/31/2029[8]	17,615	16,487
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[8]	15,815	16,370
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[8]	18,730	19,562
	Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.562% 2/12/2031[10,11]	4,960	4,979
	Ingles Markets, Inc. 4.00% 6/15/2031[8]	21,200	18,971
	J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,660
	J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,472
	J. M. Smucker Co. (The) 6.50% 11/15/2043	708	751

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	J. M. Smucker Co. (The) 6.50% 11/15/2053	USD3,099	$3,309
	JBS USA Holding Lux SARL 2.50% 1/15/2027	12,702	12,114
	Kroger Co. 5.00% 9/15/2034	6,865	6,665
	Kroger Co. 5.50% 9/15/2054	3,130	2,935
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[8]	43,025	39,896
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[8]	2,035	1,854
	Performance Food Group, Inc. 5.50% 10/15/2027[8]	12,980	12,922
	Performance Food Group, Inc. 4.25% 8/1/2029[8]	12,645	11,904
	Performance Food Group, Inc. 6.125% 9/15/2032[8]	11,310	11,348
	Philip Morris International, Inc. 5.125% 11/17/2027	5,947	6,029
	Philip Morris International, Inc. 4.875% 2/15/2028	18,750	18,854
	Philip Morris International, Inc. 4.625% 11/1/2029	10,794	10,694
	Philip Morris International, Inc. 5.625% 11/17/2029	2,850	2,942
	Philip Morris International, Inc. 5.125% 2/15/2030	10,323	10,417
	Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,126
	Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,004
	Philip Morris International, Inc. 4.75% 11/1/2031	10,044	9,884
	Philip Morris International, Inc. 4.90% 11/1/2034	10,955	10,574
	Post Holdings, Inc. 5.50% 12/15/2029[8]	20,825	20,404
	Post Holdings, Inc. 4.625% 4/15/2030[8]	52,641	49,011
	Post Holdings, Inc. 6.25% 2/15/2032[8]	8,961	8,979
	Prestige Brands, Inc. 5.125% 1/15/2028[8]	8,162	8,056
	Prestige Brands, Inc. 3.75% 4/1/2031[8]	8,045	7,158
	Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,138
	Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,712
	Simmons Foods, Inc. 4.625% 3/1/2029[8]	15,597	14,551
	Target Corp. 4.50% 9/15/2034	2,676	2,544
	TreeHouse Foods, Inc. 4.00% 9/1/2028	20,260	18,547
	US Foods, Inc. 4.625% 6/1/2030[8]	20,951	19,845
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	15,655	15,252
			680,982

Municipals 0.00%
	Texas Combined Tirz I, LLC 0% 12/7/2062[3,8]	3,400	3,400
	Total corporate bonds, notes & loans		19,537,793
Mortgage-backed obligations 3.72%
Federal agency mortgage-backed obligations 2.90%
	Fannie Mae Pool #AD3149 4.50% 4/1/2025[15]	2	2
	Fannie Mae Pool #AD6392 4.50% 5/1/2025[15]	3	3
	Fannie Mae Pool #AD5692 4.50% 5/1/2025[15]	3	3
	Fannie Mae Pool #AD6119 4.50% 6/1/2025[15]	3	3
	Fannie Mae Pool #AD8191 4.00% 9/1/2025[15]	8	8
	Fannie Mae Pool #AI6180 4.00% 7/1/2026[15]	13	13
	Fannie Mae Pool #AL2940 3.50% 11/1/2027[15]	54	53
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[15]	16	16
	Fannie Mae Pool #FM8013 5.50% 4/1/2031[15]	86	86
	Fannie Mae Pool #BM1231 3.50% 11/1/2031[15]	59	58
	Fannie Mae Pool #BJ5674 3.00% 1/1/2033[15]	101	96
	Fannie Mae Pool #254767 5.50% 6/1/2033[15]	73	74
	Fannie Mae Pool #BJ6249 4.00% 9/1/2033[15]	85	83
	Fannie Mae Pool #MA3541 4.00% 12/1/2033[15]	95	93
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[15]	6	5
	Fannie Mae Pool #MA3611 4.00% 3/1/2034[15]	40	39
	Fannie Mae Pool #735228 5.50% 2/1/2035[15]	65	66
	Fannie Mae Pool #878099 6.00% 4/1/2036[15]	110	114
	Fannie Mae Pool #880426 6.00% 4/1/2036[15]	51	52
	Fannie Mae Pool #256308 6.00% 7/1/2036[15]	106	110
	Fannie Mae Pool #888795 5.50% 11/1/2036[15]	438	444
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[15]	8,859	8,223
	Fannie Mae Pool #BE4703 3.00% 12/1/2036[15]	486	447
	Fannie Mae Pool #936999 6.00% 7/1/2037[15]	304	315
	Fannie Mae Pool #945832 6.50% 8/1/2037[15]	53	55
	Fannie Mae Pool #888637 6.00% 9/1/2037[15]	706	732
	Fannie Mae Pool #950991 6.00% 10/1/2037[15]	220	225
	Fannie Mae Pool #995674 6.00% 5/1/2038[15]	389	404
	Fannie Mae Pool #929964 6.00% 9/1/2038[15]	237	245

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AE0967 3.50% 6/1/2039[15]	USD67	$61
	Fannie Mae Pool #AC0479 6.00% 9/1/2039[15]	140	143
	Fannie Mae Pool #AE0443 6.50% 10/1/2039[15]	87	91
	Fannie Mae Pool #932274 4.50% 12/1/2039[15]	3,525	3,409
	Fannie Mae Pool #AD4927 5.00% 6/1/2040[15]	1,088	1,082
	Fannie Mae Pool #AE4483 4.00% 9/1/2040[15]	957	902
	Fannie Mae Pool #AE8073 4.00% 12/1/2040[15]	83	78
	Fannie Mae Pool #AE0828 3.50% 2/1/2041[15]	28	25
	Fannie Mae Pool #AB2470 4.50% 3/1/2041[15]	14	13
	Fannie Mae Pool #AI3422 5.00% 5/1/2041[15]	43	43
	Fannie Mae Pool #AI4836 5.00% 6/1/2041[15]	44	43
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[15]	10,345	8,647
	Fannie Mae Pool #AI5571 5.00% 7/1/2041[15]	34	34
	Fannie Mae Pool #AI8482 5.00% 8/1/2041[15]	33	33
	Fannie Mae Pool #AJ0257 4.00% 9/1/2041[15]	28	26
	Fannie Mae Pool #AJ4154 4.00% 11/1/2041[15]	89	84
	Fannie Mae Pool #AB4050 4.00% 12/1/2041[15]	165	155
	Fannie Mae Pool #AJ4189 4.00% 12/1/2041[15]	93	88
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[15]	34,561	27,806
	Fannie Mae Pool #890407 4.00% 2/1/2042[15]	230	216
	Fannie Mae Pool #AL2745 4.00% 3/1/2042[15]	655	618
	Fannie Mae Pool #AB5377 3.50% 6/1/2042[15]	9,984	9,104
	Fannie Mae Pool #AO9140 3.50% 7/1/2042[15]	3,358	3,062
	Fannie Mae Pool #AU3742 3.50% 8/1/2043[15]	2,015	1,836
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[15]	1,182	1,110
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[15]	793	745
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[15]	738	693
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[15]	23,637	21,457
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[15]	3,568	3,233
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[15]	7,794	7,061
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[15]	1,295	1,136
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[15]	1,586	1,392
	Fannie Mae Pool #947661 6.50% 10/1/2047[15]	29	29
	Fannie Mae Pool #947554 7.00% 10/1/2047[15]	130	135
	Fannie Mae Pool #920015 7.00% 10/1/2047[15]	33	34
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[15]	265	238
	Fannie Mae Pool #257036 7.00% 11/1/2047[15]	9	9
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[15]	4,994	4,494
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[15]	2,702	2,584
	Fannie Mae Pool #FM7341 4.00% 3/1/2048[15]	24	22
	Fannie Mae Pool #CA1542 4.00% 4/1/2048[15]	4,461	4,138
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[15]	7,322	6,387
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[15]	5,719	5,127
	Fannie Mae Pool #FM1784 4.00% 9/1/2048[15]	6,128	5,685
	Fannie Mae Pool #CA3184 4.00% 3/1/2049[15]	8,400	7,781
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[15]	1,554	1,349
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[15]	1,029	898
	Fannie Mae Pool #CA3814 3.50% 7/1/2049[15]	26,829	24,163
	Fannie Mae Pool #CA3976 4.00% 8/1/2049[15]	46,532	43,053
	Fannie Mae Pool #FM1668 4.00% 8/1/2049[15]	5,017	4,642
	Fannie Mae Pool #CA4112 3.50% 9/1/2049[15]	30,177	27,159
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[15]	2,536	2,270
	Fannie Mae Pool #BO3491 2.50% 10/1/2049[15]	46	38
	Fannie Mae Pool #CA4432 4.00% 10/1/2049[15]	5,447	5,040
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[15]	3,966	3,550
	Fannie Mae Pool #CA4802 3.50% 12/1/2049[15]	22,248	20,000
	Fannie Mae Pool #CA4804 3.50% 12/1/2049[15]	19,461	17,437
	Fannie Mae Pool #FM2092 3.50% 12/1/2049[15]	11,224	10,057
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[15]	55	45
	Fannie Mae Pool #CA5659 2.50% 5/1/2050[15]	2,003	1,638
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[15]	15,395	12,797
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[15]	6,876	5,621
	Fannie Mae Pool #BP5474 2.50% 6/1/2050[15]	6,165	5,040
	Fannie Mae Pool #BP5502 2.50% 6/1/2050[15]	2,353	1,924
	Fannie Mae Pool #CA6168 2.50% 6/1/2050[15]	2,079	1,700
	Fannie Mae Pool #BP5482 2.50% 6/1/2050[15]	489	400
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[15]	98	80

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BP8762 2.50% 7/1/2050[15]	USD3,627	$2,966
	Fannie Mae Pool #FM3720 2.50% 7/1/2050[15]	1,955	1,597
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[15]	2,641	2,263
	Fannie Mae Pool #FM3920 2.50% 8/1/2050[15]	8,384	6,855
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[15]	2,035	1,664
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[15]	665	552
	Fannie Mae Pool #BQ0212 2.50% 8/1/2050[15]	484	396
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[15]	1,527	1,308
	Fannie Mae Pool #MA4119 2.00% 9/1/2050[15]	12,174	9,555
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[15]	2,614	2,135
	Fannie Mae Pool #BQ1844 2.50% 9/1/2050[15]	246	202
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[15]	85	70
	Fannie Mae Pool #CA6934 2.50% 9/1/2050[15]	66	54
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[15]	366	315
	Fannie Mae Pool #FP0060 2.50% 10/1/2050[15]	1,956	1,599
	Fannie Mae Pool #CA7278 2.50% 10/1/2050[15]	1,783	1,459
	Fannie Mae Pool #FP0034 2.50% 10/1/2050[15]	1,463	1,196
	Fannie Mae Pool #FM4377 2.50% 10/1/2050[15]	406	332
	Fannie Mae Pool #FM5313 2.50% 10/1/2050[15]	34	28
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[15]	2,466	2,113
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[15]	17,258	14,302
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[15]	8,649	7,188
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[15]	1,512	1,235
	Fannie Mae Pool #BQ7514 2.50% 11/1/2050[15]	20	16
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[15]	4,723	4,123
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[15]	14,633	12,081
	Fannie Mae Pool #BQ9058 2.50% 12/1/2050[15]	2,205	1,804
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[15]	7,725	6,742
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[15]	1,653	1,416
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[15]	213	204
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[15]	12,381	9,677
	Fannie Mae Pool #CA8601 2.50% 1/1/2051[15]	42,904	35,342
	Fannie Mae Pool #CA8480 2.50% 1/1/2051[15]	31,323	26,080
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[15]	2,889	2,358
	Fannie Mae Pool #FM5608 2.50% 1/1/2051[15]	103	85
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[15]	36,956	30,717
	Fannie Mae Pool #FM5713 2.50% 2/1/2051[15]	2,084	1,719
	Fannie Mae Pool #CA9233 2.50% 2/1/2051[15]	1,956	1,598
	Fannie Mae Pool #CA9291 2.50% 2/1/2051[15]	1,045	853
	Fannie Mae Pool #CA9302 3.00% 2/1/2051[15]	10,246	8,939
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[15]	3,194	2,750
	Fannie Mae Pool #CA8968 3.00% 2/1/2051[15]	663	571
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[15]	5,003	4,083
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[15]	3,205	2,616
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[15]	1,636	1,284
	Fannie Mae Pool #FM6871 2.50% 4/1/2051[15]	5,992	4,890
	Fannie Mae Pool #FM7093 2.50% 4/1/2051[15]	2,171	1,771
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[15]	1,890	1,543
	Fannie Mae Pool #FM6856 2.50% 4/1/2051[15]	990	817
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[15]	590	482
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[15]	11,089	9,501
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[15]	1,357	1,166
	Fannie Mae Pool #MA4325 2.00% 5/1/2051[15,16]	173,068	135,835
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[15]	5,495	4,485
	Fannie Mae Pool #FM7527 2.50% 5/1/2051[15]	2,454	2,003
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[15]	1,270	1,036
	Fannie Mae Pool #CB0517 2.50% 5/1/2051[15]	294	241
	Fannie Mae Pool #MA4356 2.50% 5/1/2051[15]	18	15
	Fannie Mae Pool #BT1364 3.00% 5/1/2051[15]	1,468	1,261
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[15]	3,426	2,796
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[15]	1,012	869
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[15]	79	62
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[15]	3,405	2,779
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[15]	2,694	2,199
	Fannie Mae Pool #CB1004 2.50% 7/1/2051[15]	2,443	1,994
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[15]	898	733
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[15]	1,176	1,018

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[15]	USD7,363	$6,009
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[15]	4,966	4,054
	Fannie Mae Pool #FM8436 2.50% 9/1/2051[15]	3,946	3,221
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[15]	3,382	2,760
	Fannie Mae Pool #BT9828 2.50% 9/1/2051[15]	1,788	1,460
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[15]	1,610	1,314
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[15]	1,210	995
	Fannie Mae Pool #BT4725 2.50% 9/1/2051[15]	120	98
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[15]	2,965	2,420
	Fannie Mae Pool #FS0031 2.50% 10/1/2051[15]	1,137	929
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[15]	105	85
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[15]	2,183	1,875
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[15]	13,102	10,256
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[15]	4,730	3,860
	Fannie Mae Pool #FM9515 2.50% 11/1/2051[15]	1,828	1,505
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[15]	1,697	1,385
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[15]	1,667	1,304
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[15]	4,185	3,463
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[15]	4,145	3,426
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[15]	2,571	2,102
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[15]	2,519	2,058
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[15]	2,038	1,686
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[15]	2,007	1,658
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[15]	1,696	1,384
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[15]	1,583	1,311
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[15]	1,220	996
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[15]	983	805
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[15]	973	794
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[15]	932	770
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[15]	239	195
	Fannie Mae Pool #CB2400 2.50% 12/1/2051[15]	16	13
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[15]	1,658	1,297
	Fannie Mae Pool #FS0369 2.50% 1/1/2052[15]	10,860	8,863
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[15]	2,878	2,349
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[15]	2,534	2,068
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[15]	2,492	2,034
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[15]	2,415	1,990
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[15]	1,887	1,543
	Fannie Mae Pool #FS1648 2.50% 1/1/2052[15]	1,683	1,378
	Fannie Mae Pool #FS8108 2.50% 1/1/2052[15]	379	313
	Fannie Mae Pool #FS2534 2.50% 1/1/2052[15]	128	104
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[15]	91	74
	Fannie Mae Pool #CB2640 2.50% 1/1/2052[15]	56	46
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[15]	13,475	10,521
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[15]	2,133	1,667
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[15]	834	652
	Fannie Mae Pool #FS5034 2.50% 2/1/2052[15]	2,424	1,978
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[15]	2,093	1,709
	Fannie Mae Pool #CB2928 2.50% 2/1/2052[15]	437	359
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[15]	— [4]	— [4]
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[15]	56,857	49,317
	Fannie Mae Pool #FS1194 3.00% 2/1/2052[15]	11,302	9,820
	Fannie Mae Pool #BV1089 4.00% 2/1/2052[15]	43	39
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[15]	1,311	1,026
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[15]	1,263	989
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[15]	884	691
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[15]	857	669
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[15]	2,976	2,437
	Fannie Mae Pool #CB3049 2.50% 3/1/2052[15]	2,541	2,086
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[15]	1,969	1,615
	Fannie Mae Pool #CB3050 2.50% 3/1/2052[15]	1,804	1,476
	Fannie Mae Pool #BV4040 2.50% 3/1/2052[15]	408	337
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[15]	137	112
	Fannie Mae Pool #FS2596 2.50% 3/1/2052[15]	118	97
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[15]	1,409	1,100
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[15]	672	525
	Fannie Mae Pool #FS1746 2.50% 4/1/2052[15]	2,417	1,972

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV8463 2.50% 4/1/2052[15]	USD1,727	$1,419
	Fannie Mae Pool #MA4578 2.50% 4/1/2052[15]	1,366	1,118
	Fannie Mae Pool #BV7698 2.50% 4/1/2052[15]	1,123	922
	Fannie Mae Pool #FS4712 2.50% 4/1/2052[15]	861	703
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[15]	314	256
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[15]	48	39
	Fannie Mae Pool #MA4579 3.00% 4/1/2052[15]	7,938	6,768
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[15]	2,130	1,742
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[15]	732	601
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[15]	1,640	1,282
	Fannie Mae Pool #FS7944 2.50% 6/1/2052[15]	2,176	1,779
	Fannie Mae Pool #BW7323 2.50% 6/1/2052[15]	1,457	1,198
	Fannie Mae Pool #FS5172 2.50% 6/1/2052[15]	539	442
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[15]	12,011	11,011
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[15]	3,403	2,658
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[15]	167,002	136,355
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[15]	1,070	874
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[15]	1,019	837
	Fannie Mae Pool #FS3806 2.50% 7/1/2052[15]	478	391
	Fannie Mae Pool #FS2239 2.50% 7/1/2052[15]	422	347
	Fannie Mae Pool #BW6043 2.50% 7/1/2052[15]	43	36
	Fannie Mae Pool #FS2535 2.50% 8/1/2052[15]	2,307	1,883
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[15]	3,159	2,896
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[15]	2,069	1,693
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[15]	1,814	1,482
	Fannie Mae Pool #BX3451 2.50% 9/1/2052[15]	1,601	1,319
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[15]	4,430	4,061
	Fannie Mae Pool #BW9347 4.50% 9/1/2052[15]	32,111	30,292
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[15]	776	731
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[15]	15,840	15,416
	Fannie Mae Pool #MA4824 2.50% 10/1/2052[15]	75	61
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[15]	45	43
	Fannie Mae Pool #MA4803 3.50% 11/1/2052[15]	9,183	8,135
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[15]	3,673	3,466
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[15]	3,751	3,721
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[15]	704	645
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[15]	1,865	1,757
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[15]	531	525
	Fannie Mae Pool #FS4205 2.50% 3/1/2053[15]	1,737	1,418
	Fannie Mae Pool #FS8509 3.50% 3/1/2053[15]	85,512	75,748
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[15]	1,619	1,611
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[15]	479	438
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[15]	69,465	65,447
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[15]	4,616	4,461
	Fannie Mae Pool #FS4919 2.50% 5/1/2053[15]	2,461	2,017
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[15]	1,785	1,634
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[15]	1,771	1,716
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[15]	203	201
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[15]	92	91
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[15]	179	173
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[15]	463	459
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[15]	329	326
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[15]	2,454	2,540
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[15]	856	881
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[15]	630	649
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[15]	5,732	4,482
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[15]	1,730	1,413
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[15]	22,298	21,015
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[15]	1,234	1,222
	Fannie Mae Pool #MA5105 4.50% 8/1/2053[15]	30,238	28,479
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[15]	20,049	19,877
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[15]	9,643	9,555
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[15]	806	813
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[15]	937	858
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[15]	18,100	17,932
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[15]	566	560
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[15]	6,411	6,470

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[15]	USD896	$887
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[15]	1,191	1,202
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[15]	8,198	8,290
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[15]	19,453	19,995
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[15]	24,926	22,813
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[15]	8,412	8,503
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[15]	5,220	5,373
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[15]	2,434	2,419
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[15]	1,272	1,258
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[15]	3,881	3,942
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[15]	35	36
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[15]	16,965	16,795
	Fannie Mae Pool #MA5328 6.00% 4/1/2054[15]	2	2
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[15]	1,206	1,195
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[15]	272	249
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[15]	3,266	3,243
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[15]	2,366	2,402
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[15]	1,367	1,377
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[15]	418	421
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[15]	383	389
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[15]	68	69
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[15]	10,785	10,708
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[15]	10,434	10,360
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[15]	5,006	4,975
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[15]	1,269	1,254
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[15]	2,562	2,581
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[15]	2,084	2,118
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[15]	1,633	1,659
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[15]	1,164	1,181
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[15]	943	958
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[15]	857	864
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[15]	328	333
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[15]	11,613	11,238
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[15]	77,091	77,671
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[15]	934	947
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[15]	538	543
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[15]	483	487
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[15]	379	385
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[15]	324	327
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[15]	179	182
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[15]	131	132
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[15]	124	125
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[15]	1,697	1,752
	Fannie Mae Pool #DC1572 4.50% 9/1/2054[15]	59	56
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[15]	3,974	3,944
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[15]	499	493
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[15]	986	1,004
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[15]	6	6
	Fannie Mae Pool #MA5495 4.50% 10/1/2054[15]	2,667	2,511
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[15]	9,794	9,464
	Fannie Mae Pool #MA5497 5.50% 10/1/2054[15]	3,038	3,002
	Fannie Mae Pool #CB9770 4.50% 12/1/2054[15]	784	738
	Fannie Mae Pool #CB9768 4.50% 12/1/2054[15]	292	275
	Fannie Mae Pool #BU5361 5.00% 12/1/2054[15]	1,815	1,756
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[15]	2,265	2,249
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[15]	5,293	5,376
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[15]	928	955
	Fannie Mae Pool #CB9737 5.00% 1/1/2055[15]	3,089	2,990
	Fannie Mae Pool #MA5586 5.50% 1/1/2055[15]	99	98
	Fannie Mae Pool #CB9840 6.50% 1/1/2055[15]	17,337	17,927
	Fannie Mae Pool #CB9836 6.50% 1/1/2055[15]	11,075	11,422
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[15]	3,573	3,280
	Fannie Mae Pool #BF0167 3.00% 2/1/2057[15]	744	628
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[15]	10,935	9,668
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[15]	57,449	48,388
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[15]	18,889	17,970
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[15]	13,267	11,091

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[15]	USD11,564	$9,177
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[15]	4,705	3,932
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[15]	707	591
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[15]	25,529	22,214
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[15]	4,736	4,304
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[11,15]	— [4]	— [4]
	Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[15]	118	123
	Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[15]	257	265
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[15]	55	56
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[15]	73	77
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[15]	77	78
	Fannie Mae, Series 2002-W1, Class 2A, 4.502% 2/25/2042[11,15]	171	170
	Freddie Mac Pool #J38387 3.00% 1/1/2033[15]	23	22
	Freddie Mac Pool #G04805 4.50% 12/1/2035[15]	1,855	1,796
	Freddie Mac Pool #K93766 3.00% 12/1/2036[15]	363	334
	Freddie Mac Pool #K93772 3.00% 12/1/2036[15]	309	285
	Freddie Mac Pool #G04553 6.50% 9/1/2038[15]	211	218
	Freddie Mac Pool #G08353 4.50% 7/1/2039[15]	162	158
	Freddie Mac Pool #A87892 5.00% 8/1/2039[15]	403	405
	Freddie Mac Pool #A87873 5.00% 8/1/2039[15]	164	163
	Freddie Mac Pool #G05937 4.50% 8/1/2040[15]	3,721	3,616
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[15]	28,751	24,053
	Freddie Mac Pool #A96488 5.00% 1/1/2041[15]	13	13
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[15]	25,859	21,616
	Freddie Mac Pool #Q02676 4.50% 8/1/2041[15]	268	257
	Freddie Mac Pool #Q02849 4.50% 8/1/2041[15]	206	199
	Freddie Mac Pool #G07189 4.50% 3/1/2042[15]	353	343
	Freddie Mac Pool #G07221 4.50% 6/1/2042[15]	600	583
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[15]	1,079	1,014
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[15]	886	832
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[15]	4,279	3,798
	Freddie Mac Pool #G60559 4.00% 4/1/2046[15]	4,819	4,483
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[15]	528	507
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[15]	1,042	1,003
	Freddie Mac Pool #V82662 4.00% 10/1/2046[15]	3,249	3,022
	Freddie Mac Pool #Q44400 4.00% 11/1/2046[15]	3,291	3,061
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[15]	5,968	5,519
	Freddie Mac Pool #G61733 3.00% 12/1/2047[15]	5,503	4,804
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[15]	5,609	5,203
	Freddie Mac Pool #G61628 3.50% 9/1/2048[15]	506	456
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[15]	326	312
	Freddie Mac Pool #SD0045 4.50% 11/1/2048[15]	14,987	14,340
	Freddie Mac Pool #ZN3568 4.50% 2/1/2049[15]	7	7
	Freddie Mac Pool #SD7503 3.50% 8/1/2049[15]	2,923	2,619
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[15]	11,936	10,730
	Freddie Mac Pool #QA4396 2.50% 11/1/2049[15]	16	13
	Freddie Mac Pool #RA1744 4.00% 11/1/2049[15]	20,191	18,681
	Freddie Mac Pool #QA5125 3.50% 12/1/2049[15]	16,334	14,683
	Freddie Mac Pool #RA2854 2.50% 6/1/2050[15]	259	212
	Freddie Mac Pool #RA3022 2.50% 6/1/2050[15]	47	38
	Freddie Mac Pool #QB1397 2.50% 7/1/2050[15]	2,398	1,961
	Freddie Mac Pool #RA3054 2.50% 7/1/2050[15]	1,343	1,098
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[15]	203	166
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[15]	390	336
	Freddie Mac Pool #QB3745 2.50% 9/1/2050[15]	400	330
	Freddie Mac Pool #RA3515 2.50% 9/1/2050[15]	112	92
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[15]	2,876	2,477
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[15]	12,940	10,804
	Freddie Mac Pool #RA3771 2.50% 10/1/2050[15]	7,428	6,073
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[15]	47,657	37,479
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[15]	19,210	15,240
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[15]	9,537	7,861
	Freddie Mac Pool #QB5662 2.50% 11/1/2050[15]	1,027	846
	Freddie Mac Pool #QB5799 2.50% 11/1/2050[15]	61	50
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[15]	13,845	11,326
	Freddie Mac Pool #RA4216 2.50% 12/1/2050[15]	19	16
	Freddie Mac Pool #QB7147 2.50% 1/1/2051[15]	305	252

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD0554 2.50% 3/1/2051[15]	USD2,270	$1,852
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[15]	6,216	5,082
	Freddie Mac Pool #QC1187 2.50% 4/1/2051[15]	1,941	1,586
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[15]	10,276	8,128
	Freddie Mac Pool #QC1292 2.50% 5/1/2051[15]	3,151	2,591
	Freddie Mac Pool #SI2106 2.50% 5/1/2051[15]	1,338	1,094
	Freddie Mac Pool #RA5286 2.50% 5/1/2051[15]	59	49
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[15]	1,768	1,518
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[15]	1,755	1,432
	Freddie Mac Pool #QC4006 2.50% 6/1/2051[15]	504	411
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[15]	4,957	4,048
	Freddie Mac Pool #RA5559 2.50% 7/1/2051[15]	3,884	3,169
	Freddie Mac Pool #QC3551 2.50% 7/1/2051[15]	1,001	824
	Freddie Mac Pool #QC4225 2.50% 7/1/2051[15]	490	404
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[15]	628	545
	Freddie Mac Pool #QC5575 2.50% 8/1/2051[15]	84	69
	Freddie Mac Pool #SD8166 2.00% 9/1/2051[15]	807	633
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[15]	4,318	3,523
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[15]	3,555	2,948
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[15]	1,828	1,491
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[15]	1,112	908
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[15]	545	451
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[15]	113	92
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[15]	23,934	20,702
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[15]	4,328	3,691
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[15]	1,731	1,487
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[15]	11,664	9,520
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[15]	3,901	3,183
	Freddie Mac Pool #QC8493 2.50% 10/1/2051[15]	1,914	1,562
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[15]	426	348
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[15]	4,464	3,832
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[15]	1,488	1,286
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[15]	4,130	3,230
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[15]	230	188
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[15]	1,905	1,636
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[15]	832	651
	Freddie Mac Pool #QD3619 2.50% 12/1/2051[15]	7,669	6,258
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[15]	3,526	2,914
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[15]	2,550	2,081
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[15]	1,951	1,592
	Freddie Mac Pool #SD8183 2.50% 12/1/2051[15]	1,857	1,519
	Freddie Mac Pool #QD1626 2.50% 12/1/2051[15]	1,188	969
	Freddie Mac Pool #RA6652 2.50% 1/1/2052[15]	6,572	5,393
	Freddie Mac Pool #SD5712 2.50% 1/1/2052[15]	2,795	2,302
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[15]	2,231	1,820
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[15]	127	105
	Freddie Mac Pool #SD7551 3.00% 1/1/2052[15]	54,877	47,493
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[15]	441	381
	Freddie Mac Pool #SD0803 3.00% 1/1/2052[15]	357	306
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[15]	849	663
	Freddie Mac Pool #QD7187 2.50% 2/1/2052[15]	1,788	1,473
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[15]	5,347	4,769
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[15]	2,859	2,234
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[15]	1,647	1,287
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[15]	954	746
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[15]	176	138
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[15]	1,529	1,252
	Freddie Mac Pool #QE0957 2.50% 3/1/2052[15]	738	606
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[15]	87	71
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[15]	5,380	4,650
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[15]	1,299	1,014
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[15]	973	759
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[15]	2,184	1,782
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[15]	1,887	1,562
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[15]	1,675	1,367
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[15]	1,111	906
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[15]	640	526

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5344 2.50% 4/1/2052[15]	USD186	$152
	Freddie Mac Pool #QE0025 2.50% 4/1/2052[15]	167	137
	Freddie Mac Pool #QE0292 2.50% 4/1/2052[15]	159	130
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[15]	14,417	11,780
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[15]	492	402
	Freddie Mac Pool #SD1099 2.50% 5/1/2052[15]	135	111
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[15]	14,429	12,294
	Freddie Mac Pool #SD8219 2.50% 6/1/2052[15]	862	704
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[15]	16,946	14,429
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[15]	39,444	32,192
	Freddie Mac Pool #SD8224 2.50% 7/1/2052[15]	2,977	2,433
	Freddie Mac Pool #SD3416 2.50% 7/1/2052[15]	287	234
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[15]	99	81
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[15]	5,190	4,423
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[15]	5,096	4,669
	Freddie Mac Pool #RA7747 2.50% 8/1/2052[15]	1,579	1,297
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[15]	9,752	8,407
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[15]	211	199
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[15]	984	928
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[15]	243	229
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[15]	144	135
	Freddie Mac Pool #QF0103 5.00% 9/1/2052[15]	90,607	87,743
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[15]	2,455	2,381
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[15]	11,110	10,179
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[15]	1,424	1,343
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[15]	95	90
	Freddie Mac Pool #SD8273 3.50% 11/1/2052[15]	30,669	27,162
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[15]	13,496	13,078
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[15]	559	541
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[15]	18,645	18,497
	Freddie Mac Pool #SD2987 3.50% 3/1/2053[15]	5,343	4,732
	Freddie Mac Pool #QG2913 4.50% 4/1/2053[15]	846	798
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[15]	2,788	2,701
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[15]	99	93
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[15]	3,056	2,956
	Freddie Mac Pool #SD3228 2.50% 6/1/2053[15]	3,797	3,117
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[15]	919	890
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[15]	1,464	1,450
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[15]	1,086	1,122
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[15]	951	980
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[15]	901	936
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[15]	886	921
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[15]	634	659
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[15]	478	496
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[15]	334	343
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[15]	252	264
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[15]	80	77
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[15]	5,597	5,542
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[15]	921	912
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[15]	338	344
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[15]	3,678	3,642
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[15]	3,300	3,272
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[15]	3,222	3,191
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[15]	2,378	2,360
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[15]	1,891	1,871
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[15]	3,418	3,449
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[15]	3,780	3,741
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[15]	10,303	10,395
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[15]	988	904
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[15]	20,372	19,710
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[15]	27,768	27,524
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[15]	1,974	1,953
	Freddie Mac Pool #SD4816 2.50% 1/1/2054[15]	1,953	1,604
	Freddie Mac Pool #QH9285 2.50% 1/1/2054[15]	1,535	1,255
	Freddie Mac Pool #SD5856 3.50% 1/1/2054[15]	21,275	18,844
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[15]	6,791	6,865
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[15]	542	557

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[15]	USD709	$701
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[15]	5,734	5,782
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[15]	2,470	2,442
	Freddie Mac Pool #SD5145 5.50% 4/1/2054[15]	45,964	45,698
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[15]	410	407
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[15]	311	308
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[15]	1,754	1,777
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[15]	193	195
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[15]	20,577	20,747
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[15]	251	255
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[15]	1,961	1,947
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[15]	16,793	16,932
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[15]	2,957	2,998
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[15]	2,077	2,108
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[15]	84	87
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[15]	5,220	5,182
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[15]	3,462	3,438
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[15]	2,779	2,752
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[15]	3,423	3,490
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[15]	2,486	2,515
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[15]	2,445	2,484
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[15]	1,644	1,658
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[15]	1,030	1,045
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[15]	864	878
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[15]	363	367
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[15]	47,385	48,640
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[15]	1,058	1,048
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[15]	727	722
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[15]	726	719
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[15]	612	608
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[15]	107	106
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[15]	3,840	3,895
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[15]	3,110	3,133
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[15]	1,569	1,594
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[15]	1,339	1,351
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[15]	1,074	1,090
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[15]	1,025	1,041
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[15]	585	595
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[15]	445	449
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[15]	22,558	23,151
	Freddie Mac Pool #QJ1576 6.50% 8/1/2054[15]	3,679	3,780
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[15]	1,473	1,526
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[15]	724	749
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[15]	593	611
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[15]	347	357
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[15]	2,214	2,201
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[15]	1,829	1,811
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[15]	1,011	1,000
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[15]	764	760
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[15]	688	683
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[15]	36,136	36,425
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[15]	2,033	2,065
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[15]	1,893	1,922
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[15]	1,136	1,157
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[15]	1,054	1,069
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[15]	964	979
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[15]	631	637
	Freddie Mac Pool #SD6404 6.50% 9/1/2054[15]	10,596	10,889
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[15]	432	447
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[15]	363	374
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[15]	237	244
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[15]	131	135
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[15]	8,622	8,118
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[15]	21,314	21,062
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[15]	23	24
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[15]	12,052	11,645
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[15]	9,845	9,730

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[15]	USD4,238	$4,196
	Freddie Mac Pool #RJ2845 6.00% 11/1/2054[15]	2,635	2,677
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[15]	1,552	1,564
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[15]	10,516	10,161
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[15]	6,146	5,948
	Freddie Mac Pool #QX1743 5.00% 12/1/2054[15]	1,561	1,511
	Freddie Mac Pool #QX2834 5.00% 12/1/2054[15]	505	489
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[15]	5,406	5,342
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[15]	3,882	3,850
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[15]	1,881	1,868
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[15]	5,663	5,472
	Freddie Mac Pool #RJ3240 6.00% 1/1/2055[15]	2,234	2,269
	Freddie Mac Pool #RJ3301 6.00% 1/1/2055[15]	957	971
	Freddie Mac Pool #RJ3305 6.00% 1/1/2055[15]	644	652
	Freddie Mac Pool #RJ3241 6.50% 1/1/2055[15]	14,799	15,286
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[15]	2,620	2,468
	Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[15]	266	274
	Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[15]	193	199
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[15]	111	115
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[15]	21,362	21,860
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[11,15]	1,811	1,687
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[15]	273	253
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[11,15]	1,825	1,725
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[15]	2,828	2,624
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[11,15]	2,722	2,520
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[11,15]	508	452
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[15]	417	370
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[15]	850	813
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[15]	5,205	4,907
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[15]	3,849	3,538
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[15]	1,916	1,845
	Government National Mortgage Assn. 4.00% 2/1/2055[15,17]	10,000	9,209
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[15]	269	258
	Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[15]	4,385	4,059
	Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[15]	1,057	979
	Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[15]	3,311	3,088
	Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[15]	28	24
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[15]	51,329	41,205
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[15]	35,108	29,391
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[15]	907	759
	Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[15]	22	20
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[15]	2,815	2,595
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[15]	1,728	1,592
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[15]	25,490	24,145
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[15]	4,872	4,612
	Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054[15]	1,768	1,629
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[15]	4,592	3,358
	Uniform Mortgage-Backed Security 2.50% 2/1/2055[15,17]	84,874	69,184
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[15,17]	10,164	9,295
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[15,17]	3,370	3,172
	Uniform Mortgage-Backed Security 5.50% 2/1/2055[15,17]	8,000	7,902
	Uniform Mortgage-Backed Security 6.00% 2/1/2055[15,17]	3,887	3,914
	Uniform Mortgage-Backed Security 6.50% 2/1/2055[15,17]	1,610	1,651
	Uniform Mortgage-Backed Security 7.00% 2/1/2055[15,17]	250	261
	Uniform Mortgage-Backed Security 2.50% 3/1/2055[15,17]	116,042	94,562
	Uniform Mortgage-Backed Security 4.50% 3/1/2055[15,17]	13,422	12,622

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 5.00% 3/1/2055[15,17]	USD8,159	$7,871
	Uniform Mortgage-Backed Security 6.00% 3/1/2055[15,17]	106	107
	Uniform Mortgage-Backed Security 6.50% 3/1/2055[15,17]	83,410	85,349
	Uniform Mortgage-Backed Security 7.00% 3/1/2055[15,17]	104,750	109,007
	Uniform Mortgage-Backed Security 6.50% 4/1/2055[15,17]	42,276	43,186
			3,704,151

Commercial mortgage-backed securities 0.48%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[8,15]	11,195	10,649
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.998% 7/15/2041[8,11,15]	1,566	1,574
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[8,11,15]	7,871	7,983
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[11,15]	1,532	1,513
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[15]	1,810	1,744
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[15]	240	229
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[15]	2,230	2,115
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[15]	1,135	1,137
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[15]	10,734	11,240
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[11,15]	3,328	3,536
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[15]	7,320	7,474
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[15]	2,190	2,259
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[11,15]	6,459	6,680
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[11,15]	3,040	3,139
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[15]	480	463
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[15]	294	282
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[11,15]	5,772	5,636
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[15]	5,655	5,081
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[15]	3,260	2,990
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[15]	3,772	3,301
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[11,15]	780	753
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[15]	5,296	5,384
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[11,15]	3,200	3,368
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[15]	2,906	2,965
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[11,15]	5,718	5,513
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[15]	4,806	4,633
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[15]	5,996	5,772
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[15]	3,146	2,712
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[11,15]	3,037	2,959
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[15]	3,351	3,422
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[11,15]	930	956
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[15]	983	991
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[15]	2,702	2,786
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.798% 8/15/2026[8,11,15]	7,416	7,436
	BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.356% 8/15/2026[8,11,15]	5,065	5,081
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[11,15]	3,460	3,420
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[15]	1,962	2,032
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[11,15]	11,120	11,377
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[11,15]	2,300	2,349
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.227% 8/15/2041[8,11,15]	8,000	8,054
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.656% 12/15/2039[8,11,15]	8,659	8,671
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.006% 12/15/2039[8,11,15]	1,635	1,638
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.749% 11/15/2026[8,11,15]	12,632	12,667
	BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.048% 11/15/2026[8,11,15]	3,433	3,441

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.748% 4/15/2029[8,11,15]	USD10,180	$10,221
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.847% 5/15/2034[8,11,15]	3,493	3,510
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.01% 9/15/2034[8,11,15]	9,347	9,304
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.121% 9/15/2036[8,11,15]	7,624	7,589
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.371% 9/15/2036[8,11,15]	220	219
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.32% 10/15/2036[8,11,15]	11,621	11,626
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.718% 10/15/2036[8,11,15]	9,946	9,946
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.797% 4/15/2037[8,11,15]	6,633	6,646
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.091% 6/15/2038[8,11,15]	6,112	6,108
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.291% 6/15/2038[8,11,15]	1,790	1,789
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.521% 6/15/2038[8,11,15]	1,616	1,615
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.271% 11/15/2038[8,11,15]	9,009	9,001
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.296% 2/15/2039[8,11,15]	12,167	12,132
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.997% 8/15/2039[8,11,15]	28,290	28,519
	BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[8,11,15]	17,828	17,710
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.849% 11/15/2041[8,11,15]	10,869	10,933
	BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.198% 11/15/2041[8,11,15]	4,935	4,966
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.197% 7/15/2041[8,11,15]	4,768	4,788
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.647% 7/15/2041[8,11,15]	5,091	5,121
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[8,11,15]	12,536	12,610
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[8,11,15]	8,114	8,271
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[15]	1,440	1,413
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[15]	350	341
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[11,15]	450	429
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[8,15]	6,864	7,063
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[8,15]	3,537	3,662
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[8,11,15]	2,720	2,821
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[15]	400	389
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[8,11,15]	1,928	1,952
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[8,11,15]	2,190	2,220
	ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[8,11,15]	880	891
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.501% 7/15/2038[8,11,15]	3,955	3,963
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.801% 7/15/2038[8,11,15]	3,610	3,616
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.121% 7/15/2038[8,11,15]	3,770	3,781
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.671% 7/15/2038[8,11,15]	1,654	1,659
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.756% 12/15/2029[8,11,15]	6,068	6,098
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.117% 8/15/2039[8,11,15]	8,000	8,062
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.997% 5/15/2041[8,11,15]	19,885	20,014

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[8,11,15]	USD2,632	$2,624
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[8,11,15]	3,831	3,836
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[15]	940	899
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[15]	240	229
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[15]	6,571	5,740
	Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46% 2/5/2045[8,11,15]	7,802	7,842
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[8,11,15]	591	599
	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[8,11,15]	26,828	27,152
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[15]	1,510	1,458
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[15]	560	536
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[8,15]	3,421	3,173
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[8,15]	1,165	1,063
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[8,11,15]	328	294
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[11,15]	4,810	4,687
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.899% 11/15/2039[8,11,15]	3,453	3,464
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[8,15]	15,628	14,459
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.222% 4/15/2038[8,11,15]	1,939	1,938
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[15]	960	956
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[15]	2,795	2,721
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[11,15]	3,230	3,154
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[15]	580	565
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[15]	1,000	971
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[11,15]	590	536
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.201% 7/25/2054[8,11,15]	2,427	2,485
	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2035[8,11,15]	613	626
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.698% 5/15/2039[8,11,15]	12,566	12,575
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.047% 5/15/2039[8,11,15]	486	486
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[8,15]	5,645	4,794
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.152% 11/15/2038[8,11,15]	8,839	8,831
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.306% 1/15/2039[8,11,15]	19,555	19,541
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.798% 11/15/2041[8,11,15]	7,000	7,039
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.148% 11/15/2041[8,11,15]	2,743	2,757
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.547% 11/15/2041[8,11,15]	672	675
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[15]	5,267	5,229
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[15]	185	179
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[15]	6,015	5,878
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[15]	2,405	2,200
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[11,15]	2,580	2,388
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[15]	690	719

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[15]	USD150	$147
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[15]	480	469
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.095% 11/15/2027[8,11,15]	13,994	14,134
			618,451

Collateralized mortgage-backed obligations (privately originated) 0.34%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[8,12,15]	15,700	15,705
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[8,11,15]	2,144	1,908
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[8,15]	235	223
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[8,12,15]	4,275	4,087
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[8,12,15]	3,733	3,559
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[8,11,15]	1,536	1,425
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[8,11,15]	705	688
	BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[8,12,15]	1,027	1,031
	BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[8,12,15]	6,708	6,706
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 6.125% 1/29/2070[8,15]	5,974	5,944
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[8,12,15]	1,762	1,763
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[8,11,15]	287	283
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[8,11,15]	19,990	19,472
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[8,12,15]	677	659
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[8,11,15]	5,552	4,805
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[8,11,15]	3,526	3,111
	CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[8,11,15]	2,311	2,255
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[8,11,15]	350	322
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[8,12,15]	6,862	6,847
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[8,11,15]	2,022	1,781
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.751% 12/25/2042[8,11,15]	2,950	3,029
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.851% 10/25/2043[8,11,15]	2,323	2,336
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.401% 1/25/2044[8,11,15]	2,461	2,463
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.151% 1/25/2044[8,11,15]	1,614	1,634
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.051% 1/25/2044[8,11,15]	2,985	3,087
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.151% 2/25/2044[8,11,15]	3,432	3,480
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.451% 5/25/2044[8,11,15]	1,173	1,174
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.001% 5/25/2044[8,11,15]	1,464	1,476
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.551% 5/25/2044[8,11,15]	889	907
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.951% 9/25/2044[8,11,15]	1,098	1,110
	Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[15]	1,593	835
	Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.464% 6/25/2047[11,15]	789	678
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[8,15]	4,329	4,235
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[15]	237	233
	Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.301% 1/25/2045[8,11,15]	2,629	2,636
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.713% 10/1/2053[8,11,15]	3,169	3,071
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[8,11,15]	4,897	4,835

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.196% 8/1/2054[8,11,15]	USD3,162	$3,058
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[8,15]	4,880	5,527
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[8,15]	5,466	6,099
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[8,15]	1,952	2,007
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[8,11,15]	5,740	4,609
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[8,11,15]	6,440	5,181
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.501% 9/25/2042[8,11,15]	977	986
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.701% 2/25/2044[8,11,15]	3,316	3,348
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.551% 5/25/2044[8,11,15]	3,048	3,060
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.601% 5/25/2044[8,11,15]	11,695	11,793
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.351% 10/25/2044[8,11,15]	2,003	2,004
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.401% 10/25/2044[8,11,15]	2,445	2,450
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.801% 10/25/2044[8,11,15]	1,142	1,153
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.715% 1/25/2050[8,11,15]	4,360	4,887
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.265% 2/25/2050[8,11,15]	5,790	6,247
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.465% 8/25/2050[8,11,15]	5,306	7,353
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.166% 10/25/2050[8,11,15]	7,758	10,840
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[8,12,15]	1,496	1,504
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[8,12,15]	3,723	3,611
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[8,15]	5,794	5,514
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[8,12,15]	4,866	4,883
	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.665% 5/25/2036[11,15]	1,153	1,094
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[8,11,15]	485	428
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[8,12,15]	878	877
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[8,12,15]	4,812	4,820
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[8,11,15]	2,998	3,056
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[8,12,15]	7,227	7,302
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[8,11,15]	1,271	1,170
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[8,11,15]	2,361	2,320
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[8,12,15]	2,223	2,234
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[8,11,15]	4,633	4,526
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[8,12,15]	18,283	17,859
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[8,12,15]	16,797	16,683
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[8,12,15]	4,151	4,176
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[8,12,15]	3,610	3,647
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[8,12,15]	2,367	2,387

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[8,12,15]	USD11,074	$11,160
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[8,12,15]	2,513	2,515
	Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[8,12,15]	1,806	1,809
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[8,11,15]	1,858	1,862
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[8,15]	3,581	3,283
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[8,15]	5,137	4,929
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[8,15]	2,649	2,556
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[8,15]	5,021	4,732
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[8,15]	3,631	3,399
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[8,11,15]	2,709	2,479
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[8,11,15]	1,671	1,554
	Progress Residential Trust, Series 2025-SFR1, Class C, 3.536% 2/17/2042 (3.65% on 3/1/2025)[8,12,15]	1,979	1,821
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[8,11,15]	109	101
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.056% 10/17/2041[8,11,15]	8,662	8,735
	Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.748% 2/17/2042[8,11,15]	1,918	1,924
	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.011% 5/25/2036[11,15]	932	507
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[8,11,15]	1,264	1,242
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[8,11,15]	1,300	1,287
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[8,11,15]	1,111	1,094
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[8,15]	5,943	5,660
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.132% 7/25/2065[8,11,15]	2,571	2,591
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,8]	8,430	8,429
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[8,15]	2,709	2,670
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[8,15]	891	872
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[8,15]	5,993	5,867
	Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[8,15]	2,609	2,559
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[8,15]	8,000	7,759
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[8,12,15]	1,587	1,588
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[8,12,15]	5,315	5,357
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[8,12,15]	3,098	3,117
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[8,12,15]	9,103	9,187
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[8,12,15]	2,409	2,428
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[8,12,15]	1,383	1,395
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[8,12,15]	1,889	1,909
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[8,12,15]	4,479	4,497
	Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[8,12,15]	1,395	1,401
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[8,12,15]	5,684	5,650
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[8,11,15]	3,332	3,320
	Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[8,12,15]	2,475	2,471
	Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[8,11,15]	3,146	3,141
	VM Fund I, LLC 8.625% 1/15/2028[3,8]	11,536	11,363
			438,706
	Total mortgage-backed obligations		4,761,308

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 1.63%
U.S. Treasury 1.59%
	U.S. Treasury 4.75% 7/31/2025	USD11,140	$11,166
	U.S. Treasury 4.00% 2/15/2026	17,944	17,898
	U.S. Treasury 4.625% 2/28/2026	64,513	64,756
	U.S. Treasury 3.625% 5/15/2026	5,900	5,856
	U.S. Treasury 4.50% 7/15/2026	4,000	4,016
	U.S. Treasury 4.375% 7/31/2026	55,644	55,774
	U.S. Treasury 4.625% 9/15/2026	29,603	29,793
	U.S. Treasury 4.625% 10/15/2026	10,000	10,066
	U.S. Treasury 4.625% 11/15/2026	3,000	3,021
	U.S. Treasury 4.25% 12/31/2026	2,354	2,356
	U.S. Treasury 4.125% 1/31/2027	117,137	116,963
	U.S. Treasury 4.125% 2/15/2027	7,000	6,988
	U.S. Treasury 4.50% 4/15/2027	830	835
	U.S. Treasury 4.375% 7/15/2027	58,039	58,252
	U.S. Treasury 4.00% 12/15/2027	11,883	11,811
	U.S. Treasury 4.25% 1/15/2028	62,905	62,922
	U.S. Treasury 3.625% 3/31/2028	72	71
	U.S. Treasury 3.625% 5/31/2028	49,266	48,304
	U.S. Treasury 4.00% 7/31/2029	51,936	51,264
	U.S. Treasury 4.125% 10/31/2029	75,000	74,353
	U.S. Treasury 4.375% 12/31/2029	47,404	47,498
	U.S. Treasury 4.25% 1/31/2030	70,524	70,273
	U.S. Treasury 4.00% 2/28/2030	25,071	24,682
	U.S. Treasury 4.00% 7/31/2030	11,986	11,771
	U.S. Treasury 4.875% 10/31/2030	34,810	35,665
	U.S. Treasury 4.25% 2/28/2031	1,113	1,104
	U.S. Treasury 4.125% 7/31/2031	38,862	38,202
	U.S. Treasury 4.375% 1/31/2032	12,000	11,952
	U.S. Treasury 4.125% 11/15/2032	1,433	1,402
	U.S. Treasury 3.375% 5/15/2033	14,742	13,602
	U.S. Treasury 3.875% 8/15/2033	119,275	113,964
	U.S. Treasury 4.375% 5/15/2034[16]	281,459	278,084
	U.S. Treasury 4.25% 11/15/2034	163,441	159,661
	U.S. Treasury 1.375% 11/15/2040[16]	12,006	7,474
	U.S. Treasury 1.75% 8/15/2041	2,773	1,806
	U.S. Treasury 2.00% 11/15/2041	11,924	8,052
	U.S. Treasury 2.375% 2/15/2042	7,784	5,569
	U.S. Treasury 2.875% 5/15/2043[16]	16,000	12,161
	U.S. Treasury 3.875% 5/15/2043	7,113	6,283
	U.S. Treasury 4.75% 11/15/2043	42,316	41,906
	U.S. Treasury 4.625% 5/15/2044[16]	112,695	109,561
	U.S. Treasury 4.125% 8/15/2044	6,000	5,446
	U.S. Treasury 4.625% 11/15/2044	31,935	31,007
	U.S. Treasury 2.875% 11/15/2046[16]	4,532	3,304
	U.S. Treasury 2.875% 5/15/2049	4,051	2,881
	U.S. Treasury 4.00% 11/15/2052	9,612	8,371
	U.S. Treasury 3.625% 2/15/2053	14,365	11,690
	U.S. Treasury 4.75% 11/15/2053	4,600	4,549
	U.S. Treasury 4.25% 2/15/2054[16]	278,301	253,602
	U.S. Treasury 4.625% 5/15/2054	291	283
	U.S. Treasury 4.25% 8/15/2054	72,576	66,209
	U.S. Treasury 4.50% 11/15/2054	2,000	1,905
			2,026,384

U.S. Treasury inflation-protected securities 0.04%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[18]	49,026	49,037
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[18]	6,566	6,530
			55,567
	Total U.S. Treasury bonds & notes		2,081,951
Asset-backed obligations 1.56%
	ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[8,15]	658	659
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[8,15]	49	49
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[8,15]	16,219	16,160
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[8,15]	59	59
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[8,15]	6,099	6,146

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[8,15]	USD1,895	$1,901
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[8,15]	2,890	2,894
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[8,11,15]	11,606	11,660
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.823% 1/19/2033[8,11,15]	2,780	2,794
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[8,15]	3,103	3,116
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[8,15]	813	809
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[8,15]	1,118	1,119
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[8,15]	2,615	2,637
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[8,15]	6,289	6,395
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[8,15]	7,281	7,484
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[8,15]	13,560	13,715
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[8,15]	4,469	4,549
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[8,15]	2,547	2,540
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[8,15]	5,726	5,744
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[15]	643	643
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[15]	7,972	7,718
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[15]	5,578	5,648
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.39% 1/20/2033[8,11,15]	5,467	5,477
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 3.175% 2/16/2050[8,15]	1,851	1,866
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[8,15]	5,603	5,691
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[8,15]	15,750	15,669
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[8,15]	8,495	8,452
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[8,15]	5,620	5,605
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[8,15]	1,042	1,039
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[8,15]	8,500	8,411
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[8,15]	25,617	25,064
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[8,15]	1,453	1,429
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[8,15]	4,605	4,558
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[8,15]	29,959	28,686
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[8,15]	1,699	1,623
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[8,15]	551	526
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[8,15]	5,000	4,806
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[8,15]	10,793	11,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[8,15]	12,400	12,636
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[8,15]	23,741	24,442
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[8,15]	3,150	3,272
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[8,15]	7,930	8,057
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[8,15]	1,507	1,531

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[8,15]	USD8,000	$8,081
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[8,15]	1,671	1,679
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[8,11,15]	19,810	19,865
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[8,15]	308	302
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.482% 1/15/2033[8,11,15]	7,893	7,907
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 5.902% 1/15/2033[8,11,15]	2,864	2,869
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.402% 1/15/2033[8,11,15]	5,275	5,293
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[8,15]	6,639	6,106
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[8,15]	1,007	926
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[8,15]	1,736	1,740
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[8,15]	333	334
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[8,15]	243	244
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[8,15]	5,108	5,167
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[15]	2,596	2,601
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[15]	1,408	1,409
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[15]	3,945	3,969
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[15]	1,507	1,518
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[15]	1,509	1,510
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[15]	987	1,000
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[15]	4,610	4,667
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[15]	2,963	2,962
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[15]	5,300	5,280
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[8,15]	2,810	2,785
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[8,15]	4,142	4,174
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[15]	313	311
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[15]	6,919	6,953
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[15]	307	306
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[15]	15,202	15,314
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[15]	2,001	2,012
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[15]	2,153	2,188
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[15]	3,265	3,356
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[15]	204	196
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[15]	1,448	1,406
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[8,15]	10,757	9,620
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[8,15]	6,600	5,946
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[8,15]	13,075	12,217
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[8,15]	874	831
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[8,15]	23,958	23,507
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[8,15]	5,792	5,266
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[8,15]	5,327	5,192
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[8,15]	567	495
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[8,15]	15,080	14,352
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[8,15]	2,847	2,669
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[8,15]	23,129	23,163
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[8,15]	19,138	19,102
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[8,15]	6,054	6,078
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[8,15]	7,516	7,541
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[8,15]	8,289	8,329
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[8,15]	9,354	9,416

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[8,15]	USD8,384	$8,485
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[8,15]	10,983	11,111
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[8,15]	1,114	1,113
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[8,15]	2,961	2,721
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[8,15]	1,823	1,677
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[8,15]	7,704	7,104
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[8,15]	12,048	10,924
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[8,15]	468	423
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[15]	7,325	7,357
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[8,15]	89	89
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[8,15]	2,745	2,759
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[8,15]	371	374
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[8,15]	549	555
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[8,15]	197	201
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[8,15]	2,376	2,407
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[8,15]	2,251	2,304
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[8,15]	3,687	3,748
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[8,15]	5,895	5,952
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.561% 1/15/2037[11,15]	188	176
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.571% 2/15/2037[11,15]	320	296
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[15]	6,421	6,503
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[8,15]	2,265	2,279
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[8,15]	1,718	1,745
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[8,15]	844	862
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[15]	1,805	1,794
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[15]	1,830	1,844
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[15]	3,253	3,275
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[8,15]	339	336
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[8,15]	712	705
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[8,15]	281	281
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[8,15]	1,103	1,008
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[8,15]	1,861	1,875
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[8,15]	6,398	6,434
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[8,15]	950	947
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[8,15]	3,349	3,331
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[8,15]	3,655	3,651
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[8,15]	5,061	5,096
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[8,15]	2,471	2,499
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[8,15]	3,023	3,097
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[8,15]	9,175	9,224
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[15]	5,488	5,366
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[15]	3,186	3,187
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[15]	1,013	1,025
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[15]	1,420	1,422
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[15]	3,084	3,101
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[15]	2,431	2,432
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[15]	1,839	1,887
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[15]	3,616	3,667
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[15]	3,094	3,101
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[15]	3,191	3,221
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[15]	5,167	5,248
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[15]	1,480	1,495
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[15]	4,746	4,846
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[15]	2,608	2,648
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[8,15]	1,014	1,100
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031[15]	6,311	6,337
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031[15]	4,939	4,961
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[15]	8,016	8,129
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[8,15]	7,131	6,972
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[8,15]	4,197	4,142
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[8,15]	733	744
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[8,15]	371	371
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.622% 7/15/2036[8,11,15]	7,932	7,964
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[15]	1,053	1,060

The Income Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[8,15]	USD15,214	$15,198
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[8,15]	13,385	13,642
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[8,11,15]	30,500	30,700
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[8,15]	5,275	5,231
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[8,11,15]	1,661	1,661
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[8,15]	2,829	2,631
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[8,15]	1,245	1,131
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[8,15]	94	84
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[8,15]	6,291	5,940
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[8,15]	11,554	10,934
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[8,15]	19,667	17,995
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[8,15]	16,978	15,648
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[8,15]	1,593	1,454
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[8,15]	1,908	1,910
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[8,15]	3,571	3,593
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[8,15]	3,757	3,809
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[8,15]	2,842	2,858
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[8,15]	1,830	1,829
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[8,15]	905	919
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[8,15]	818	835
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[8,15]	2,606	2,635
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[8,15]	1,674	1,699
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[8,15]	5,220	5,337
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[8,15]	4,809	4,802
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[8,15]	5,534	5,549
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[8,15]	2,661	2,678
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[8,15]	1,170	1,199
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[8,15]	1,885	1,879
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[8,15]	1,463	1,464
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[15]	3,244	3,258
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[8,15]	17,961	18,670
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[8,15]	11,802	11,683
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[15]	4,745	4,768
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[8,15]	4,075	4,122
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.843% 4/20/2033[8,11,15]	4,839	4,844
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.593% 4/20/2033[8,11,15]	3,515	3,521
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[8,15]	739	744
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[8,15]	528	533
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.343% 1/20/2031[8,11,15]	2,834	2,845
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,8,15]	10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[8,15]	6,394	6,356
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[8,15]	15,340	15,266
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[8,15]	533	537
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[8,15]	1,008	1,026
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[8,15]	8,300	7,842
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[8,15]	3,583	3,394
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[8,15]	7,264	7,070
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[8,15]	12,400	12,515
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[8,15]	17,539	18,120
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[8,15]	28,555	27,044
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[8,15]	3,369	3,185
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[8,15]	1,850	1,752
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[8,15]	633	644
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[8,15]	10,453	10,540
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[15]	2,562	2,566
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[15]	2,259	2,267
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[8,15]	5,735	5,577
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[8,15]	1,603	1,614
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[15]	5,082	5,123

48	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[8,15]	USD2,450	$2,320
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.493% 4/20/2032[8,11,15]	5,755	5,762
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.143% 4/20/2032[8,11,15]	3,826	3,832
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[15]	4,612	4,648
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[8,15]	355	355
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[8,15]	3,965	3,966
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[8,15]	4,874	4,906
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[8,15]	1,685	1,680
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[8,15]	888	882
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[8,15]	592	588
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[8,15]	671	668
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[8,11,15]	6,466	6,466
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[8,11,15]	7,514	7,514
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[8,15]	6,950	6,985
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[8,15]	1,414	1,426
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[8,15]	1,198	1,207
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[8,15]	4,000	4,049
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[8,15]	5,517	4,949
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[8,15]	7,827	6,976
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[8,15]	15,407	14,264
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[8,15]	10,340	9,524
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[8,15]	5,655	5,244
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[8,15]	9,869	9,159
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[8,15]	64,437	59,649
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[8,11,15]	3,677	3,682
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[8,15]	1,344	1,348
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[8,15]	801	789
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.364% 10/15/2029[8,11,15]	3,016	3,020
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.964% 10/15/2029[8,11,15]	8,409	8,421
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[8,11,15]	15,039	15,041
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[8,11,15]	9,460	9,471
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[8,11,15]	3,000	3,004
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[8,11,15]	2,814	2,815
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[8,15]	3,571	3,604
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[8,15]	431	430
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[8,15]	13,351	13,462
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[15]	4,926	4,584
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[8,15]	2,621	2,642
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.006% 9/15/2039[8,11,15]	1,957	1,963
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039[8,15]	2,403	2,363
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[8,15]	1,784	1,787
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[8,15]	1,492	1,511
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[8,15]	845	859
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.504% 10/15/2030[8,11,15]	5,028	5,030
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.40% 10/25/2031[8,11,15]	4,025	4,037
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.10% 10/25/2031[8,11,15]	2,700	2,707
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.652% 7/15/2037[8,11,15]	6,482	6,501
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[15]	1,619	1,621
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[15]	412	412
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[15]	698	698

The Income Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[15]	USD604	$606
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[15]	1,094	1,085
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[15]	1,826	1,805
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[15]	6,798	6,818
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[15]	2,496	2,498
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[15]	1,493	1,499
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[15]	3,000	3,017
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[15]	2,374	2,374
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[15]	10,450	10,543
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[15]	9,527	9,662
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[15]	6,069	6,176
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[15]	3,599	3,610
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[15]	745	753
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[15]	4,218	4,216
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[15]	2,657	2,649
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[15]	5,961	5,979
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[15]	5,140	5,137
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[8,15]	3,034	3,038
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[8,15]	8,995	9,035
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[8,15]	1,246	1,251
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[8,15]	2,493	2,520
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034[8,15]	817	824
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034[8,15]	712	719
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[8,15]	303	306
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[8,15]	4,588	4,591
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[8,15]	8,246	8,320
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[8,15]	1,034	1,056
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[8,15]	5,178	5,180
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[8,15]	1,637	1,677
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[8,15]	6,982	6,397
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[8,15]	1,285	1,180
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049[8,15]	4,118	4,058
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[8,15]	8,441	7,731
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[8,15]	10,798	10,320
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[8,15]	4,048	3,954
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[8,15]	3,136	3,016
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[8,15]	3,063	2,939
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[8,15]	8,352	8,251
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[8,15]	9,860	9,790
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[8,15]	17,285	17,500
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[8,15]	17,285	17,659
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[8,15]	2,539	2,438
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[15]	6,264	6,353
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[8,15]	3,351	3,127
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[8,15]	4,741	4,528
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[8,15]	5,735	5,331
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[8,15]	750	699
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[8,15]	10,284	9,341
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[8,15]	443	402
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[8,15]	14,060	12,888
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[8,15]	5,728	5,317
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[8,15]	4,536	4,029
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[8,15]	163	145
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[8,15]	251	251
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[8,15]	12,824	12,918
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[8,15]	18,828	18,645
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[15]	9,606	9,677
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[15]	3,718	3,761
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[8,11,15]	2,144	2,148
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.993% 1/20/2032[8,11,15]	4,000	4,001
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[8,15]	19,642	17,961
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[8,15]	10,785	9,657

50	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[8,15]	USD412	$368
	Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[8,11,15]	4,700	4,700
	Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[8,15]	2,479	2,508
	Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[15]	19,090	19,100
	Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[15]	8,584	8,628
	Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[12,15]	17,018	17,022
	Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[15]	19,500	19,824
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[8,15]	20,266	20,355
	Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[8,15]	3,127	3,169
	Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[8,15]	1,072	1,073
	Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[8,11,15]	4,568	4,576
	Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.102% 10/15/2031[8,11,15]	3,478	3,482
	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[8,15]	579	584
	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[8,15]	1,295	1,313
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[8,15]	2,763	2,741
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[8,15]	6,247	6,261
	Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[8,15]	2,924	2,904
	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027[8,15]	3,221	3,222
	Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[8,15]	9,570	9,573
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[8,15]	1,187	1,188
	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[8,15]	3,350	3,352
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[8,15]	5,588	5,651
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[8,15]	3,579	3,638
	Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[8,15]	2,094	2,119
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[8,15]	1,993	2,049
	Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[8,15]	2,813	2,867
	Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[8,15]	11,381	11,376
	Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[8,15]	7,423	7,414
	Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[8,15]	8,000	8,097
	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[8,15]	8,000	7,990
	Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[8,15]	2,826	2,863
	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030[8,15]	3,143	3,152
	Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[8,15]	7,780	7,859
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[8,15]	6,765	6,785
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[8,15]	6,181	6,196
	Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[8,11,15]	2,591	2,591
	Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.093% 10/20/2030[8,11,15]	8,000	8,022
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[8,15]	1,415	1,417
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[15]	17,652	17,763
	World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[15]	6,876	6,902
	World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[15]	7,476	7,523
			1,996,865
Municipals 0.25%
Illinois 0.21%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	27,821
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	120
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	51,154
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,854
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	22,448
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	112
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	101

The Income Fund of America	51

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	USD650	$681
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	800	838
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	313
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	574
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	223
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	209
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	101
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	350	364
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	350	363
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	207
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	101
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	138
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	381
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	189
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	264
	G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,107
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	146,720	144,994
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,194	3,310
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,808	3,962
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	275	294
			271,223

Massachusetts 0.00%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,154

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,145	24,084

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,445	21,390
	Total municipals		323,851
Bonds & notes of governments & government agencies outside the U.S. 0.17%
	Abu Dhabi (Emirate of) 2.50% 4/16/2025[8]	7,800	7,770
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[8]	1,700	1,423
	Abu Dhabi (Emirate of) 3.875% 4/16/2050[8]	5,350	4,076
	Chile (Republic of) 4.85% 1/22/2029	9,135	9,072
	Colombia (Republic of) 7.50% 2/2/2034	9,656	9,584

52	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 8.00% 11/14/2035	USD14,314	$14,463
Morocco (Kingdom of) 3.00% 12/15/2032[8]	6,000	4,935
Morocco (Kingdom of) 4.00% 12/15/2050[8]	6,000	4,081
OMERS Finance Trust 3.50% 4/19/2032[8]	7,941	7,241
OMERS Finance Trust 4.00% 4/19/2052[8]	7,941	6,104
Panama (Republic of) 7.50% 3/1/2031	4,015	4,119
Panama (Republic of) 2.252% 9/29/2032	8,741	6,286
Panama (Republic of) 8.00% 3/1/2038	3,025	3,078
Panama (Republic of) 4.50% 1/19/2063	2,065	1,243
Peru (Republic of) 1.862% 12/1/2032	8,550	6,550
Peru (Republic of) 5.875% 8/8/2054	3,665	3,517
Peru (Republic of) 2.78% 12/1/2060	12,800	6,873
United Mexican States 6.00% 5/13/2030	4,490	4,521
United Mexican States 2.659% 5/24/2031	9,162	7,536
United Mexican States 4.875% 5/19/2033	3,912	3,528
United Mexican States 3.50% 2/12/2034	17,988	14,416
United Mexican States 6.00% 5/7/2036	58,740	55,652
United Mexican States 6.875% 5/13/2037	13,455	13,540
United Mexican States 7.375% 5/13/2055	6,745	6,805
United Mexican States 3.771% 5/24/2061	5,180	2,982
		209,395
Total bonds, notes & other debt instruments (cost: $29,334,874,000)		28,911,163
Short-term securities 4.65%	Shares
Money market investments 4.65%
Capital Group Central Cash Fund 4.40%[2,19]	59,454,935	5,946,683

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.40%[2,19,20]	15,293	1,530
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.33%[19,20]	393,946	394
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.26%[19,20]	200,000	200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.26%[19,20]	200,000	200
Fidelity Investments Money Market Government Portfolio, Class I 4.27%[19,20]	200,000	200
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.26%[19,20]	200,000	200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.31%[19,20]	200,000	200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%[19,20]	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.30%[19,20]	96,606	96
		3,220
Total short-term securities (cost: $5,948,944,000)		5,949,903
Total investment securities 100.21% (cost: $97,173,898,000)		128,138,701
Other assets less liabilities (0.21)%		(262,532)
Net assets 100.00%		$127,876,169

The Income Fund of America	53

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	4,628	4/3/2025	USD951,632	$1,340
5 Year U.S. Treasury Note Futures	Long	16,329	4/3/2025	1,737,253	(6,429)
10 Year Ultra U.S. Treasury Note Futures	Long	5,472	3/31/2025	609,444	(6,142)
10 Year U.S. Treasury Note Futures	Long	4,517	3/31/2025	491,647	2,018
20 Year U.S. Treasury Note Futures	Short	1,046	3/31/2025	(119,146)	368
30 Year Ultra U.S. Treasury Bond Futures	Long	5,186	3/31/2025	614,379	(17,782)
					$(26,627)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	103,189	EUR	100,000	Morgan Stanley	2/11/2025	$(601)
USD	338,617	EUR	325,000	UBS AG	2/25/2025	1,103
						$502
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.072%	Annual	SOFR	Annual	11/8/2026	USD559,015	$(274)	$—	$(274)
SOFR	Annual	3.931%	Annual	11/12/2029	45,000	269	—	269
8.825%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN745,000	61	—	61
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	999,600	44	—	44
SOFR	Annual	3.9205%	Annual	11/21/2029	USD34,000	219	—	219
SOFR	Annual	4.1215%	Annual	1/27/2030	80,000	(194)	—	(194)
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN531,400	(240)	—	(240)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	571,895	(250)	—	(250)
SOFR	Annual	3.9385%	Annual	11/14/2034	USD21,208	294	—	294
SOFR	Annual	3.9105%	Annual	11/21/2034	23,205	375	—	375
						$304	$—	$304
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL593,000	$1,501	$—	$1,501

54	The Income Fund of America

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 1/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2025 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD170,030	$(14,142)	$(13,264)	$(878)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	46,621	(1,056)	(1,041)	(15)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	247,000	(20,051)	(19,320)	(731)
					$(35,249)	$(33,625)	$(1,624)
Investments in affiliates2

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.42%
Financials 0.07%
Islandsbanki hf.	$75,545	$—	$569	$(96)	$12,791	$87,671	$—
Consumer staples 0.01%
Viva Wine Group AB [1]	19,375	—	—	—	(3,786)	15,589	—
Health care 0.04%
Rotech Healthcare, Inc. [3,5,6]	50,336	—	—	—	(2,390)	47,946	—
Information technology 0.15%
Diebold Nixdorf, Inc. [5]	196,917	—	—	—	(1,176)	195,741	—
Consumer discretionary 0.13%
Domino’s Pizza Group PLC	127,988	—	—	—	(14,044)	113,944	1,377
Puuilo OYJ	60,516	—	—	—	(2,060)	58,456	1,140
Party City Holdco, Inc.[3,5,8]	273	—	—	—	(273)	— [4]	—
Party City Holdco, Inc.[3,5]	27,288	—	—	—	(27,288)	— [4]	—
						172,400
Utilities 0.00%
Brookfield Infrastructure Partners, LP [21]	946,060	—	236,930	(53,832)	79,272	—	19,722
Materials 0.02%
Venator Materials PLC [3,5]	36,351	—	—	—	(15,063)	21,288	—
Total common stocks						540,635
Bonds, notes & other debt instruments 0.10%
Consumer discretionary 0.01%
Party City Holdings, Inc. 12.00% PIK 1/11/2029 [3,8,9]	28,337	1,727	—	—	(26,950)	3,114	1,937
Information technology 0.09%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 [8]	—	112,415	—	—	3,261	115,676	982
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028[8,11,22]	215,994	—	212,864	5,637	(8,767)	—	10,290
						115,676
Total bonds, notes & other debt instruments						118,790
Short-term securities 4.65%
Money market investments 4.65%
Capital Group Central Cash Fund 4.40% [19]	7,436,255	6,103,566	7,594,805	1,061	606	5,946,683	158,401

The Income Fund of America	55

Investments in affiliates2 (continued)

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.40% [19,20]	$1,905		$375 [23]			$1,530	$— [24]
Total short-term securities						5,948,213
Total 5.17%				$(47,230)	$(5,867)	$6,607,638	$193,849
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A3	4/25/2016-11/15/2016	$56,848	$51,999	.04%
Rotech Healthcare, Inc.[2,3,5]	11/26/2014	19,660	47,946.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[10,11]	9/13/2023	32,912	33,683.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[10,11]	9/13/2023-12/13/2024	1,065	1,071	.00 [25]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[3,9,12]	6/23/2023-12/23/2024	11,304	11,643.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[3,9,12]	10/22/2024-12/23/2024	8,766	9,140.01
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[3,5,9]	9/27/2024	17,700	18,133.01
Total		$148,255	$173,615	.14%

56	The Income Fund of America

[1]
All or a portion of this security was on loan. The total value of all such securities was $200,955,000, which represented .16% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $173,615,000, which represented .14% of the net assets of the fund.

[7]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $29,567,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,806,625,000, which represented 10.80% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $665,802,000, which represented .52% of the net assets of the fund.

[11]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Step bond; coupon rate may change at a later date.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $109,229,000, which represented .09% of the net assets of the fund.
[17]	Purchased on a TBA basis.
[18]	Index-linked bond whose principal amount moves with a government price index.
[19]	Rate represents the seven-day yield at 1/31/2025.
[20]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[21]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2025. Refer to the investment portfolio for the security value at 1/31/2025.
[22]	Affiliated issuer during the reporting period but no longer held at 1/31/2025.
[23]	Represents net activity. Refer to Note 5 for more information on securities lending.
[24]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[25]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

The Income Fund of America	57

Financial statements
Statement of assets and liabilities at January 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $200,955 of investment securities on loan):
Unaffiliated issuers (cost: $90,460,072)	$121,531,063
Affiliated issuers (cost: $6,713,826)	6,607,638	$128,138,701
Cash		9,202
Cash denominated in currencies other than U.S. dollars (cost: $7)		8
Unrealized appreciation on open forward currency contracts		1,103
Bilateral swaps, at value		1,501
Unrealized appreciation on unfunded commitments*		15
Receivables for:
Sales of investments	640,715
Sales of fund’s shares	58,639
Dividends and interest	513,873
Securities lending income	103
Variation margin on futures contracts	785
Variation margin on centrally cleared swap contracts	1,888
Other	6	1,216,009
		129,366,539
Liabilities:
Collateral for securities on loan		3,220
Unrealized depreciation on open forward currency contracts		601
Payables for:
Purchases of investments	1,349,624
Repurchases of fund’s shares	69,827
Investment advisory services	21,239
Services provided by related parties	23,097
Trustees’ deferred compensation	5,370
Variation margin on futures contracts	14,463
Variation margin on centrally cleared swap contracts	753
Other	2,176	1,486,549
Commitments and contingencies*
Net assets at January 31, 2025		$127,876,169
Net assets consist of:
Capital paid in on shares of beneficial interest		$93,576,075
Total distributable earnings (accumulated loss)		34,300,094
Net assets at January 31, 2025		$127,876,169
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

58	The Income Fund of America

Financial statements (continued)
Statement of assets and liabilities at January 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,076,453 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$77,855,748	3,089,236	$25.20
Class C	1,327,819	53,635	24.76
Class T	11	— *	25.20
Class F-1	2,036,465	81,100	25.11
Class F-2	14,282,424	567,483	25.17
Class F-3	5,760,921	228,755	25.18
Class 529-A	1,822,801	72,552	25.12
Class 529-C	41,584	1,659	25.06
Class 529-E	51,856	2,073	25.02
Class 529-T	18	1	25.20
Class 529-F-1	15	1	25.11
Class 529-F-2	169,804	6,737	25.21
Class 529-F-3	15	1	25.20
Class R-1	59,130	2,366	24.99
Class R-2	342,973	13,838	24.78
Class R-2E	39,272	1,564	25.10
Class R-3	644,250	25,701	25.07
Class R-4	738,360	29,372	25.14
Class R-5E	204,442	8,129	25.15
Class R-5	195,131	7,743	25.20
Class R-6	22,303,130	884,507	25.22
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Income Fund of America	59

Financial statements (continued)
Statement of operations for the six months ended January 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $24,904; also includes $180,640 from affiliates)	$1,462,886
Interest (includes $13,209 from affiliates)	910,373
Securities lending income (net of fees)	2,563	$2,375,822
Fees and expenses*:
Investment advisory services	137,305
Distribution services	114,849
Transfer agent services	33,581
Administrative services	19,216
529 plan services	576
Reports to shareholders	1,098
Registration statement and prospectus	469
Trustees’ compensation	488
Auditing and legal	469
Custodian	1,599
Other	40	309,690
Net investment income		2,066,132
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,643,444
Affiliated issuers	(47,230)
Futures contracts	(32,692)
Forward currency contracts	19,177
Swap contracts	11,678
Currency transactions	1,860	2,596,237
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $132):
Unaffiliated issuers	2,068,908
Affiliated issuers	(5,867)
Futures contracts	(78,680)
Forward currency contracts	(170)
Swap contracts	(12,908)
Currency translations	(2,024)	1,969,259
Net realized gain (loss) and unrealized appreciation (depreciation)		4,565,496
Net increase (decrease) in net assets resulting from operations		$6,631,628
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

60	The Income Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended January 31,	Year ended July 31,
	2025*	2024

Operations:
Net investment income	$2,066,132	$4,427,452
Net realized gain (loss)	2,596,237	2,961,710
Net unrealized appreciation (depreciation)	1,969,259	6,327,640
Net increase (decrease) in net assets resulting from operations	6,631,628	13,716,802
Distributions paid to shareholders	(6,050,933)	(4,433,791)
Net capital share transactions	1,875,822	(4,163,023)
Total increase (decrease) in net assets	2,456,517	5,119,988
Net assets:
Beginning of period	125,419,652	120,299,664
End of period	$127,876,169	$125,419,652
*
Unaudited.
Refer to the notes to financial statements.

The Income Fund of America	61

Notes to financial statementsunaudited
1. Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team.  A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

62	The Income Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Income Fund of America	63

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2025 (dollars in thousands):

64	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$16,671,279	$4,690,199	$— [1]	$21,361,478
Consumer staples	8,739,453	1,716,324	—	10,455,777
Health care	7,520,853	2,282,363	47,946	9,851,162
Information technology	7,211,998	117,658	2,153,423	9,483,079
Energy	7,692,306	641,418	60,007	8,393,731
Industrials	4,741,698	3,000,711	—	7,742,409
Consumer discretionary	4,250,204	1,591,714	8,250	5,850,168
Utilities	4,020,830	1,425,464	—	5,446,294
Communication services	2,503,857	2,487,326	—	4,991,183
Materials	3,423,405	803,682	21,288	4,248,375
Real estate	3,935,584	172,162	13,085	4,120,831
Preferred securities	300,659	—	23,865	324,524
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	990,363	—	—	990,363
Convertible bonds & notes	—	18,261	—	18,261
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	19,461,652	76,141	19,537,793
Mortgage-backed obligations	—	4,741,516	19,792	4,761,308
U.S. Treasury bonds & notes	—	2,081,951	—	2,081,951
Asset-backed obligations	—	1,986,495	10,370	1,996,865
Municipals	—	323,851	—	323,851
Bonds & notes of governments & government agencies outside the U.S.	—	209,395	—	209,395
Short-term securities	5,949,903	—	—	5,949,903
Total	$77,952,392	$47,752,142	$2,434,167	$128,138,701

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,726	$—	$—	$3,726
Unrealized appreciation on open forward currency contracts	—	1,103	—	1,103
Unrealized appreciation on centrally cleared interest rate swaps	—	1,262	—	1,262
Unrealized appreciation on bilateral interest rate swaps	—	1,501	—	1,501
Liabilities:
Unrealized depreciation on futures contracts	(30,353)	—	—	(30,353)
Unrealized depreciation on open forward currency contracts	—	(601)	—	(601)
Unrealized depreciation on centrally cleared interest rate swaps	—	(958)	—	(958)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,624)	—	(1,624)
Total	$(26,627)	$683	$—	$(25,944)
1
Amount less than one thousand.
2
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended January 31, 2025 (dollars in thousands):
	Beginning value at 7/31/2024	Transfers into Level 3[3]	Purchases	Sales	Net Realized Gain[4]	Unrealized appreciation[4]	Transfers out of Level 3[3]	Ending value at 1/31/2025
Investment securities	$246,088	$2,110,573	$64,287	$(76,678)	$13,231	$87,867	$(11,201)	$2,434,167
Net unrealized appreciation during the period on Level 3 investment securities held at January 31, 2025								$87,057
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
4
Net realized gain and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

The Income Fund of America	65

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 1/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$106,303	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	2%	2%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	2,303,999	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
		Recent market information	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment based on proxy (decrease)	1% - 3%	3%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	5%	Decrease
		Market comparables	EV/EBITDA multiple	6.4x	6.4x	Increase
			Expected proceeds	Not applicable	Not applicable	Not applicable
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	23,865	Market comperables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
			Yield	10%	10%	Decrease
			Redemption price	Not applicable	Not applicable	Not applicable
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$2,434,167
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviation(s)
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

66	The Income Fund of America

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

The Income Fund of America	67

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of January 31, 2025, the total value of securities on loan was $200,955,000, and the total value of collateral received was $211,591,000. Collateral received includes cash of $3,220,000 and U.S. government securities of $208,371,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $29,157,000, which would represent 0.02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $15,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

68	The Income Fund of America

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $6,485,362,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $425,327,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

The Income Fund of America	69

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,362,592,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $324,771,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, January 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,726	Unrealized depreciation*	$30,353
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,103	Unrealized depreciation on open forward currency contracts	601
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,262	Unrealized depreciation*	958
Swap (bilateral)	Interest	Bilateral swaps, at value	1,501	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,624
			$7,592		$33,536

Refer to the end of the tables for footnote.

70	The Income Fund of America

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(32,692)	Net unrealized appreciation (depreciation) on futures contracts	$(78,680)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	19,177	Net unrealized appreciation (depreciation) on forward currency contracts	(170)
Swap	Interest	Net realized gain (loss) on swap contracts	11,293	Net unrealized appreciation (depreciation) on swap contracts	(10,278)
Swap	Credit	Net realized gain (loss) on swap contracts	385	Net unrealized appreciation (depreciation) on swap contracts	(2,630)
			$(1,837)		$(91,758)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,501	$ —	$ —	$ —	$1,501
UBS AG	1,103	—	—	—	1,103
Total	$2,604	$ —	$ —	$ —	$2,604
Liabilities:
Morgan Stanley	$601	$ —	$ (601)	$ —	$ —
Total	$601	$ —	$ (601)	$ —	$ —
*
Collateral is shown on a settlement basis.

The Income Fund of America	71

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended January 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$2,091,304
Undistributed long-term capital gains	2,746,017
Capital loss carryforward utilized	152,485
As of January 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$33,237,874
Gross unrealized depreciation on investments	(2,257,973)
Net unrealized appreciation (depreciation) on investments	30,979,901
Cost of investments	97,166,481

72	The Income Fund of America

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended January 31, 2025			Year ended July 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,998,022	$1,682,725	$3,680,747	$2,719,244	$—	$2,719,244
Class C	30,325	29,632	59,957	46,882	—	46,882
Class T	— *	— *	— *	— *	—	— *
Class F-1	52,127	44,368	96,495	74,260	—	74,260
Class F-2	374,638	305,853	680,491	498,869	—	498,869
Class F-3	154,359	123,523	277,882	204,224	—	204,224
Class 529-A	46,818	39,779	86,597	63,864	—	63,864
Class 529-C	943	933	1,876	1,484	—	1,484
Class 529-E	1,285	1,137	2,422	1,787	—	1,787
Class 529-T	1	1	2	1	—	1
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	4,401	3,583	7,984	5,679	—	5,679
Class 529-F-3	— *	— *	— *	1	—	1
Class R-1	1,299	1,289	2,588	1,774	—	1,774
Class R-2	7,690	7,624	15,314	10,017	—	10,017
Class R-2E	924	863	1,787	1,179	—	1,179
Class R-3	15,549	13,985	29,534	21,338	—	21,338
Class R-4	19,118	16,247	35,365	27,299	—	27,299
Class R-5E	5,289	4,335	9,624	6,926	—	6,926
Class R-5	5,309	4,233	9,542	7,621	—	7,621
Class R-6	585,053	467,673	1,052,726	741,342	—	741,342
Total	$3,303,150	$2,747,783	$6,050,933	$4,433,791	$—	$4,433,791
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2025, the investment advisory services fees were $137,305,000, which were equivalent to an annualized rate of 0.214% of average daily net assets.

The Income Fund of America	73

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2025, unreimbursed expenses subject to reimbursement totaled $7,965,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended January 31, 2025, the 529 plan services fees were $576,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

74	The Income Fund of America

For the six months ended January 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$98,401	$21,952	$11,808	Not applicable
Class C	7,015	394	210	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,587	1,341	313	Not applicable
Class F-2	Not applicable	7,564	2,114	Not applicable
Class F-3	Not applicable	19	854	Not applicable
Class 529-A	2,175	476	278	$504
Class 529-C	226	12	7	12
Class 529-E	134	7	8	15
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	29	25	45
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	301	28	9	Not applicable
Class R-2	1,312	598	53	Not applicable
Class R-2E	120	40	6	Not applicable
Class R-3	1,628	478	98	Not applicable
Class R-4	950	380	114	Not applicable
Class R-5E	Not applicable	151	30	Not applicable
Class R-5	Not applicable	40	30	Not applicable
Class R-6	Not applicable	72	3,259	Not applicable

Total class-specific expenses	$114,849	$33,581	$19,216	$576
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $488,000 in the fund’s statement of operations reflects $256,000 in current fees (either paid in cash or deferred) and a net increase of $232,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $574,735,000 and $532,702,000, respectively, which generated $61,871,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2025.

The Income Fund of America	75

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2025
Class A	$1,490,346	58,677	$3,600,662	143,894	$(5,137,594)	(202,300)	$(46,586)	271
Class C	70,428	2,819	59,408	2,417	(256,030)	(10,264)	(126,194)	(5,028)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,970	788	95,222	3,819	(164,234)	(6,480)	(49,042)	(1,873)
Class F-2	1,365,461	53,737	651,185	26,061	(1,389,529)	(54,844)	627,117	24,954
Class F-3	518,044	20,335	274,573	10,982	(529,029)	(20,840)	263,588	10,477
Class 529-A	76,364	3,016	86,565	3,471	(181,847)	(7,225)	(18,918)	(738)
Class 529-C	4,537	180	1,875	75	(13,094)	(520)	(6,682)	(265)
Class 529-E	1,905	76	2,420	98	(6,740)	(268)	(2,415)	(94)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	18,294	722	7,982	319	(16,157)	(639)	10,119	402
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	3,402	135	2,588	104	(9,755)	(389)	(3,765)	(150)
Class R-2	22,263	890	15,286	621	(40,533)	(1,629)	(2,984)	(118)
Class R-2E	2,501	99	1,786	71	(4,634)	(185)	(347)	(15)
Class R-3	39,602	1,572	29,465	1,184	(72,860)	(2,885)	(3,793)	(129)
Class R-4	47,529	1,875	35,345	1,416	(104,135)	(4,126)	(21,261)	(835)
Class R-5E	11,636	461	9,624	385	(13,591)	(536)	7,669	310
Class R-5	6,204	244	9,506	380	(20,797)	(817)	(5,087)	(193)
Class R-6	1,104,386	43,728	1,051,620	42,013	(901,606)	(35,414)	1,254,400	50,327
Total net increase (decrease)	$4,802,872	189,354	$5,935,115	237,310	$(8,862,165)	(349,361)	$1,875,822	77,303
Refer to the end of the table for footnotes.

76	The Income Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2024
Class A	$2,608,897	112,145	$2,651,363	114,841	$(9,460,262)	(407,582)	$(4,200,002)	(180,596)
Class C	114,083	4,989	46,290	2,043	(601,033)	(26,325)	(440,660)	(19,293)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,425	1,730	73,155	3,181	(367,247)	(15,857)	(253,667)	(10,946)
Class F-2	2,266,692	97,532	476,968	20,683	(3,104,250)	(133,578)	(360,590)	(15,363)
Class F-3	873,922	37,475	201,946	8,751	(1,181,783)	(50,860)	(105,915)	(4,634)
Class 529-A	138,683	5,969	63,841	2,773	(313,766)	(13,502)	(111,242)	(4,760)
Class 529-C	9,411	407	1,480	64	(24,336)	(1,050)	(13,445)	(579)
Class 529-E	4,735	205	1,786	78	(10,679)	(462)	(4,158)	(179)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	26,912	1,155	5,676	245	(30,185)	(1,294)	2,403	106
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	9,609	425	1,774	78	(17,197)	(753)	(5,814)	(250)
Class R-2	44,759	1,956	10,013	441	(88,391)	(3,862)	(33,619)	(1,465)
Class R-2E	5,481	240	1,179	52	(6,085)	(262)	575	30
Class R-3	78,776	3,388	21,276	927	(174,328)	(7,524)	(74,276)	(3,209)
Class R-4	81,398	3,497	27,292	1,185	(181,911)	(7,782)	(73,221)	(3,100)
Class R-5E	26,589	1,147	6,926	301	(28,367)	(1,225)	5,148	223
Class R-5	17,779	772	7,591	329	(39,096)	(1,683)	(13,726)	(582)
Class R-6	2,526,715	108,165	740,540	32,022	(1,748,071)	(73,985)	1,519,184	66,202
Total net increase (decrease)	$8,874,866	381,197	$4,339,098	187,994	$(17,376,987)	(747,586)	$(4,163,023)	(178,395)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,092,639,000 and $30,673,699,000, respectively, during the six months ended January 31, 2025.

The Income Fund of America	77

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
1/31/2025[5,6]	$25.10	$.40	$.92	$1.32	$(.66 )	$(.56 )	$(1.22)	$25.20	5.32%[7]	$77,856	.56%[8]	.56%[8]	3.15%[8]
7/31/2024	23.25	.85	1.86	2.71	(.86 )	—	(.86 )	25.10	12.02	77,534.58		.58	3.66
7/31/2023	23.83	.83	.19	1.02	(.78 )	(.82 )	(1.60)	23.25	4.45	76,009.57		.57	3.64
7/31/2022	25.92	.81	(1.18)	(.37 )	(.74 )	(.98 )	(1.72)	23.83	(1.60)	78,105.56		.56	3.23
7/31/2021	21.88	.75	4.04	4.79	(.75 )	—	(.75 )	25.92	22.23	82,740.56		.56	3.11
7/31/2020	22.56	.73	(.17 )	.56	(.74 )	(.50 )	(1.24)	21.88	2.59	71,103.57		.57	3.32
Class C:
1/31/2025[5,6]	24.68	.30	.90	1.20	(.56 )	(.56 )	(1.12)	24.76	4.92 [7]	1,328	1.31 [8]	1.31 [8]	2.40 [8]
7/31/2024	22.87	.66	1.83	2.49	(.68 )	—	(.68 )	24.68	11.20	1,448	1.32	1.32	2.91
7/31/2023	23.46	.65	.19	.84	(.61 )	(.82 )	(1.43)	22.87	3.70	1,783	1.32	1.32	2.88
7/31/2022	25.54	.61	(1.16)	(.55 )	(.55 )	(.98 )	(1.53)	23.46	(2.35)	2,236	1.31	1.31	2.46
7/31/2021	21.57	.56	3.98	4.54	(.57 )	—	(.57 )	25.54	21.31	2,803	1.31	1.31	2.37
7/31/2020	22.25	.56	(.16 )	.40	(.58 )	(.50 )	(1.08)	21.57	1.82	2,906	1.32	1.32	2.58
Class T:
1/31/2025[5,6]	25.10	.44	.91	1.35	(.69 )	(.56 )	(1.25)	25.20	5.45 [7,9]	— [10]	.30 [8,9]	.30 [8,9]	3.40 [8,9]
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31 [9]	— [10]	.32 [9]	.32 [9]	3.92 [9]
7/31/2023	23.83	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.25	4.77 [9]	— [10]	.27 [9]	.27 [9]	3.94 [9]
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)[9]	— [10]	.31 [9]	.31 [9]	3.47 [9]
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.52 [9]	— [10]	.32 [9]	.32 [9]	3.35 [9]
7/31/2020	22.57	.78	(.17 )	.61	(.80 )	(.50 )	(1.30)	21.88	2.81 [9]	— [10]	.33 [9]	.33 [9]	3.55 [9]
Class F-1:
1/31/2025[5,6]	25.01	.39	.92	1.31	(.65 )	(.56 )	(1.21)	25.11	5.29 [7]	2,037	.63 [8]	.63 [8]	3.08 [8]
7/31/2024	23.17	.83	1.85	2.68	(.84 )	—	(.84 )	25.01	11.94	2,075.64		.64	3.60
7/31/2023	23.75	.82	.18	1.00	(.76 )	(.82 )	(1.58)	23.17	4.39	2,176.63		.63	3.57
7/31/2022	25.84	.79	(1.18)	(.39 )	(.72 )	(.98 )	(1.70)	23.75	(1.68)	2,353.63		.63	3.15
7/31/2021	21.82	.73	4.03	4.76	(.74 )	—	(.74 )	25.84	22.12	2,683.63		.63	3.06
7/31/2020	22.50	.72	(.17 )	.55	(.73 )	(.50 )	(1.23)	21.82	2.53	3,365.63		.63	3.27
Class F-2:
1/31/2025[5,6]	25.07	.43	.92	1.35	(.69 )	(.56 )	(1.25)	25.17	5.43 [7]	14,282	.36 [8]	.36 [8]	3.35 [8]
7/31/2024	23.22	.90	1.86	2.76	(.91 )	—	(.91 )	25.07	12.26	13,600.37		.37	3.87
7/31/2023	23.80	.88	.18	1.06	(.82 )	(.82 )	(1.64)	23.22	4.66	12,954.37		.37	3.84
7/31/2022	25.89	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.80	(1.40)	12,656.36		.36	3.44
7/31/2021	21.86	.80	4.03	4.83	(.80 )	—	(.80 )	25.89	22.46	12,303.36		.36	3.31
7/31/2020	22.54	.77	(.16 )	.61	(.79 )	(.50 )	(1.29)	21.86	2.81	9,894.37		.37	3.52
Class F-3:
1/31/2025[5,6]	25.08	.44	.92	1.36	(.70 )	(.56 )	(1.26)	25.18	5.48 [7]	5,761	.25 [8]	.25 [8]	3.46 [8]
7/31/2024	23.23	.92	1.86	2.78	(.93 )	—	(.93 )	25.08	12.38	5,475.27		.27	3.98
7/31/2023	23.81	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.23	4.77	5,179.26		.26	3.95
7/31/2022	25.90	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.81	(1.30)	4,840.25		.25	3.54
7/31/2021	21.87	.82	4.04	4.86	(.83 )	—	(.83 )	25.90	22.57	4,717.26		.26	3.42
7/31/2020	22.56	.80	(.18 )	.62	(.81 )	(.50 )	(1.31)	21.87	2.88	3,680.26		.26	3.63
Class 529-A:
1/31/2025[5,6]	25.03	.40	.91	1.31	(.66 )	(.56 )	(1.22)	25.12	5.27 [7]	1,823	.59 [8]	.59 [8]	3.12 [8]
7/31/2024	23.18	.84	1.86	2.70	(.85 )	—	(.85 )	25.03	12.01	1,834.61		.61	3.63
7/31/2023	23.76	.82	.19	1.01	(.77 )	(.82 )	(1.59)	23.18	4.42	1,809.61		.61	3.60
7/31/2022	25.85	.80	(1.18)	(.38 )	(.73 )	(.98 )	(1.71)	23.76	(1.64)	1,868.59		.59	3.19
7/31/2021	21.83	.74	4.02	4.76	(.74 )	—	(.74 )	25.85	22.14	1,987.60		.60	3.07
7/31/2020	22.51	.72	(.17 )	.55	(.73 )	(.50 )	(1.23)	21.83	2.55	1,740.62		.62	3.27
Refer to the end of the table for footnotes.

78	The Income Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
1/31/2025[5,6]	$24.96	$.30	$.91	$1.21	$(.55 )	$(.56 )	$(1.11)	$25.06	4.86%[7]	$42	1.36%[8]	1.36%[8]	2.36%[8]
7/31/2024	23.12	.66	1.85	2.51	(.67 )	—	(.67 )	24.96	11.19	48	1.36	1.36	2.88
7/31/2023	23.70	.64	.19	.83	(.59 )	(.82 )	(1.41)	23.12	3.62	58	1.38	1.38	2.82
7/31/2022	25.78	.61	(1.18)	(.57 )	(.53 )	(.98 )	(1.51)	23.70	(2.40)	71	1.35	1.35	2.41
7/31/2021	21.76	.56	4.02	4.58	(.56 )	—	(.56 )	25.78	21.26	94	1.33	1.33	2.34
7/31/2020	22.43	.56	(.16 )	.40	(.57 )	(.50 )	(1.07)	21.76	1.79	103	1.36	1.36	2.56
Class 529-E:
1/31/2025[5,6]	24.92	.37	.91	1.28	(.62 )	(.56 )	(1.18)	25.02	5.16 [7]	52	.83 [8]	.83 [8]	2.88 [8]
7/31/2024	23.09	.79	1.84	2.63	(.80 )	—	(.80 )	24.92	11.71	54.84		.84	3.40
7/31/2023	23.67	.76	.19	.95	(.71 )	(.82 )	(1.53)	23.09	4.19	54.85		.85	3.36
7/31/2022	25.76	.74	(1.18)	(.44 )	(.67 )	(.98 )	(1.65)	23.67	(1.89)	58.83		.83	2.95
7/31/2021	21.75	.68	4.02	4.70	(.69 )	—	(.69 )	25.76	21.90	64.83		.83	2.84
7/31/2020	22.43	.67	(.17 )	.50	(.68 )	(.50 )	(1.18)	21.75	2.31	59.84		.84	3.05
Class 529-T:
1/31/2025[5,6]	25.10	.43	.92	1.35	(.69 )	(.56 )	(1.25)	25.20	5.42 [7,9]	— [10]	.36 [8,9]	.36 [8,9]	3.35 [8,9]
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.25 [9]	— [10]	.37 [9]	.37 [9]	3.88 [9]
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.71 [9]	— [10]	.33 [9]	.33 [9]	3.88 [9]
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)[9]	— [10]	.35 [9]	.35 [9]	3.44 [9]
7/31/2021	21.88	.80	4.04	4.84	(.80 )	—	(.80 )	25.92	22.47 [9]	— [10]	.36 [9]	.36 [9]	3.31 [9]
7/31/2020	22.57	.77	(.17 )	.60	(.79 )	(.50 )	(1.29)	21.88	2.75 [9]	— [10]	.39 [9]	.39 [9]	3.50 [9]
Class 529-F-1:
1/31/2025[5,6]	25.02	.42	.91	1.33	(.68 )	(.56 )	(1.24)	25.11	5.36 [7,9]	— [10]	.43 [8,9]	.43 [8,9]	3.28 [8,9]
7/31/2024	23.17	.88	1.86	2.74	(.89 )	—	(.89 )	25.02	12.20 [9]	— [10]	.45 [9]	.45 [9]	3.80 [9]
7/31/2023	23.75	.86	.19	1.05	(.81 )	(.82 )	(1.63)	23.17	4.60 [9]	— [10]	.44 [9]	.44 [9]	3.77 [9]
7/31/2022	25.84	.84	(1.18)	(.34 )	(.77 )	(.98 )	(1.75)	23.75	(1.49)[9]	— [10]	.43 [9]	.43 [9]	3.36 [9]
7/31/2021	21.82	.78	4.03	4.81	(.79 )	—	(.79 )	25.84	22.40 [9]	— [10]	.37 [9]	.37 [9]	3.55 [9]
7/31/2020	22.50	.77	(.16 )	.61	(.79 )	(.50 )	(1.29)	21.82	2.80	94.38		.38	3.52
Class 529-F-2:
1/31/2025[5,6]	25.10	.43	.93	1.36	(.69 )	(.56 )	(1.25)	25.21	5.39 [7]	170	.34 [8]	.34 [8]	3.37 [8]
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.30	159.36		.36	3.88
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.68	145.35		.35	3.87
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)	131.35		.35	3.45
7/31/2021[5,11]	21.40	.60	4.54	5.14	(.62 )	—	(.62 )	25.92	24.24 [7]	125	.36 [8]	.36 [8]	3.24 [8]
Class 529-F-3:
1/31/2025[5,6]	25.10	.44	.91	1.35	(.69 )	(.56 )	(1.25)	25.20	5.45 [7]	— [10]	.30 [8]	.30 [8]	3.40 [8]
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31	— [10]	.32	.32	3.92
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.70	— [10]	.32	.32	3.88
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)	— [10]	.31	.31	3.48
7/31/2021[5,11]	21.40	.60	4.55	5.15	(.63 )	—	(.63 )	25.92	24.28 [7]	— [10]	.38 [8]	.32 [8]	3.28 [8]
Class R-1:
1/31/2025[5,6]	24.90	.30	.91	1.21	(.56 )	(.56 )	(1.12)	24.99	4.90 [7]	59	1.34 [8]	1.34 [8]	2.37 [8]
7/31/2024	23.07	.67	1.84	2.51	(.68 )	—	(.68 )	24.90	11.15	63	1.35	1.35	2.88
7/31/2023	23.66	.65	.18	.83	(.60 )	(.82 )	(1.42)	23.07	3.63	64	1.35	1.35	2.86
7/31/2022	25.73	.61	(1.16)	(.55 )	(.54 )	(.98 )	(1.52)	23.66	(2.33)	68	1.34	1.34	2.44
7/31/2021	21.73	.56	4.01	4.57	(.57 )	—	(.57 )	25.73	21.26	76	1.34	1.34	2.34
7/31/2020	22.41	.56	(.17 )	.39	(.57 )	(.50 )	(1.07)	21.73	1.75	81	1.36	1.36	2.54
Refer to the end of the table for footnotes.

The Income Fund of America	79

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
1/31/2025[5,6]	$24.70	$.30	$.90	$1.20	$(.56 )	$(.56 )	$(1.12)	$24.78	4.91%[7]	$343	1.34%[8]	1.34%[8]	2.37%[8]
7/31/2024	22.89	.66	1.83	2.49	(.68 )	—	(.68 )	24.70	11.16	345	1.35	1.35	2.89
7/31/2023	23.49	.64	.18	.82	(.60 )	(.82 )	(1.42)	22.89	3.61	353	1.36	1.36	2.85
7/31/2022	25.57	.61	(1.17)	(.56 )	(.54 )	(.98 )	(1.52)	23.49	(2.38)	369	1.34	1.34	2.44
7/31/2021	21.60	.55	3.99	4.54	(.57 )	—	(.57 )	25.57	21.26	409	1.35	1.35	2.33
7/31/2020	22.28	.55	(.16 )	.39	(.57 )	(.50 )	(1.07)	21.60	1.76	385	1.37	1.37	2.52
Class R-2E:
1/31/2025[5,6]	25.01	.34	.91	1.25	(.60 )	(.56 )	(1.16)	25.10	5.03 [7]	39	1.05 [8]	1.05 [8]	2.66 [8]
7/31/2024	23.17	.74	1.84	2.58	(.74 )	—	(.74 )	25.01	11.47	40	1.07	1.07	3.17
7/31/2023	23.75	.72	.18	.90	(.66 )	(.82 )	(1.48)	23.17	3.95	36	1.07	1.07	3.14
7/31/2022	25.83	.69	(1.18)	(.49 )	(.61 )	(.98 )	(1.59)	23.75	(2.08)	37	1.05	1.05	2.73
7/31/2021	21.81	.63	4.02	4.65	(.63 )	—	(.63 )	25.83	21.62	39	1.06	1.06	2.62
7/31/2020	22.49	.62	(.17 )	.45	(.63 )	(.50 )	(1.13)	21.81	2.06	35	1.07	1.07	2.82
Class R-3:
1/31/2025[5,6]	24.97	.36	.92	1.28	(.62 )	(.56 )	(1.18)	25.07	5.16 [7]	644	.90 [8]	.90 [8]	2.81 [8]
7/31/2024	23.13	.77	1.85	2.62	(.78 )	—	(.78 )	24.97	11.66	645.91		.91	3.33
7/31/2023	23.72	.75	.18	.93	(.70 )	(.82 )	(1.52)	23.13	4.07	672.91		.91	3.30
7/31/2022	25.80	.72	(1.17)	(.45 )	(.65 )	(.98 )	(1.63)	23.72	(1.92)	729.90		.90	2.88
7/31/2021	21.79	.66	4.02	4.68	(.67 )	—	(.67 )	25.80	21.78	824.90		.90	2.78
7/31/2020	22.46	.65	(.15 )	.50	(.67 )	(.50 )	(1.17)	21.79	2.27	792.92		.92	2.97
Class R-4:
1/31/2025[5,6]	25.04	.40	.91	1.31	(.65 )	(.56 )	(1.21)	25.14	5.30 [7]	738	.60 [8]	.60 [8]	3.11 [8]
7/31/2024	23.19	.84	1.86	2.70	(.85 )	—	(.85 )	25.04	12.01	756.61		.61	3.63
7/31/2023	23.78	.82	.18	1.00	(.77 )	(.82 )	(1.59)	23.19	4.37	772.61		.61	3.60
7/31/2022	25.86	.80	(1.17)	(.37 )	(.73 )	(.98 )	(1.71)	23.78	(1.61)	815.60		.60	3.18
7/31/2021	21.84	.74	4.02	4.76	(.74 )	—	(.74 )	25.86	22.13	940.60		.60	3.07
7/31/2020	22.52	.72	(.16 )	.56	(.74 )	(.50 )	(1.24)	21.84	2.55	925.61		.61	3.28
Class R-5E:
1/31/2025[5,6]	25.05	.42	.92	1.34	(.68 )	(.56 )	(1.24)	25.15	5.41 [7]	204	.40 [8]	.40 [8]	3.31 [8]
7/31/2024	23.20	.89	1.86	2.75	(.90 )	—	(.90 )	25.05	12.22	196.41		.41	3.83
7/31/2023	23.79	.87	.17	1.04	(.81 )	(.82 )	(1.63)	23.20	4.58	176.42		.42	3.80
7/31/2022	25.87	.85	(1.17)	(.32 )	(.78 )	(.98 )	(1.76)	23.79	(1.45)	159.40		.40	3.39
7/31/2021	21.85	.80	4.02	4.82	(.80 )	—	(.80 )	25.87	22.45	162.39		.39	3.25
7/31/2020	22.54	.75	(.16 )	.59	(.78 )	(.50 )	(1.28)	21.85	2.73	41.41		.41	3.45
Class R-5:
1/31/2025[5,6]	25.10	.44	.91	1.35	(.69 )	(.56 )	(1.25)	25.20	5.46 [7]	195	.29 [8]	.29 [8]	3.42 [8]
7/31/2024	23.25	.92	1.85	2.77	(.92 )	—	(.92 )	25.10	12.32	199.31		.31	3.93
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.72	198.31		.31	3.89
7/31/2022	25.92	.88	(1.18)	(.30 )	(.81 )	(.98 )	(1.79)	23.83	(1.34)	317.30		.30	3.48
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.55	406.30		.30	3.38
7/31/2020	22.56	.79	(.17 )	.62	(.80 )	(.50 )	(1.30)	21.88	2.87	371.31		.31	3.56
Class R-6:
1/31/2025[5,6]	25.11	.44	.93	1.37	(.70 )	(.56 )	(1.26)	25.22	5.47 [7]	22,303	.25 [8]	.25 [8]	3.46 [8]
7/31/2024	23.26	.93	1.85	2.78	(.93 )	—	(.93 )	25.11	12.36	20,949.27		.27	3.98
7/31/2023	23.84	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.26	4.77	17,862.26		.26	3.95
7/31/2022	25.93	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.84	(1.29)	16,215.25		.25	3.54
7/31/2021	21.89	.82	4.05	4.87	(.83 )	—	(.83 )	25.93	22.59	16,144.25		.25	3.42
7/31/2020	22.58	.79	(.17 )	.62	(.81 )	(.50 )	(1.31)	21.89	2.88	12,922.26		.26	3.61
Refer to the end of the table for footnotes.

80	The Income Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended January 31, 2025[5,6,7]	Year ended July 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	19%	43%	44%	40%	44%	58%
Including mortgage dollar roll transactions	26%	92%	95%	72%	133%	117%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.
Refer to the notes to financial statements.

The Income Fund of America	81

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

82	The Income Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Income Fund of America	83

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

84	The Income Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Income Fund of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 31, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: March 31, 2025